UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 9 of its series:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Small Cap Core Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Traditional Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

Date of reporting period: September 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

September 30, 2017

Wells Fargo Intrinsic Small Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intrinsic Small Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intrinsic Small Cap Value Fund for the six-month period that ended September 30, 2017. Despite heightened market volatility and geopolitical uncertainty at times, global stocks generally delivered double-digit results and bond markets had smaller but positive results as well. U.S. and international stocks returned 7.71% and 12.30%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.31% and the Bloomberg Barclays Municipal Bond Index4 returned 3.04% as interest rates rose from low levels.

Equity and bond markets gained through the second quarter of 2017.

Stocks rallied globally through the second quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, the Fed raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008. Later in the year, the Fed confirmed that the initiative to reduce the bonds that it holds likely would begin in October.

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded—as measured by the CBOE VIX Index5—amid geopolitical tensions,

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	3

particularly in Asia, and declining investor optimism following unsuccessful efforts to reform health care laws in the U.S. which suggested to some that President Trump and Congress would be unable to move forward with tax and regulatory reforms.

During the quarter, economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond-buying program, which is intended to spark economic activity. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. The Bank of Japan also maintained accommodative policies intended to support business activity and economic growth. In Germany, Angela Merkel was reelected chancellor; in Japan, Prime Minister Shinzo Abe called for snap elections as his popularity increased after North Korea’s aggressive program of missile launches. Both political developments were indicative of the type of political consistency in developed markets that reassure financial markets.

In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. In addition, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

As the quarter closed, optimism returned as economic growth continued. The second-quarter gross domestic product measure was revised higher from 2.6% annualized to 3.0%. Consumer spending and residential and nonresidential investment increased. While inflation continued to trail the Fed’s targets, expectations remained for an additional short-term interest-rate hike before year-end.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

As the quarter closed, optimism returned as economic growth continued.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Intrinsic Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann Miletti

Christopher G. Miller, CFA®

Average annual total returns (%) as of September 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSMX)	3-31-2008	11.67	12.32	5.74	18.47	13.66	6.37	1.49	1.36
Class C (WSCDX)	3-31-2008	16.63	12.82	5.58	17.63	12.82	5.58	2.24	2.11
Administrator Class (WFSDX)	4-8-2005	–	–	–	18.65	13.89	6.60	1.41	1.21
Institutional Class (WFSSX)	4-8-2005	–	–	–	18.84	14.12	6.82	1.16	1.01
Russell 2000® Value Index[4]	–	–	–	–	20.55	13.27	7.14	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	5

Ten largest holdings (%) as of September 30, 2017[5]
Sterling BanCorp	2.33
Webster Financial Corporation	2.02
Steris plc	1.97
Zions Bancorporation	1.93
Dana Incorporated	1.84
CNO Financial Group Incorporated	1.82
WPX Energy Incorporated	1.78
Bio-Rad Laboratories Incorporated Class A	1.75
PacWest Bancorp	1.74
Haemonetics Corporation	1.73

Sector distribution as of September 30, 2017[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Class A shares would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class A, 2.10% for Class C, 1.20% for Administrator Class, and 1.00% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the total annual fund operating expense after fee waivers, as stated in the prospectuses.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Intrinsic Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2017	Ending account value 9-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,043.91	$6.92	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C
Actual	$1,000.00	$1,039.79	$10.74	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
Administrator Class
Actual	$1,000.00	$1,044.51	$6.15	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,045.41	$5.13	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 97.21%

Consumer Discretionary: 10.95%

Auto Components: 3.43%
Dana Incorporated	53,251	$1,488,894
Tenneco Incorporated	21,227	1,287,842

		2,776,736

Diversified Consumer Services: 1.30%
Houghton Mifflin Harcourt Company †	87,576	1,055,291

Hotels, Restaurants & Leisure: 0.55%
Red Robin Gourmet Burgers Incorporated †	6,689	448,163

Leisure Products: 1.23%
Callaway Golf Company	69,022	995,987

Media: 1.82%
Lions Gate Entertainment Class B †«	21,797	692,927
MDC Partners Incorporated Class A †	71,439	785,829

		1,478,756

Specialty Retail: 0.68%
Urban Outfitters Incorporated †«	23,189	554,217

Textiles, Apparel & Luxury Goods: 1.94%
Carter’s Incorporated	11,662	1,151,623
G-III Apparel Group Limited †	14,496	420,674

		1,572,297

Consumer Staples: 1.23%

Food Products: 1.23%
Hain Celestial Group Incorporated †	10,631	437,466
TreeHouse Foods Incorporated †«	8,310	562,836

		1,000,302

Energy: 6.43%

Energy Equipment & Services: 0.71%
Forum Energy Technologies Incorporated †	36,140	574,626

Oil, Gas & Consumable Fuels: 5.72%
Encana Corporation	78,375	923,258
Matador Resources Company †«	38,184	1,036,696
RSP Permian Incorporated †	35,640	1,232,788
WPX Energy Incorporated †	125,806	1,446,769

		4,639,511

Financials: 27.54%

Banks: 18.33%
Ameris Bancorp	24,387	1,170,576
First Midwest Bancorp Incorporated	38,531	902,396

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

Banks (continued)
LegacyTexas Financial Group	34,546	$1,379,076
PacWest Bancorp	27,910	1,409,734
Pinnacle Financial Partners Incorporated	19,485	1,304,521
Renasant Corporation	24,995	1,072,286
Sterling BanCorp	76,787	1,892,800
United Community Bank	41,890	1,195,541
Webster Financial Corporation	31,120	1,635,356
Wintrust Financial Corporation	17,021	1,332,915
Zions Bancorporation	33,183	1,565,574

		14,860,775

Capital Markets: 1.62%
Stifel Financial Corporation	24,552	1,312,550

Insurance: 6.25%
CNO Financial Group Incorporated	63,330	1,478,122
First American Financial Corporation	13,515	675,345
Maiden Holdings Limited	88,037	699,894
National General Holdings Corporation	56,997	1,089,213
Validus Holdings Limited	22,925	1,128,139

		5,070,713

Thrifts & Mortgage Finance: 1.34%
Essent Group Limited †	26,905	1,089,653

Health Care: 10.93%

Health Care Equipment & Supplies: 6.62%
AngioDynamics Incorporated †	68,665	1,173,485
Haemonetics Corporation †	31,348	1,406,585
Integer Holdings Corporation †	23,196	1,186,475
Steris plc	18,078	1,598,095

		5,364,640

Health Care Providers & Services: 1.09%
Envision Healthcare Corporation †	19,702	885,605

Life Sciences Tools & Services: 3.22%
Bio-Rad Laboratories Incorporated Class A †	6,369	1,415,319
Bruker Corporation	40,117	1,193,481

		2,608,800

Industrials: 18.02%

Airlines: 0.81%
Spirit Airlines Incorporated †	19,621	655,538

Commercial Services & Supplies: 4.09%
Interface Incorporated	53,314	1,167,577
KAR Auction Services Incorporated	24,369	1,163,376
Steelcase Incorporated Class A	64,047	986,324

		3,317,277

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	9

Security name	Shares	Value

Construction & Engineering: 1.47%
Valmont Industries Incorporated	7,562	$1,195,552

Machinery: 3.96%
Altra Holdings Incorporated	22,423	1,078,546
ITT Incorporated	25,959	1,149,205
Rexnord Corporation †	38,663	982,427

		3,210,178

Road & Rail: 2.68%
Avis Budget Group Incorporated †	28,394	1,080,676
Genesee & Wyoming Incorporated Class A †	14,700	1,087,947

		2,168,623

Trading Companies & Distributors: 5.01%
Air Lease Corporation	22,887	975,444
GATX Corporation «	16,550	1,018,818
MRC Global Incorporated †	71,567	1,251,707
WESCO International Incorporated †	14,016	816,432

		4,062,401

Information Technology: 12.33%

Communications Equipment: 1.16%
Infinera Corporation †«	105,855	938,934

Electronic Equipment, Instruments & Components: 7.00%
Anixter International Incorporated †	13,765	1,170,025
Avnet Incorporated	27,708	1,088,924
Synnex Corporation	7,884	997,405
VeriFone Systems Incorporated †	62,882	1,275,247
Zebra Technologies Corporation Class A †	10,513	1,141,502

		5,673,103

IT Services: 2.63%
DST Systems Incorporated	20,864	1,145,016
WEX Incorporated †	8,805	988,097

		2,133,113

Technology Hardware, Storage & Peripherals: 1.54%
Diebold Nixdorf Incorporated «	54,626	1,248,204

Materials: 4.03%

Chemicals: 1.33%
PolyOne Corporation	27,034	1,082,171

Metals & Mining: 2.70%
Reliance Steel & Aluminum Company	15,884	1,209,884
Royal Gold Incorporated	11,355	976,984

		2,186,868

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name		Shares	Value

Real Estate: 5.75%

Equity REITs: 5.75%
Cousins Properties Incorporated		116,127	$1,084,626
Hudson Pacific Properties Incorporated		35,596	1,193,534
Outfront Media Incorporated		32,884	828,019
Physicians Realty Trust		48,870	866,465
Retail Opportunity Investment Corporation		36,134	686,907

			4,659,551

Total Common Stocks (Cost $64,954,606)			78,820,135

	Yield
Short-Term Investments: 8.10%

Investment Companies: 8.10%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%	4,699,556	4,700,025
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92	1,868,164	1,868,164

Total Short-Term Investments (Cost $6,568,006)			6,568,189

Total investments in securities (Cost $71,522,612)	105.31%	85,388,324
Other assets and liabilities, net	(5.31)	(4,306,964)

Total net assets	100.00%	$81,081,360

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments

Investment companies
Securities Lending Cash Investment LLC	6,194,706	38,107,382	39,602,532	4,699,556	$125	$(115)	$8,191	$4,700,025
Wells Fargo Government Money Market Fund Select Class	3,115,232	15,073,288	16,320,356	1,868,164	0	0	6,023	1,868,164

					$125	$(115)	$14,214	$6,568,189	8.10%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2017 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	11

Assets
Investments in unaffiliated securities (including $4,585,963 of securities loaned), at value (cost $64,954,606)	$78,820,135
Investments in affiliated securities, at value (cost $6,568,006)	6,568,189
Receivable for investments sold	364,047
Receivable for Fund shares sold	2,306
Receivable for dividends	72,544
Receivable for securities lending income	1,194
Prepaid expenses and other assets	61,393

Total assets	85,889,808

Liabilities
Payable upon receipt of securities loaned	4,699,500
Management fee payable	42,018
Administration fees payable	11,972
Payable for Fund shares redeemed	4,082
Distribution fee payable	498
Accrued expenses and other liabilities	50,378

Total liabilities	4,808,448

Total net assets	$81,081,360

NET ASSETS CONSIST OF
Paid-in capital	$70,913,241
Accumulated net investment loss	(29,704)
Accumulated net realized losses on investments	(3,667,889)
Net unrealized gains on investments	13,865,712

Total net assets	$81,081,360

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$51,578,224
Shares outstanding – Class A 1	1,708,662
Net asset value per share – Class A	$30.19
Maximum offering price per share – Class A2	$32.03
Net assets – Class C	$825,380
Shares outstanding – Class C1	29,248
Net asset value per share – Class C	$28.22
Net assets – Administrator Class	$3,486,091
Shares outstanding – Administrator Class[1]	113,398
Net asset value per share – Administrator Class	$30.74
Net assets – Institutional Class	$25,191,665
Shares outstanding – Institutional Class[1]	810,428
Net asset value per share – Institutional Class	$31.08

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic Small Cap Value Fund	Statement of operations—six months ended September 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $383)	$462,871
Income from affiliated securities	14,214

Total investment income	477,085

Expenses
Management fee	347,649
Administration fees
Class A	52,606
Class C	862
Administrator Class	2,559
Institutional Class	17,512
Shareholder servicing fees
Class A	62,626
Class C	1,026
Administrator Class	4,922
Distribution fee
Class C	3,079
Custody and accounting fees	8,481
Professional fees	19,024
Registration fees	31,406
Shareholder report expenses	20,087
Trustees’ fees and expenses	10,505
Interest expense	1,661
Other fees and expenses	4,656

Total expenses	588,661
Less: Fee waivers and/or expense reimbursements	(81,872)

Net expenses	506,789

Net investment loss	(29,704)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	5,163,763
Affiliated securities	125

Net realized gains on investments	5,163,888

Net change in unrealized gains (losses) on:
Unaffiliated securities	(2,215,590)
Affiiliated securities	(115)

Net change in unrealized gains (losses) on investments	(2,215,705)

Net realized and unrealized gains (losses) on investments	2,948,183

Net increase in net assets resulting from operations	$2,918,479

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intrinsic Small Cap Value Fund	13

	Six months ended September 30, 2017 (unaudited)		Year ended March 31, 2017

Operations
Net investment loss		$(29,704)		$(475,847)
Net realized gains on investments		5,163,888		15,786,751
Net change in unrealized gains (losses) on investments		(2,215,705)		8,093,313

Net increase in net assets resulting from operations		2,918,479		23,404,217

Distributions to shareholders from
Net investment income
Class A		0		(256,325)
Administrator Class		0		(23,316)
Institutional Class		0		(465,017)

Total distributions to shareholders		0		(744,658)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	28,117	810,213	94,698	2,625,025
Class C	2,892	77,256	26,166	698,694
Administrator Class	3,046	88,296	20,547	548,375
Institutional Class	23,112	683,492	642,995	18,321,155

		1,659,257		22,193,249

Reinvestment of distributions
Class A	0	0	8,734	248,050
Administrator Class	0	0	314	9,086
Institutional Class	0	0	12,540	365,784

		0		622,920

Payment for shares redeemed
Class A	(145,846)	(4,167,527)	(401,261)	(10,930,489)
Class C	(10,079)	(269,464)	(2,636)	(65,871)
Administrator Class	(37,619)	(1,108,412)	(77,690)	(2,099,588)
Institutional Class	(1,230,387)	(36,102,993)	(1,582,608)	(40,376,065)

		(41,648,396)		(53,472,013)

Net decrease in net assets resulting from capital share transactions		(39,989,139)		(30,655,844)

Total decrease in net assets		(37,070,660)		(7,996,285)

Net assets
Beginning of period		118,152,020		126,148,305

End of period		$81,081,360		$118,152,020

Undistributed (accumulated) net investment income (loss)		$(29,704)		$0

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
CLASS A		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$28.92	$23.49	$25.50	$23.53	$22.16	$15.96	$14.06
Net investment loss	(0.03)[2]	(0.15)[2]	0.22 [2]	0.04	0.02	0.03	(0.06)[2]
Net realized and unrealized gains (losses) on investments	1.30	5.71	(2.09)	1.93	1.35	6.17	1.96

Total from investment operations	1.27	5.56	(1.87)	1.97	1.37	6.20	1.90
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.14)	0.00	0.00	0.00	0.00
Net asset value, end of period	$30.19	$28.92	$23.49	$25.50	$23.53	$22.16	$15.96
Total return[3]	4.39%	23.68%	(7.36)%	8.37%	6.33%	38.66%	13.51%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.48%	1.47%	1.46%	1.57%	1.56%	1.48%
Net expenses	1.35%	1.35%	1.35%	1.40%	1.44%	1.45%	1.45%
Net investment income (loss)	(0.18)%	(0.57)%	0.95%	0.15%	0.19%	0.11%	(0.38)%
Supplemental data
Portfolio turnover rate	15%	142%	66%	60%	22%	75%	33%
Net assets, end of period (000s omitted)	$51,578	$52,817	$49,898	$817	$908	$967	$357

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Small Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
CLASS C		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$27.14	$22.11	$24.04	$22.35	$21.12	$15.32	$13.60
Net investment loss	(0.13)	(0.39)[2]	(0.00)[2,3]	(0.14)[2]	(0.05)	(0.13)[2]	(0.16)[2]
Net realized and unrealized gains (losses) on investments	1.21	5.42	(1.93)	1.83	1.28	5.93	1.88

Total from investment operations	1.08	5.03	(1.93)	1.69	1.23	5.80	1.72
Net asset value, end of period	$28.22	$27.14	$22.11	$24.04	$22.35	$21.12	$15.32
Total return[4]	3.98%	22.75%	(8.03)%	7.56%	6.02%	37.60%	12.65%
Ratios to average net assets (annualized)
Gross expenses	2.29%	2.22%	2.22%	2.21%	2.33%	2.30%	2.22%
Net expenses	2.10%	2.10%	2.12%	2.15%	2.19%	2.20%	2.20%
Net investment loss	(0.96)%	(1.52)%	(0.00)%	(0.62)%	(0.54)%	(0.66)%	(1.12)%
Supplemental data
Portfolio turnover rate	15%	142%	66%	60%	22%	75%	33%
Net assets, end of period (000s omitted)	$825	$989	$285	$304	$429	$418	$89

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$29.43	$23.89	$25.95	$23.90	$22.49	$16.16	$14.20
Net investment income (loss)	(0.01)[2]	(0.10)[2]	0.22 [2]	0.07 [2]	0.04 [2]	0.09	(0.02)[2]
Net realized and unrealized gains (losses) on investments	1.32	5.80	(2.08)	1.98	1.37	6.24	1.98

Total from investment operations	1.31	5.70	(1.86)	2.05	1.41	6.33	1.96
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.20)	0.00	(0.00)[3]	0.00	0.00
Net asset value, end of period	$30.74	$29.43	$23.89	$25.95	$23.90	$22.49	$16.16
Total return[4]	4.45%	23.86%	(7.17)%	8.58%	6.43%	38.99%	13.80%
Ratios to average net assets (annualized)
Gross expenses	1.46%	1.40%	1.37%	1.30%	1.42%	1.40%	1.30%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	(0.04)%	(0.38)%	0.91%	0.27%	0.45%	0.52%	(0.12)%
Supplemental data
Portfolio turnover rate	15%	142%	66%	60%	22%	75%	33%
Net assets, end of period (000s omitted)	$3,486	$4,355	$4,893	$5,110	$10,498	$11,182	$6,801

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$29.73	$24.13	$26.22	$24.19	$22.78	$16.32	$14.32
Net investment income (loss)	0.02 [2]	(0.07)[2]	0.33	0.14 [2]	0.06 [2]	0.12 [2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	1.33	5.89	(2.17)	1.99	1.39	6.34	1.99

Total from investment operations	1.35	5.82	(1.84)	2.13	1.45	6.46	2.00
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.25)	(0.10)	(0.04)	0.00	0.00
Net asset value, end of period	$31.08	$29.73	$24.13	$26.22	$24.19	$22.78	$16.32
Total return[3]	4.54%	24.14%	(7.02)%	8.83%	6.50%	39.40%	13.97%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.15%	1.12%	1.03%	1.15%	1.10%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.16%	(0.26)%	1.10%	0.57%	0.64%	0.58%	0.07%
Supplemental data
Portfolio turnover rate	15%	142%	66%	60%	22%	75%	33%
Net assets, end of period (000s omitted)	$25,192	$59,991	$71,072	$84,563	$79,312	$71,934	$40,073

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	19

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2017, the aggregate cost of all investments for federal income tax purposes was $72,226,376 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$15,173,386
Gross unrealized losses	(2,011,438)
Net unrealized gains	$13,161,948

As of March 31, 2017, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $7,689,710 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

20	Wells Fargo Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$8,881,447	$0	$0	$8,881,447
Consumer staples	1,000,302	0	0	1,000,302
Energy	5,214,137	0	0	5,214,137
Financials	22,333,691	0	0	22,333,691
Health care	8,859,045	0	0	8,859,045
Industrials	14,609,569	0	0	14,609,569
Information technology	9,993,354	0	0	9,993,354
Materials	3,269,039	0	0	3,269,039
Real estate	4,659,551	0	0	4,659,551

Short-term investments
Investment companies	1,868,164	0	0	1,868,164
Investments measured at net asset value*				4,700,025
Total assets	$80,688,299	$0	$0	$85,388,324

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,700,025 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2017, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	21

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.20% for Administrator Class shares, and 1.00% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended September 30, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2017 were $12,792,882 and $51,426,256, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

22	Wells Fargo Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

During the six months ended September 30, 2017, the Fund had average borrowings outstanding of $75,158 (on an annualized basis) at an average rate of 2.21% and paid interest in the amount of $1,661.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

26	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc.

28	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

(“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review except the ten-year period. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 2000® Value Index, for the five- and ten-year periods, but lower than its benchmark for the one- and three-year periods.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance. The Board also noted that the Fund experienced a portfolio manager during the third quarter of 2016.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	29

family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Intrinsic Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

306440 11-17 SA242/SAR242 09-17

Semi-Annual Report

September 30, 2017

Wells Fargo Small Cap Core Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Small Cap Core Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Small Cap Core Fund for the six-month period that ended September 30, 2017. Despite heightened market volatility and geopolitical uncertainty at times, global stocks generally delivered double-digit results and bond markets had smaller but positive results as well. U.S. and international stocks returned 7.71% and 12.30%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.31% and the Bloomberg Barclays Municipal Bond Index4 returned 3.04% as interest rates rose from low levels.

Equity and bond markets gained through the second quarter of 2017.

Stocks rallied globally through the second quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, the Fed raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008. Later in the year, the Fed confirmed that the initiative to reduce the bonds that it holds likely would begin in October.

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded—as measured by the CBOE VIX Index5—amid geopolitical tensions,

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Small Cap Core Fund	3

particularly in Asia, and declining investor optimism following unsuccessful efforts to reform health care laws in the U.S. which suggested to some that President Trump and Congress would be unable to move forward with tax and regulatory reforms.

During the quarter, economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond-buying program, which is intended to spark economic activity. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. The Bank of Japan also maintained accommodative policies intended to support business activity and economic growth. In Germany, Angela Merkel was reelected chancellor; in Japan, Prime Minister Shinzo Abe called for snap elections as his popularity increased after North Korea’s aggressive program of missile launches. Both political developments were indicative of the type of political consistency in developed markets that reassure financial markets.

In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. In addition, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

As the quarter closed, optimism returned as economic growth continued. The second-quarter gross domestic product measure was revised higher from 2.6% annualized to 3.0%. Consumer spending and residential and nonresidential investment increased. While inflation continued to trail the Fed’s targets, expectations remained for an additional short-term interest-rate hike before year-end.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

As the quarter closed, optimism returned as economic growth continued.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Small Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio managers

John R. Campbell, CFA®

Justin P. Carr, CFA®

Greg W. Golden, CFA®

Average annual total returns (%) as of September 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WOSCX)	5-20-2016	9.53	12.74	5.03	16.21	14.09	5.66	1.49	1.35
Class C (WCSCX)	5-20-2016	14.35	13.24	4.87	15.35	13.24	4.87	2.24	2.10
Class R6 (WRSCX)	5-20-2016	–	–	–	16.70	14.51	6.04	1.06	0.90
Administrator Class (WNSCX)	5-20-2016	–	–	–	16.32	14.19	5.76	1.41	1.25
Institutional Class (WYSCX)	9-13-2015	–	–	–	16.66	14.49	6.03	1.16	1.00
Russell 2000® Index[4]	–	–	–	–	20.74	13.79	7.85	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Small Cap Core Fund	5

Ten largest holdings (%) as of September 30, 2017[5]
Ultra Clean Holdings Incorporated	2.24%
Advanced Energy Industries Incorporated	2.17%
Sanderson Farms Incorporated	2.15%
Evercore Partners Incorporated Class A	2.10%
Nutrisystem Incorporated	2.10%
FCB Financial Holdings Class A	2.10%
Brooks Automation Incorporated	2.10%
Kemet Corporation	2.08%
ICU Medical Incorporated	2.04%
OraSure Technologies Incorporated	2.01%

Sector distribution as of September 30, 2017[6]

[1]	Historical performance shown for the Class A, Class C, and Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and are adjusted to reflect the higher expenses applicable to Class A, Class C, and Administrator shares, respectively. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect the expenses of the Class R6 shares. If these expenses had been included, returns for Class R6 shares would be higher. Historical performance shown for all classes of the Fund prior to May 20, 2016 is based on the performance of the Fund’s predecessor, Golden Small Cap Core Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expense, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Small Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2017	Ending account value 9-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$948.10	$6.59	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C
Actual	$1,000.00	$944.30	$10.24	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
Class R6
Actual	$1,000.00	$950.00	$4.40	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
Administrator Class
Actual	$1,000.00	$948.50	$6.11	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Institutional Class
Actual	$1,000.00	$950.00	$4.89	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Small Cap Core Fund	7

Security name	Shares	Value

Common Stocks: 98.85%

Consumer Discretionary: 9.14%

Auto Components: 2.84%
LCI Industries	11,066	$1,281,996
Tower International Incorporated	33,775	918,680

		2,200,676

Hotels, Restaurants & Leisure: 3.34%
Denny’s Corporation †	90,472	1,126,376
Ruth’s Chris Steak House Incorporated	69,727	1,460,781

		2,587,157

Internet & Direct Marketing Retail: 2.10%
Nutrisystem Incorporated	29,141	1,628,982

Textiles, Apparel & Luxury Goods: 0.86%
Skechers U.S.A. Incorporated Class A †	26,679	669,376

Consumer Staples: 3.02%

Food Products: 3.02%
Dean Foods Company	61,748	671,818
Sanderson Farms Incorporated	10,335	1,669,309

		2,341,127

Energy: 1.87%

Energy Equipment & Services: 1.87%
US Silica Holdings Incorporated	46,566	1,446,806

Financials: 17.20%

Banks: 3.88%
FCB Financial Holdings Class A †	33,692	1,627,324
First Merchants Corporation	32,129	1,379,298

		3,006,622

Capital Markets: 5.71%
Evercore Partners Incorporated Class A	20,321	1,630,760
Houlihan Lokey Incorporated	38,629	1,511,553
OM Asset Management plc	86,119	1,284,895

		4,427,208

Insurance: 5.85%
Federated National Holding Company	51,396	802,292
Heritage Insurance Holdings Incorporated	74,940	989,957
Maiden Holdings Limited	68,647	545,744
National General Holdings Corporation	56,041	1,070,944
Universal Insurance Holdings Company	49,055	1,128,265

		4,537,202

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Small Cap Core Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

Thrifts & Mortgage Finance: 1.76%
NMI Holdings Incorporated Class A †	110,100	$1,365,240

Health Care: 17.18%

Health Care Equipment & Supplies: 5.51%
ICU Medical Incorporated †	8,505	1,580,654
NuVasive Incorporated †	20,357	1,128,999
OraSure Technologies Incorporated †	69,407	1,561,658

		4,271,311

Health Care Providers & Services: 6.48%
Biotelemetry Incorporated †	40,138	1,324,554
Cross Country Healthcare Incorporated †	83,258	1,184,761
HealthSouth Corporation	25,708	1,191,566
Magellan Health Services Incorporated †	15,337	1,323,583

		5,024,464

Life Sciences Tools & Services: 1.88%
INC Research Holdings Incorporated Class A †	27,897	1,459,013

Pharmaceuticals: 3.31%
Corcept Therapeutics Incorporated †	67,510	1,302,943
Supernus Pharmaceuticals Incorporated †	31,602	1,264,080

		2,567,023

Industrials: 16.68%

Commercial Services & Supplies: 4.87%
ACCO Brands Corporation †	93,647	1,114,399
SP Plus Corporation †	32,415	1,280,393
UniFirst Corporation	9,098	1,378,347

		3,773,139

Construction & Engineering: 3.56%
Argan Incorporated	20,558	1,382,526
EMCOR Group Incorporated	19,814	1,374,695

		2,757,221

Machinery: 3.99%
The Greenbrier Companies Incorporated	31,806	1,531,459
Wabash National Corporation	68,372	1,560,249

		3,091,708

Professional Services: 2.57%
Insperity Incorporated	13,905	1,223,640
RPX Corporation †	57,937	769,403

		1,993,043

Trading Companies & Distributors: 1.69%
Applied Industrial Technologies Incorporated	19,955	1,313,039

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Small Cap Core Fund	9

Security name	Shares	Value

Information Technology: 21.48%

Electronic Equipment, Instruments & Components: 5.35%
Kemet Corporation †	76,458	$1,615,558
Methode Electronics Incorporated	26,295	1,113,593
Sanmina Corporation †	38,185	1,418,573

		4,147,724

Internet Software & Services: 4.85%
Appfolio Incorporated Class A †	26,483	1,269,860
J2 Global Incorporated	16,238	1,199,663
Web.com Group Incorporated †	51,721	1,293,025

		3,762,548

IT Services: 1.53%
Hackett Group Incorporated	77,864	1,182,754

Semiconductors & Semiconductor Equipment: 9.75%
Advanced Energy Industries Incorporated †	20,818	1,681,262
Brooks Automation Incorporated	53,522	1,624,928
Cirrus Logic Incorporated †	23,772	1,267,523
Inphi Corporation †	31,478	1,249,362
Ultra Clean Holdings Incorporated †	56,807	1,739,430

		7,562,505

Materials: 4.55%

Chemicals: 1.91%
Trinseo SA	22,075	1,481,233

Containers & Packaging: 1.44%
Graphic Packaging Holding Company	79,787	1,113,029

Metals & Mining: 1.20%
Suncoke Energy Incorporated †	102,096	933,157

Real Estate: 4.69%

Equity REITs: 4.69%
Ashford Hospitality Trust Incorporated	150,615	1,004,602
QTS Realty Trust Incorporated Class A	22,441	1,175,011
The Geo Group Incorporated	54,150	1,456,635

		3,636,248

Utilities: 3.04%

Electric Utilities: 1.18%
Spark Energy Incorporated Class A	61,001	915,015

Independent Power & Renewable Electricity Producers: 1.86%
NRG Yield Incorporated Class A	75,785	1,437,641

Total Common Stocks (Cost $57,360,097)		76,632,211

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Small Cap Core Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 1.00%

Investment Companies: 1.00%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%	771,468	$771,468

Total Short-Term Investments (Cost $771,468)			771,468

Total investments in securities (Cost $58,131,565) *	99.85%	77,403,679
Other assets and liabilities, net	0.15	119,945

Total net assets	100.00%	$77,523,624

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments

Investment companies
Wells Fargo Government Money Market Fund Select Class	794,950	7,872,458	7,895,940	771,468	$0	$0	$2,603	$771,468	1.00%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2017 (unaudited)	Wells Fargo Small Cap Core Fund	11

Assets
Investments in unaffiliated securities, at value (cost $57,360,097)	$76,632,211
Investments in affiliated securities, at value (cost $771,468)	771,468
Receivable for Fund shares sold	18
Receivable for dividends	66,729
Prepaid expenses and other assets	114,721

Total assets	77,585,147

Liabilities
Management fee payable	41,101
Administration fees payable	8,331
Payable for Fund shares redeemed	4,266
Distribution fee payable	284
Accrued expenses and other liabilities	7,541

Total liabilities	61,523

Total net assets	$77,523,624

NET ASSETS CONSIST OF
Paid-in capital	$110,032,807
Undistributed net investment income	128,015
Accumulated net realized losses on investments	(51,909,312)
Net unrealized gains on investments	19,272,114

Total net assets	$77,523,624

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$806,347
Shares outstanding – Class A1	37,776
Net asset value per share – Class A	$21.35
Maximum offering price per share – Class A2	$22.65
Net assets – Class C	$472,606
Shares outstanding – Class C1	22,349
Net asset value per share – Class C	$21.15
Net assets – Class R6	$129,504
Shares outstanding – Class R6[1]	6,031
Net asset value per share – Class R6	$21.47
Net assets – Administrator Class	$142,514
Shares outstanding – Administrator Class[1]	6,668
Net asset value per share – Administrator Class	$21.37
Net assets – Institutional Class	$75,972,653
Shares outstanding – Institutional Class[1]	3,542,402
Net asset value per share – Institutional Class	$21.45

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Small Cap Core Fund	Statement of operations—six months ended September 30, 2017 (unaudited)

Investment income
Dividends	$524,018
Income from affiliated securities	2,603

Total investment income	526,621

Expenses
Management fee	336,169
Administration fees
Class A	652
Class C	367
Class R6	18
Administrator Class	86
Institutional Class	50,616
Shareholder servicing fees
Class A	777
Class C	437
Administrator Class	166
Distribution fee
Class C	1,311
Custody and accounting fees	8,567
Professional fees	21,430
Registration fees	24,929
Shareholder report expenses	16,953
Trustees’ fees and expenses	7,000
Other fees and expenses	4,484

Total expenses	473,962
Less: Fee waivers and/or expense reimbursements	(75,356)

Net expenses	398,606

Net investment income	128,015

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,228,739
Net change in unrealized gains (losses) on investments	(993,172)

Net realized and unrealized gains (losses) on investments	1,235,567

Net increase in net assets resulting from operations	$1,363,582

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Small Cap Core Fund	13

	Six months ended September 30, 2017 (unaudited)		Year ended March 31, 2017[1]		Year ended June 30, 2016[2]

Operations
Net investment income (loss)		$128,015		$(35,541)			$285,872
Net realized gains (losses) on investments		2,228,739		5,996,629			(10,551,715)
Net change in unrealized gains (losses) on investments		(993,172)		15,099,348			(2,795,570)

Net increase (decrease) in net assets resulting from operations		1,363,582		21,060,436			(13,061,413)

Distributions to shareholders from
Net investment income
Class A		0		(604)			0	[3]
Class C		0		(175)			0	[3]
Class R6		0		(284)			0	[3]
Administrator Class		0		(256)			0	[3]
Institutional Class		0		(215,546)			(153,914)

Total distributions to shareholders		0		(216,865)			(153,914)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	25,876	535,679	20,038	404,696	7,790	[3]	130,000	[3]
Class C	15,362	312,881	3,008	61,918	6,017	[3]	100,000	[3]
Class R6	0	0	0	0	6,017	[3]	100,000	[3]
Administrator Class	526	10,842	112	2,000	6,017	[3]	100,000	[3]
Institutional Class	79,367	1,637,666	249,066	4,819,045	5,103,153		91,283,720

		2,497,068		5,287,659			91,713,720

Reinvestment of distributions
Class A	0	0	30	604	0	[3]	0	[3]
Class C	0	0	9	175	0	[3]	0	[3]
Class R6	0	0	14	284	0	[3]	0	[3]
Administrator Class	0	0	13	256	0	[3]	0	[3]
Institutional Class	0	0	2,392	48,291	1,813		32,246

		0		49,610			32,246

Payment for shares redeemed
Class A	(9,258)	(191,585)	(6,700)	(137,246)	0	[3]	0	[3]
Class C	(885)	(17,626)	(1,162)	(23,747)	0	[3]	0	[3]
Institutional Class	(536,914)	(11,057,917)	(2,874,456)	(53,427,708)	(2,992,788)		(50,609,931)

		(11,267,128)		(53,588,701)			(50,609,931)

Net increase (decrease) in net assets resulting from capital share transactions		(8,770,060)		(48,251,432)			41,136,035

Total increase (decrease) in net assets		(7,406,478)		(27,407,861)			27,920,708

Net assets
Beginning of period		84,930,102		112,337,963			84,417,255

End of period		$77,523,624		$84,930,102			$112,337,963

Undistributed net investment income		$128,015		$0			$216,815

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	After the close of business on May 20, 2016, the Fund acquired the net assets of Golden Small Cap Core Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to May 20, 2016 is that of Golden Small Cap Core Fund.

[3]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS A	Six months ended September 30, 2017 (unaudited)	Year ended March 31, 2017[1]	Year ended June 30, 2016[2]
Net asset value, beginning of period	$20.95	$16.89	$16.62
Net investment income (loss)	0.00 [3,4]	(0.05)[4]	0.01 [4]
Net realized and unrealized gains (losses) on investments	0.40	4.15	0.26

Total from investment operations	0.40	4.10	0.27
Distributions to shareholders from
Net investment income	0.00	(0.04)	0.00
Net asset value, end of period	$21.35	$20.95	$16.89
Total return[5]	1.91%	24.30%	1.62%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.50%	1.46%
Net expenses	1.35%	1.35%	1.35%
Net investment income (loss)	0.02%	(0.32)%	0.65%
Supplemental data
Portfolio turnover rate	20%	25%	61%
Net assets, end of period (000s omitted)	$806	$443	$132

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

[3]	Amount is less than $0.005.

[4]	Calculated based upon average shares outstanding

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Core Fund	15

(For a share outstanding throughout each period)

CLASS C	Six months ended September 30, 2017 (unaudited)	Year ended March 31, 2017[1]	Year ended June 30, 2016[2]
Net asset value, beginning of period	$20.84	$16.87	$16.62
Net investment loss	(0.07)[3]	(0.12)	(0.00)[3,4]
Net realized and unrealized gains (losses) on investments	0.38	4.12	0.25

Total from investment operations	0.31	4.00	0.25
Distributions to shareholders from
Net investment income	0.00	(0.03)	0.00
Net asset value, end of period	$21.15	$20.84	$16.87
Total return[5]	1.49%	23.70%	1.50%
Ratios to average net assets (annualized)
Gross expenses	2.28%	2.24%	2.21%
Net expenses	2.10%	2.10%	2.10%
Net investment loss	(0.70)%	(1.10)%	(0.27)%
Supplemental data
Portfolio turnover rate	20%	25%	61%
Net assets, end of period (000s omitted)	$473	$164	$102

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended September 30, 2017 (unaudited)	Year ended March 31, 2017[1]	Year ended June 30, 2016[2]
Net asset value, beginning of period	$21.03	$16.90	$16.62
Net investment income	0.05	0.01	0.02 [3]
Net realized and unrealized gains (losses) on investments	0.39	4.17	0.26

Total from investment operations	0.44	4.18	0.28
Distributions to shareholders from
Net investment income	0.00	(0.05)	0.00
Net asset value, end of period	$21.47	$21.03	$16.90
Total return[4]	2.09%	24.73%	1.68%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.06%	1.03%
Net expenses	0.90%	0.90%	0.90%
Net investment income	0.44%	0.09%	0.93%
Supplemental data
Portfolio turnover rate	20%	25%	61%
Net assets, end of period (000s omitted)	$130	$127	$102

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Core Fund	17

(For a share outstanding throughout each period)

ADMINISTRATOR CLASS	Six months ended September 30, 2017 (unaudited)	Year ended March 31, 2017[1]	Year ended June 30, 2016[2]
Net asset value, beginning of period	$20.98	$16.89	$16.62
Net investment income (loss)	0.02	(0.04)	0.01 [3]
Net realized and unrealized gains (losses) on investments	0.37	4.17	0.26

Total from investment operations	0.39	4.13	0.27
Distributions to shareholders from
Net investment income	0.00	(0.04)	0.00
Net asset value, end of period	$21.37	$20.98	$16.89
Total return[4]	1.86%	24.47%	1.62%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.41%	1.37%
Net expenses	1.25%	1.25%	1.25%
Net investment income (loss)	0.10%	(0.26)%	0.58%
Supplemental data
Portfolio turnover rate	20%	25%	61%
Net assets, end of period (000s omitted)	$143	$129	$102

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31, 2017[1]	Year ended June 30
INSTITUTIONAL CLASS			2016[2]	2015[2]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$21.02	$16.90	$18.71	$16.76	$13.57	$10.64	$11.10
Net investment income (loss)	0.03 [3]	(0.01)[3]	0.04 [3]	0.06 [3]	0.05 [3]	0.16 [3]	(0.01)[3]
Net realized and unrealized gains (losses) on investments	0.40	4.18	(1.83)	1.92	3.36	2.77	(0.45)

Total from investment operations	0.43	4.17	(1.79)	1.98	3.41	2.93	(0.46)
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.02)	(0.03)	(0.22)	0.00	0.00
Net asset value, end of period	$21.45	$21.02	$16.90	$18.71	$16.76	$13.57	$10.64
Total return[4]	2.05%	24.67%	(9.57)%	11.80%	25.21%	27.54%	(4.14)%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.16%	1.11%	1.10%	1.10%	1.10%	1.11%
Net expenses	1.00%	1.00%	1.09%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	0.33%	(0.05)%	0.25%	0.37%	0.30%	1.32%	(0.12)%
Supplemental data
Portfolio turnover rate	20%	25%	61%	57%	68%	52%	56%
Net assets, end of period (000s omitted)	$75,973	$84,067	$111,902	$84,417	$22,170	$20,093	$27,427

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	After the close of business on May 20, 2016, the Fund acquired the net assets of Golden Small Cap Core Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to May 20, 2016 is that of Golden Small Cap Core Fund.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Core Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

After the close of business on May 20, 2016, the net assets of Golden Small Cap Core Fund were acquired by the Fund, which was created to receive the assets of Golden Small Cap Core Fund, in an exchange for shares of the Fund. Institutional shares of Golden Small Cap Core Fund received shares of Institutional Class of the Fund in the transaction. Since Golden Small Cap Core Fund contributed all of the net assets and shareholders to the newly created Wells Fargo fund, the accounting and performance history of Golden Small Cap Core Fund has been carried forward in the financial statements contained herein.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

20	Wells Fargo Small Cap Core Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2017, the aggregate cost of all investments for federal income tax purposes was $58,258,060 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$21,098,985
Gross unrealized losses	(1,953,366)
Net unrealized gains	$19,145,619

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of March 31, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

No expiration
2018	Short-term
$49,578,591	$3,920,370

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Core Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Common stocks
Consumer discretionary	$7,086,191	$0	$0	$7,086,191
Consumer staples	2,341,127	0	0	2,341,127
Energy	1,446,806	0	0	1,446,806
Financials	13,336,272	0	0	13,336,272
Health care	13,321,811	0	0	13,321,811
Industrials	12,928,150	0	0	12,928,150
Information technology	16,655,531	0	0	16,655,531
Materials	3,527,419	0	0	3,527,419
Real estate	3,636,248	0	0	3,636,248
Utilities	2,352,656	0	0	2,352,656

Short-term investments
Investment companies	771,468	0	0	771,468
Total assets	$77,403,679	$0	$0	$77,403,679

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2017, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

22	Wells Fargo Small Cap Core Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 0.90% for Class R6 shares, 1.25% for Administrator Class shares, and 1.00% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2017, Funds Distributor received $259 from the sale of Class A. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2017 were $15,616,715 and $24,310,025, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended September 30, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Small Cap Core Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On March 6, 2017, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal – To consider and act upon a new investment sub-advisory agreement with Golden Capital Management, LLC:

Shares Voted “For”	3,369,089
Shares Voted “Against”	3,978
Shares Voted “Abstain”	49,989

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Small Cap Core Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Small Cap Core Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

26	Wells Fargo Small Cap Core Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Small Cap Core Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Small Cap Core Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Golden Capital Management, LLC (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board noted that the Board approved a new Sub-Advisory Agreement with the Sub-Adviser (the “New Sub-Advisory Agreement”) for the Fund at a previous Board meeting held on February 28-March 1, 2017 due to an impending transaction that will result in a “change of control” (as defined in the 1940 Act) of the Sub-Adviser that is expected to occur on or about July 1, 2017. The Board further noted that the current Sub-Advisory Agreement with the Sub-Adviser (the “Current Sub-Advisory Agreement”) for the Fund will only continue in effect until the Golden Transaction occurs, at which time the Current Sub-Advisory Agreement will automatically terminate and the New Sub-Advisory Agreement will become effective.

28	Wells Fargo Small Cap Core Fund	Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2016. In certain cases, the Board also considered more current results for various time periods ended March 31, 2017. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was higher than the average performance of the Universe for the one- and five-year periods ended December 31, 2016, but lower than the average performance of the Universe for the one- and ten-year periods ended December 31, 2016. However, the Board noted that the performance ranking of the Fund in the Universe had improved from the prior quarter-end for the one-, three and five-year periods ended March 31, 2017. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Index, for the three- and five-year periods ended December 31, 2016, but lower than its benchmark for the one- and ten-year periods ended December 31, 2016.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance. The Board noted that the Fund merged into the Wells Fargo Funds Family on May 24, 2016 and that performance prior to that date refers to the Golden Small Cap Core Fund utilizing the same strategy. The Board also noted that during the second half of 2016, the Fund outperformed its benchmark.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for all share classes except Administrator Class.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes except Administrator Class.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Other information (unaudited)	Wells Fargo Small Cap Core Fund	29

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Small Cap Core Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

306441 11-17 SA269/SAR269 09-17

Semi-Annual Report

September 30, 2017

Wells Fargo Small Cap Opportunities Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Small Cap Opportunities Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Small Cap Opportunities Fund for the six-month period that ended September 30, 2017. Despite heightened market volatility and geopolitical uncertainty at times, global stocks generally delivered double-digit results and bond markets had smaller but positive results as well. U.S. and international stocks returned 7.71% and 12.30%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.31% and the Bloomberg Barclays Municipal Bond Index4 returned 3.04% as interest rates rose from low levels.

Equity and bond markets gained through the second quarter of 2017.

Stocks rallied globally through the second quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, the Fed raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008. Later in the year, the Fed confirmed that the initiative to reduce the bonds that it holds likely would begin in October.

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded—as measured by the CBOE VIX Index5—amid geopolitical tensions,

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Small Cap Opportunities Fund	3

particularly in Asia, and declining investor optimism following unsuccessful efforts to reform health care laws in the U.S. which suggested to some that President Trump and Congress would be unable to move forward with tax and regulatory reforms.

During the quarter, economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond-buying program, which is intended to spark economic activity. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. The Bank of Japan also maintained accommodative policies intended to support business activity and economic growth. In Germany, Angela Merkel was reelected chancellor; in Japan, Prime Minister Shinzo Abe called for snap elections as his popularity increased after North Korea’s aggressive program of missile launches. Both political developments were indicative of the type of political consistency in developed markets that reassure financial markets.

In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. In addition, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

As the quarter closed, optimism returned as economic growth continued. The second-quarter gross domestic product measure was revised higher from 2.6% annualized to 3.0%. Consumer spending and residential and nonresidential investment increased. While inflation continued to trail the Fed’s targets, expectations remained for an additional short-term interest-rate hike before year-end.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

As the quarter closed, optimism returned as economic growth continued.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Small Cap Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Schroder Investment Management North America Inc.

Portfolio manager

Jenny B. Jones

Average annual total returns (%) as of September 30, 20171

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class R6 (WSCJX)	10-31-2016	19.27	14.36	8.38	0.94	0.86
Administrator Class (NVSOX)	8-1-1993	18.88	14.17	8.29	1.29	1.21
Institutional Class (WSCOX)	10-31-2014	19.16	14.34	8.37	1.04	0.96
Russell 2000® Index[4]	–	20.74	13.79	7.85	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Small Cap Opportunities Fund	5

Ten largest holdings (%) as of September 30, 2017[5]
Catalent Incorporated	1.57
Ashland Global Holdings Incorporated	1.41
Western Alliance Bancorp	1.37
Terreno Realty Corporation	1.37
The Brunswick Corporation	1.32
ON Semiconductor Corporation	1.30
Franklin Electric Company Incorporated	1.30
Reinsurance Group of America Incorporated	1.28
Allegiant Travel Company	1.26
Valmont Industries Incorporated	1.26

Sector distribution as of September 30, 2017[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect the expenses of Class R6 shares. If these expenses had been included, returns for Class R6 shares would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the expenses of the Institutional Class shares. If these expenses had been included, returns for the Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R6, 1.20% for Administrator Class, and 0.95% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Small Cap Opportunities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2017	Ending account value 9-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class R6
Actual	$1,000.00	$1,064.65	$4.40	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
Administrator Class
Actual	$1,000.00	$1,062.63	$6.20	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,063.81	$4.91	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Small Cap Opportunities Fund	7

Security name	Shares	Value

Common Stocks: 92.90%

Consumer Discretionary: 13.37%

Auto Components: 0.44%
Gentherm Incorporated †	34,518	$1,282,344

Diversified Consumer Services: 2.10%
Graham Holdings Company Class B	4,413	2,582,046
ServiceMaster Global Holdings Incorporated †	77,166	3,605,967

		6,188,013

Hotels, Restaurants & Leisure: 3.12%
Churchill Downs Incorporated	3,593	740,877
Interval Leisure Group Incorporated	63,009	1,684,231
Jack in the Box Incorporated	18,170	1,851,886
Red Rock Resorts Incorporated Class A	112,707	2,610,294
The Cheesecake Factory Incorporated «	54,395	2,291,117

		9,178,405

Household Durables: 1.84%
Cavco Industries Incorporated †	21,667	3,196,966
Helen of Troy Limited †	22,807	2,209,998

		5,406,964

Leisure Products: 1.32%
The Brunswick Corporation	69,077	3,866,240

Media: 2.11%
AMC Entertainment Holdings Class A «	73,995	1,087,727
Hemisphere Media Group Incorporated †«	86,995	1,039,590
MDC Partners Incorporated Class A †	229,846	2,528,306
WideOpenWest Incorporated †«	102,366	1,543,679

		6,199,302

Specialty Retail: 0.30%
Caleres Incorporated	28,822	879,647

Textiles, Apparel & Luxury Goods: 2.14%
Oxford Industries Incorporated	46,841	2,976,277
Steven Madden Limited †	76,423	3,309,116

		6,285,393

Consumer Staples: 2.16%

Food & Staples Retailing: 0.78%
Performance Food Group Company †	80,669	2,278,899

Food Products: 1.38%
Darling Ingredients Incorporated †	117,258	2,054,360
Hain Celestial Group Incorporated †	48,766	2,006,721

		4,061,081

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Small Cap Opportunities Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

Energy: 3.54%

Energy Equipment & Services: 1.17%
ProPetro Holding Corporation †«	144,082	$2,067,577
Solaris Oilfield Infrastructure Incorporated Class A †	78,057	1,360,534

		3,428,111

Oil, Gas & Consumable Fuels: 2.37%
Centennial Resource Development Class A †«	75,145	1,350,356
RSP Permian Incorporated †	58,648	2,028,634
SRC Energy Incorporated †«	192,052	1,857,143
World Fuel Services Corporation	51,537	1,747,620

		6,983,753

Financials: 18.83%

Banks: 11.50%
CenterState Banks Incorporated	28,714	769,535
Chemical Financial Corporation	57,064	2,982,165
First Citizens BancShares Corporation Class A	9,315	3,482,785
First Horizon National Corporation	156,091	2,989,143
First Merchants Corporation	53,554	2,299,073
First Midwest Bancorp Incorporated	149,106	3,492,063
Heritage Financial Corporation	82,755	2,441,273
Lakeland Financial Corporation	32,029	1,560,453
Simmons First National Corporation Class A	40,100	2,321,790
United Community Bank	103,578	2,956,116
Univest Corporation of Pennsylvania	62,009	1,984,288
Westamerica Bancorporation «	41,618	2,477,936
Western Alliance Bancorp †	75,832	4,025,163

		33,781,783

Capital Markets: 1.57%
Donnelley Financial Solutions †	104,008	2,242,412
Golub Capital BDC Incorporated	126,553	2,381,727

		4,624,139

Diversified Financial Services: 0.75%
Compass Diversified Holdings	124,735	2,214,046

Insurance: 5.01%
Amerisafe Incorporated	40,576	2,361,523
Brown & Brown Incorporated	63,523	3,061,173
National General Holdings Corporation	182,523	3,488,015
ProAssurance Corporation	37,610	2,055,387
Reinsurance Group of America Incorporated	26,858	3,747,497

		14,713,595

Health Care: 11.31%

Biotechnology: 1.71%
Alder Biopharmaceuticals Incorporated †«	73,561	901,122
Flexion Therapeutics Incorporated †«	38,098	921,210
Puma Biotechnology Incorporated †	12,762	1,528,250
Repligen Corporation †	43,413	1,663,586

		5,014,168

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Small Cap Opportunities Fund	9

Security name	Shares	Value

Health Care Equipment & Supplies: 2.71%
Dentsply Sirona Incorporated	18,097	$1,082,382
DexCom Incorporated †	27,843	1,324,908
K2M Group Holdings Incorporated †	91,691	1,944,766
Masimo Corporation †	8,539	739,136
Sientra Incorporated †«	54,618	841,117
The Cooper Companies Incorporated	6,174	1,463,917
West Pharmaceutical Services Incorporated	5,952	572,940

		7,969,166

Health Care Providers & Services: 1.28%
Envision Healthcare Corporation †	16,346	734,753
LifePoint Hospitals Incorporated †	10,353	599,439
Patterson Companies Incorporated	27,745	1,072,344
Teladoc Incorporated †«	41,226	1,366,642

		3,773,178

Life Sciences Tools & Services: 3.38%
Bio-Techne Corporation	24,243	2,930,736
INC Research Holdings Incorporated Class A †	39,207	2,050,526
PAREXEL International Corporation †	15,781	1,389,990
VWR Corporation †	107,887	3,572,139

		9,943,391

Pharmaceuticals: 2.23%
Akorn Incorporated †	27,339	907,381
Catalent Incorporated †	115,470	4,609,562
Pacira Pharmaceuticals Incorporated †	27,515	1,033,188

		6,550,131

Industrials: 16.13%

Aerospace & Defense: 1.86%
DigitalGlobe Incorporated †	58,604	2,065,791
Hexcel Corporation	59,443	3,413,217

		5,479,008

Airlines: 1.26%
Allegiant Travel Company	28,227	3,717,496

Building Products: 1.54%
Fortune Brands Home & Security Incorporated	35,804	2,407,103
Simpson Manufacturing Company Incorporated	42,924	2,104,993

		4,512,096

Commercial Services & Supplies: 2.03%
Advanced Disposal Services Incorporated †	96,781	2,437,913
HNI Corporation	15,242	632,086
Knoll Incorporated	102,248	2,044,960
Matthews International Corporation Class A	13,554	843,737

		5,958,696

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Small Cap Opportunities Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

Construction & Engineering: 1.77%
Dycom Industries Incorporated †	17,679	$1,518,273
Valmont Industries Incorporated	23,382	3,696,694

		5,214,967

Electrical Equipment: 1.01%
Generac Holdings Incorporated †	64,535	2,964,093

Machinery: 4.00%
ESCO Technologies Incorporated	36,113	2,164,974
Franklin Electric Company Incorporated	84,939	3,809,514
IDEX Corporation	20,116	2,443,491
Kornit Digital Limited †«	87,566	1,339,754
Proto Labs Incorporated †	7,681	616,784
REV Group Incorporated «	47,824	1,375,418

		11,749,935

Professional Services: 0.65%
On Assignment Incorporated †	35,409	1,900,755

Road & Rail: 1.18%
Ryder System Incorporated	40,852	3,454,037

Trading Companies & Distributors: 0.83%
MSC Industrial Direct Company Class A	32,377	2,446,730

Information Technology: 14.02%

Communications Equipment: 1.45%
Acacia Communications Incorporated †«	40,726	1,918,195
Ciena Corporation †	107,006	2,350,922

		4,269,117

Electronic Equipment, Instruments & Components: 1.32%
Fabrinet †	64,932	2,406,380
Novanta Incorporated †	13,586	592,350
OSI Systems Incorporated †	9,721	888,208

		3,886,938

Internet Software & Services: 1.76%
Carbonite Incorporated †	41,105	904,310
Match Group Incorporated †«	79,182	1,836,231
Shutterstock Incorporated †«	30,065	1,000,864
Yelp Incorporated †	32,847	1,422,275

		5,163,680

IT Services: 3.23%
CoreLogic Incorporated †	79,355	3,667,788
CSG Systems International Incorporated	36,911	1,480,131
EPAM Systems Incorporated †	22,566	1,984,228
Leidos Holdings Incorporated	39,870	2,361,101

		9,493,248

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Small Cap Opportunities Fund	11

Security name	Shares	Value

Semiconductors & Semiconductor Equipment: 4.38%
Entegris Incorporated †	125,212	$3,612,366
Integrated Device Technology Incorporated †	75,293	2,001,288
MACOM Technology Solutions Holdings Incorporated †«	36,951	1,648,384
ON Semiconductor Corporation †	206,725	3,818,211
Versum Materials Incorporated	46,521	1,805,945

		12,886,194

Software: 1.88%
Cadence Design Systems Incorporated †	37,784	1,491,334
Fortinet Incorporated †	29,725	1,065,344
PTC Incorporated †	39,269	2,210,059
Verint Systems Incorporated †	18,015	753,928

		5,520,665

Materials: 4.91%

Chemicals: 2.72%
Ashland Global Holdings Incorporated	63,309	4,139,776
Balchem Corporation	10,951	890,207
Valvoline Incorporated	126,761	2,972,545

		8,002,528

Containers & Packaging: 1.28%
Ardagh Group SA	77,238	1,653,666
Graphic Packaging Holding Company	150,682	2,102,014

		3,755,680

Metals & Mining: 0.91%
Pretium Resources Incorporated †«	84,325	780,850
Steel Dynamics Incorporated	55,142	1,900,745

		2,681,595

Real Estate: 5.44%

Equity REITs: 4.37%
Douglas Emmett Incorporated	46,865	1,847,418
Equity Lifestyle Properties Incorporated	26,785	2,278,868
Gramercy Property Trust Incorporated	92,407	2,795,312
Mid-America Apartment Communities Incorporated	17,867	1,909,625
Terreno Realty Corporation	111,149	4,021,371

		12,852,594

Real Estate Management & Development: 1.07%
HFF Incorporated Class A	23,530	930,847
Kennedy Wilson Holdings Incorporated	119,169	2,210,585

		3,141,432

Utilities: 3.19%

Electric Utilities: 1.75%
IDACORP Incorporated	39,177	3,444,834
Portland General Electric Company	37,245	1,699,862

		5,144,696

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Small Cap Opportunities Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name		Shares	Value

Multi-Utilities: 0.98%
Vectren Corporation		43,622	$2,869,019

Water Utilities: 0.46%
SJW Corporation		24,091	1,363,551

Total Common Stocks (Cost $208,593,380)			273,050,499

Exchange-Traded Funds: 0.56%
iShares Russell 2000 Index ETF «		11,115	1,647,021

Total Exchange-Traded Funds (Cost $1,545,796)			1,647,021

	Yield
Short-Term Investments: 13.85%

Investment Companies: 13.85%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%	20,317,364	20,319,396
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92	20,371,771	20,371,771

Total Short-Term Investments (Cost $40,689,983)			40,691,167

Total investments in securities (Cost $250,829,159)	107.31%	315,388,687
Other assets and liabilities, net	(7.31)	(21,481,438)

Total net assets	100.00%	$293,907,249

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments

Investment Companies
Securities Lending Cash Investment LLC	15,210,362	95,585,280	90,478,278	20,317,364	$121	$0	$193,397	$20,319,396
Wells Fargo Government Money Market Fund Select Class	13,563,576	62,292,969	55,484,774	20,371,771	0	0	89,456	20,371,771

					$121	$0	$282,853	$40,691,167	13.85%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2017 (unaudited)	Wells Fargo Small Cap Opportunities Fund	13

Assets
Investments in unaffiliated securities (including $17,821,234 of securities loaned), at value (cost $210,139,176)	$274,697,520
Investments in affiliated securities, at value (cost $40,689,983)	40,691,167
Receivable for investments sold	2,124,324
Receivable for Fund shares sold	384,473
Receivable for dividends	224,545
Receivable for securities lending income	37,179
Prepaid expenses and other assets	68,799

Total assets	318,228,007

Liabilities
Payable upon receipt of securities loaned	20,318,026
Payable for investments purchased	2,812,420
Payable for Fund shares redeemed	916,269
Management fee payable	188,315
Administration fees payable	31,704
Accrued expenses and other liabilities	54,024

Total liabilities	24,320,758

Total net assets	$293,907,249

NET ASSETS CONSIST OF
Paid-in capital	$195,313,153
Undistributed net investment income	347,109
Accumulated net realized gains on investments	33,687,459
Net unrealized gains on investments	64,559,528

Total net assets	$293,907,249

COMPUTATION OF NET ASSET VALUE PRICE PER SHARE
Net assets – Class R6	$2,008,441
Shares outstanding – Class R6[1]	79,197
Net asset value per share – Class R6	$25.36
Net assets – Administrator Class	$213,592,169
Shares outstanding – Administrator Class[1]	8,449,364
Net asset value per share – Administrator Class	$25.28
Net assets – Institutional Class	$78,306,639
Shares outstanding – Institutional Class[1]	3,089,673
Net asset value per share – Institutional Class	$25.34

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Small Cap Opportunities Fund	Statement of operations—six months ended September 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $4,421)	$1,436,160
Securities lending income, net	193,397
Income from affiliated securities	89,456

Total investment income	1,719,013

Expenses
Management fee	1,212,990
Administration fees
Class R6	248
Administrator Class	142,928
Institutional Class	41,512
Shareholder servicing fees
Administrator Class	274,544
Custody and accounting fees	13,254
Professional fees	20,451
Registration fees	20,066
Shareholder report expenses	7,542
Trustees’ fees and expenses	9,639
Other fees and expenses	3,327

Total expenses	1,746,501
Less: Fee waivers and/or expense reimbursements	(116,772)

Net expenses	1,629,729

Net investment income	89,284

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	17,397,453
Affiliated securities	121

Net realized gains on investments	17,397,574
Net change in unrealized gains (losses) on investments	71,845

Net realized and unrealized gains (losses) on investments	17,469,419

Net increase in net assets resulting from operations	$17,558,703

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Small Cap Opportunities Fund	15

	Six months ended September 30, 2017 (unaudited)		Year ended March 31, 2017

Operations
Net investment income		$89,284			$1,060,402
Net realized gains on investments		17,397,574			28,776,630
Net change in unrealized gains (losses) on investments		71,845			26,052,434

Net increase in net assets resulting from operations		17,558,703			55,889,466

Distributions to shareholders from
Net investment income
Class R6		0			(166)[1]
Administrator Class		0			(757,254)
Institutional Class		0			(205,414)
Net realized gains
Class R6		0			(2,149)[1]
Administrator Class		0			(19,845,550)
Institutional Class		0			(2,743,894)

Total distributions to shareholders		0			(23,554,427)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	20,098	492,947	68,165	[1]	1,622,149 [1]
Administrator Class	459,359	11,129,504	1,687,551		38,157,468
Institutional Class	1,045,954	25,635,378	2,357,789		54,583,111

		37,257,829			94,362,728

Reinvestment of distributions
Class R6	0	0	99	[1]	2,315 [1]
Administrator Class	0	0	876,609		20,454,367
Institutional Class	0	0	120,565		2,820,495

		0			23,277,177

Payment for shares redeemed
Class R6	(9,165)	(220,478)	0	[1]	0 [1]
Administrator Class	(1,723,570)	(41,939,170)	(5,357,915)		(122,878,100)
Institutional Class	(239,299)	(5,789,357)	(207,771)		(4,880,539)

		(47,949,005)			(127,758,639)

Net decrease in net assets resulting from capital share transactions		(10,691,176)			(10,118,734)

Total increase in net assets		6,867,527			22,216,305

Net assets
Beginning of period		287,039,722			264,823,417

End of period		$293,907,249			$287,039,722

Undistributed net investment income		$347,109			$257,825

[1]	For the period from October 31, 2016 (commencement of operations) to March 31, 2017

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Small Cap Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended September 30, 2017 (unaudited)	Year ended March 31, 2017[1]
Net asset value, beginning of period	$23.82	$22.43
Net investment income	0.04 [2]	0.14
Net realized and unrealized gains (losses) on investments	1.50	3.32

Total from investment operations	1.54	3.46
Distributions to shareholders from
Net investment income	0.00	(0.14)
Net realized gains	0.00	(1.93)

Total distributions to shareholders	0.00	(2.07)
Net asset value, end of period	$25.36	$23.82
Total return[3]	6.47%	15.63%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.92%
Net expenses	0.85%	0.85%
Net investment income	0.36%	0.67%
Supplemental data
Portfolio turnover rate	28%	73%
Net assets, end of period (000s omitted)	$2,008	$1,626

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Opportunities Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$23.79	$21.15	$25.19	$37.93	$42.43	$34.45	$32.50
Net investment income (loss)	(0.00)[2,3]	0.08 [2]	0.06	0.02	0.02	0.11	0.05
Net realized and unrealized gains (losses) on investments	1.49	4.56	(1.24)	3.13	2.33	10.48	3.13

Total from investment operations	1.49	4.64	(1.18)	3.15	2.35	10.59	3.18
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.02)	0.00	(0.02)	(0.08)	0.00
Net realized gains	0.00	(1.93)	(2.84)	(15.89)	(6.83)	(2.53)	(1.23)

Total distributions to shareholders	0.00	(2.00)	(2.86)	(15.89)	(6.85)	(2.61)	(1.23)
Net asset value, end of period	$25.28	$23.79	$21.15	$25.19	$37.93	$42.43	$34.45
Total return[4]	6.26%	22.13%	(4.39)%	11.75%	6.26%	33.19%	10.12%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.29%	1.24%	1.24%	1.22%	1.22%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	(0.00)%	0.36%	0.25%	0.06%	0.11%	0.31%	0.13%
Supplemental data
Portfolio turnover rate	28%	73%	59%	60%	26%	76%	78%
Net assets, end of period (000s omitted)	$213,592	$231,039	$264,560	$306,628	$471,330	$705,671	$624,844

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Small Cap Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2017	2016	2015[1]
Net asset value, beginning of period	$23.82	$21.18	$25.22	$39.04
Net investment income	0.03 [2]	0.09	0.16 [2]	0.06
Net realized and unrealized gains (losses) on investments	1.49	4.61	(1.28)	2.01

Total from investment operations	1.52	4.70	(1.12)	2.07
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.08)	0.00
Net realized gains	0.00	(1.93)	(2.84)	(15.89)

Total distributions to shareholders	0.00	(2.06)	(2.92)	(15.89)
Net asset value, end of period	$25.34	$23.82	$21.18	$25.22
Total return[3]	6.38%	22.43%	(4.12)%	8.68%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.03%	1.05%	0.92%
Net expenses	0.95%	0.95%	0.95%	0.92%
Net investment income	0.27%	0.56%	0.71%	0.59%
Supplemental data
Portfolio turnover rate	28%	73%	59%	60%
Net assets, end of period (000s omitted)	$78,307	$54,375	$263	$11

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Opportunities Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Cap Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds

20	Wells Fargo Small Cap Opportunities Fund	Notes to financial statements (unaudited)

Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income (net of fees and rebates) on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2017, the aggregate cost of all investments for federal income tax purposes was $251,067,815 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$68,626,811
Gross unrealized losses	(4,305,939)
Net unrealized gains	$64,320,872

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Opportunities Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$39,286,308	$0	$0	$39,286,308
Consumer staples	6,339,980	0	0	6,339,980
Energy	10,411,864	0	0	10,411,864
Financials	55,333,563	0	0	55,333,563
Health care	33,250,034	0	0	33,250,034
Industrials	47,397,813	0	0	47,397,813
Information technology	41,219,842	0	0	41,219,842
Materials	14,439,803	0	0	14,439,803
Real estate	15,994,026	0	0	15,994,026
Utilities	9,377,266	0	0	9,377,266

Exchange-traded funds	1,647,021	0	0	1,647,021

Short-term investments
Investment companies	20,371,771	0	0	20,371,771
Investments measured at net asset value*				20,319,396
Total assets	$295,069,291	$0	$0	$315,388,687

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $20,319,396 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2017, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Schroder Investment Management North America Inc. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.50% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class R6	0.03%
Administrator Class, Institutional Class	0.13

22	Wells Fargo Small Cap Opportunities Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class R6 shares, 1.20% for Administrator Class shares, and 0.95% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,042,306 and $614,753 in interfund purchases and sales, respectively, during the six months ended September 30, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2017 were $74,382,898 and $75,957,119, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended September 30, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Small Cap Opportunities Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Small Cap Opportunities Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Small Cap Opportunities Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

26	Wells Fargo Small Cap Opportunities Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Small Cap Opportunities Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Small Cap Opportunities Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Schroder Investment Management North America Inc. (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2016. In certain cases, the Board also considered more current results for various time periods ended March 31, 2017. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc.

28	Wells Fargo Small Cap Opportunities Fund	Other information (unaudited)

(“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for the one-, three- and five-year periods ended December 31, 2016, but lower than the average performance of the Universe for the ten-year period ended December 31, 2016. However, the Board noted that the performance ranking of the Fund in the Universe had improved from the prior quarter-end for the one-, three and five-year periods ended March 31, 2017. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 2000® Index, for the three-, five- and ten-year periods ended December 31, 2016, but lower than its benchmark for the one-year period ended December 31, 2016.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and to report data with respect to a new share class launched in 2016. The Board also received an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the other funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of

Other information (unaudited)	Wells Fargo Small Cap Opportunities Fund	29

the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Small Cap Opportunities Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

306442 11-17 SA243/SAR243 09-17

Semi-Annual Report

September 30, 2017

Wells Fargo Small Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Small Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Small Cap Value Fund for the six-month period that ended September 30, 2017. Despite heightened market volatility and geopolitical uncertainty at times, global stocks generally delivered double-digit results and bond markets had smaller but positive results as well. U.S. and international stocks returned 7.71% and 12.30%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.31% and the Bloomberg Barclays Municipal Bond Index4 returned 3.04% as interest rates rose from low levels.

Equity and bond markets gained through the second quarter of 2017.

Stocks rallied globally through the second quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, the Fed raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008. Later in the year, the Fed confirmed that the initiative to reduce the bonds that it holds likely would begin in October.

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded—as measured by the CBOE VIX Index5—amid geopolitical tensions,

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Small Cap Value Fund	3

particularly in Asia, and declining investor optimism following unsuccessful efforts to reform health care laws in the U.S. which suggested to some that President Trump and Congress would be unable to move forward with tax and regulatory reforms.

During the quarter, economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond-buying program, which is intended to spark economic activity. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. The Bank of Japan also maintained accommodative policies intended to support business activity and economic growth. In Germany, Angela Merkel was reelected chancellor; in Japan, Prime Minister Shinzo Abe called for snap elections as his popularity increased after North Korea’s aggressive program of missile launches. Both political developments were indicative of the type of political consistency in developed markets that reassure financial markets.

In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. In addition, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

As the quarter closed, optimism returned as economic growth continued. The second-quarter gross domestic product measure was revised higher from 2.6% annualized to 3.0%. Consumer spending and residential and nonresidential investment increased. While inflation continued to trail the Fed’s targets, expectations remained for an additional short-term interest-rate hike before year-end.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

As the quarter closed, optimism returned as economic growth continued.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Erik C. Astheimer

Michael Schneider, CFA®

Average annual total returns (%) as of September 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMVAX)	11-30-2000	13.20	7.52	5.09	20.13	8.80	5.71	1.32	1.28
Class C (SMVCX)	11-30-2000	18.19	7.99	4.92	19.19	7.99	4.92	2.07	2.03
Class R6 (SMVRX)	6-28-2013	–	–	–	20.72	9.30	6.19	0.89	0.83
Administrator Class (SMVDX)	7-30-2010	–	–	–	20.40	9.03	5.96	1.24	1.08
Institutional Class (WFSVX)	7-31-2007	–	–	–	20.63	9.24	6.16	0.99	0.88
Russell 2000® Value Index[4]	–	–	–	–	20.55	13.27	7.14	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Small Cap Value Fund	5

Ten largest holdings (%) as of September 30, 2017[5]
Cavco Industries Incorporated	3.97
Coherent Incorporated	3.25
Randgold Resources Limited ADR	3.25
National General Holdings Corporation	2.92
Enova International Incorporated	2.80
OSI Systems Incorporated	2.78
Cross Country Healthcare Incorporated	2.32
Cray Incorporated	2.31
BankUnited Incorporated	2.28
Argo Group International Holdings Limited	2.17

Sector distribution as of September 30, 2017[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2017	Ending account value 9-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,068.47	$6.64	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%
Class C
Actual	$1,000.00	$1,064.05	$10.50	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	$10.25	2.03%
Class R6
Actual	$1,000.00	$1,071.10	$4.31	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.20	0.83%
Administrator Class
Actual	$1,000.00	$1,069.60	$5.60	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%
Institutional Class
Actual	$1,000.00	$1,070.62	$4.57	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.46	0.88%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 95.49%

Consumer Discretionary: 15.03%

Hotels, Restaurants & Leisure: 6.17%
Bloomin’ Brands Incorporated	566,600	$9,972,160
Century Casinos Incorporated †(l)	1,241,800	10,195,178
Denny’s Corporation †	204,500	2,546,025
Peak Resorts Incorporated	54,900	238,815
Scientific Games Corporation Class A †	152,600	6,996,710
The Wendy’s Company	702,000	10,902,060

		40,850,948

Household Durables: 7.94%
Cavco Industries Incorporated †	178,200	26,293,410
KB Home Incorporated	282,300	6,809,076
Nobility Homes Incorporated	64,300	1,147,755
Skyline Corporation †(l)	542,100	6,553,989
Taylor Morrison Home Corporation Class A †	248,800	5,486,040
The New Home Company Incorporated †	563,700	6,290,892

		52,581,162

Textiles, Apparel & Luxury Goods: 0.92%
G-III Apparel Group Limited †	211,100	6,126,122

Consumer Staples: 0.03%

Food Products: 0.03%
Amira Nature Foods Limited †	34,300	206,486

Energy: 5.47%

Energy Equipment & Services: 2.30%
CARBO Ceramics Incorporated †	498,800	4,304,644
Newpark Resources Incorporated †	720,100	7,201,000
Parker Drilling Company †	769,000	845,900
PHI Incorporated (non-voting) †	110,800	1,303,008
Smart Sand Incorporated †	237,500	1,610,250

		15,264,802

Oil, Gas & Consumable Fuels: 3.17%
InterOil Corporation (a)	39,719	199,212
Navigator Holdings Limited †	267,100	2,964,810
Oasis Petroleum Incorporated †	551,400	5,028,768
Paramount Resources Limited Class A	183,120	3,616,620
Range Resources Corporation	306,100	5,990,377
Sanchez Energy Corporation †	658,200	3,172,524

		20,972,311

Financials: 27.44%

Banks: 16.11%
Ameris Bancorp	135,300	6,494,400
BankUnited Incorporated	424,200	15,088,794

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Small Cap Value Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

Banks (continued)
CenterState Banks Incorporated	495,600	$13,282,080
First Horizon National Corporation	411,900	7,887,885
Hanmi Financial Corporation	178,100	5,512,195
Hilltop Holdings Incorporated	203,900	5,301,400
Hope Bancorp Incorporated	691,500	12,246,465
IBERIABANK Corporation	143,300	11,772,095
LegacyTexas Financial Group	208,900	8,339,288
Pacific Premier Bancorp Incorporated †	21,100	796,525
Park Sterling Corporation	271,300	3,369,546
Sterling BanCorp	111,300	2,743,545
The Bancorp Incorporated †	1,343,351	11,109,513
Valley National Bancorp	229,600	2,766,680

		106,710,411

Capital Markets: 0.39%
Medley Management Incorporated Class A (l)	298,400	1,835,160
OM Asset Management plc	49,300	735,556

		2,570,716

Consumer Finance: 2.80%
Enova International Incorporated †	1,376,500	18,513,925

Insurance: 6.10%
Argo Group International Holdings Limited	234,200	14,403,300
First Acceptance Corporation †	83,100	88,917
James River Group Holdings Limited	109,800	4,554,504
National General Holdings Corporation	1,010,400	19,308,744
State National Companies Incorporated	98,800	2,073,812

		40,429,277

Mortgage REITs: 1.06%
Redwood Trust Incorporated	430,900	7,019,361

Thrifts & Mortgage Finance: 0.98%
Essent Group Limited †	55,900	2,263,950
Northwest Bancshares Incorporated	243,400	4,203,518

		6,467,468

Health Care: 8.04%

Health Care Equipment & Supplies: 0.44%
Allied Healthcare Products Incorporated †	3,300	6,963
Hologic Incorporated †	27,200	997,968
Lantheus Holdings Incorporated †	77,000	1,370,600
OraSure Technologies Incorporated †	23,600	531,000

		2,906,531

Health Care Providers & Services: 4.09%
Cross Country Healthcare Incorporated †	1,079,000	15,354,170
Tivity Health Incorporated †	287,100	11,713,680

		27,067,850

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Small Cap Value Fund	9

Security name	Shares	Value

Health Care Technology: 2.38%
Allscripts Healthcare Solutions Incorporated †	561,200	$7,985,876
Omnicell Incorporated †	152,000	7,759,600

		15,745,476

Life Sciences Tools & Services: 0.66%
PAREXEL International Corporation †	49,800	4,386,384

Pharmaceuticals: 0.47%
Prestige Brands Holdings Incorporated †	62,900	3,150,661

Industrials: 8.46%

Building Products: 1.43%
Armstrong Flooring Incorporated †	344,600	5,427,450
CSW Industrials Incorporated †	90,600	4,018,110

		9,445,560

Commercial Services & Supplies: 2.73%
ABM Industries Incorporated	1,800	75,078
ACCO Brands Corporation †	1,073,700	12,777,030
Healthcare Services Group Incorporated	97,300	5,251,281

		18,103,389

Construction & Engineering: 0.61%
Bird Construction Incorporated (a)	194,200	1,555,664
IES Holdings Incorporated †	142,800	2,470,440

		4,026,104

Electrical Equipment: 0.28%
Babcock & Wilcox Enterprises Incorporated †	552,460	1,839,692

Machinery: 1.93%
Actuant Corporation Class A	86,800	2,222,080
Freightcar America Incorporated	279,800	5,472,888
Mueller Water Products Incorporated Class A	398,900	5,105,920

		12,800,888

Professional Services: 0.87%
Hill International Incorporated †	1,213,000	5,761,750

Trading Companies & Distributors: 0.61%
Applied Industrial Technologies Incorporated	62,000	4,079,600

Information Technology: 13.34%

Communications Equipment: 1.49%
Finisar Corporation †	277,100	6,143,307
Harmonic Incorporated †	1,210,800	3,692,940

		9,836,247

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Small Cap Value Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 6.15%
Cognex Corporation	7,000	$771,960
Coherent Incorporated †	91,600	21,541,572
OSI Systems Incorporated †	201,400	18,401,918

		40,715,450

Internet Software & Services: 0.15%
Gogo Incorporated †	86,600	1,022,746

IT Services: 0.33%
TeleTech Holdings Incorporated	53,000	2,212,750

Software: 0.57%
Synchronoss Technologies Incorporated †	406,700	3,794,511

Technology Hardware, Storage & Peripherals: 4.65%
Cray Incorporated †	786,100	15,289,645
Diebold Incorporated	418,900	9,571,865
Quantum Corporation †	969,400	5,932,728

		30,794,238

Materials: 13.65%

Chemicals: 0.49%
Calgon Carbon Corporation	150,400	3,218,560

Containers & Packaging: 0.25%
Intertape Polymer Group Incorporated	112,500	1,634,625

Metals & Mining: 11.57%
Agnico Eagle Mines Limited	11,300	510,873
Carpenter Technology Corporation	91,400	4,389,942
Eldorado Gold Corporation	1,242,600	2,733,720
Haynes International Incorporated	172,250	6,185,498
Nevsun Resources Limited	2,059,200	4,489,056
NovaGold Resources Incorporated †	956,700	3,941,604
Olympic Steel Incorporated	95,300	2,096,600
Randgold Resources Limited ADR	220,600	21,543,796
Royal Gold Incorporated	55,300	4,758,012
Ryerson Holding Corporation †	213,300	2,314,305
Sandstorm Gold Limited †	1,971,000	8,948,340
Schnitzer Steel Industry	290,700	8,183,205
SSR Mining Incorporated †	161,600	1,714,576
Tahoe Resources Incorporated	527,900	2,782,032
TimkenSteel Corporation †	125,700	2,074,050

		76,665,609

Paper & Forest Products: 1.34%
Deltic Timber Corporation	100,200	8,860,685

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Small Cap Value Fund	11

Security name			Shares	Value

Real Estate: 2.32%

Equity REITs: 2.32%
Potlatch Corporation			102,300	$5,217,300
UMH Properties Incorporated			652,200	10,141,710

				15,359,010

Telecommunication Services: 1.71%

Diversified Telecommunication Services: 1.71%
Cincinnati Bell Incorporated †			570,000	11,314,500

Total Common Stocks (Cost $465,692,950)				632,455,805

Exchange-Traded Funds: 1.24%
SPDR S&P Regional Banking ETF			28,187	1,599,894
VanEck Vectors Gold Miners ETF			181,451	4,166,115
VanEck Vectors Junior Gold Miners ETF			72,683	2,441,422

Total Exchange-Traded Funds (Cost $7,958,660)				8,207,431

		Expiration date
Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		2-27-2018	48,280	0

Total Warrants (Cost $0)				0

Yield
Short-Term Investments: 3.04%

Investment Companies: 3.04%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%		20,139,726	20,139,726

Total Short-Term Investments (Cost $20,139,726)				20,139,726

Total investments in securities (Cost $493,791,336)	99.77%	660,802,962
Other assets and liabilities, net	0.23	1,533,860

Total net assets	100.00%	$662,336,822

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Small Cap Value Fund	Portfolio of investments—September 30, 2017 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Common Stocks
Consumer discretionary
Hotels, restaurants & leisure
Century Casinos Incorporated †	1,762,300	117,600	638,100	1,241,800	$1,916,512	$(970,221)	$0	$10,195,178

Household durables
Skyline Corporation †	815,200	0	273,100	542,100	814,802	(216,736)	0	6,553,989

Financials
Capital markets
Medley Management Incorporated Class A	454,000	5,000	160,600	298,400	(1,328,602)	366,233	149,440	1,835,160

								18,584,327	2.81%

Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	85,665,191	69,328,348	134,853,813	20,139,726	0	0	186,897	20,139,726	0.92%

Affiliated securities no longer held at end of period					0	0	0	0	0.00%

					$1,402,712	$(820,724)	$336,337	$38,724,053	3.73%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2017 (unaudited)	Wells Fargo Small Cap Value Fund	13

Assets
Investments in unaffiliated securities, at value (cost $456,871,939)	$622,078,909
Investments in affiliated securities, at value (cost $36,919,397)	38,724,053
Cash	3,613,270
Foreign currency, at value (cost $42)	42
Receivable for investments sold	1,626,121
Receivable for Fund shares sold	156,363
Receivable for dividends	214,074
Prepaid expenses and other assets	216,535

Total assets	666,629,367

Liabilities
Payable for Fund shares redeemed	1,711,591
Payable for investments purchased	1,619,865
Management fee payable	428,527
Administration fees payable	96,927
Distribution fee payable	18,289
Shareholder report expenses payable	236,511
Accrued expenses and other liabilities	180,835

Total liabilities	4,292,545

Total net assets	$662,336,822

NET ASSETS CONSIST OF
Paid-in capital	$270,242,807
Accumulated net investment loss	(3,485,761)
Accumulated net realized gains on investments	228,568,152
Net unrealized gains on investments	167,011,624

Total net assets	$662,336,822

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$481,747,145
Shares outstanding – Class A1	24,334,950
Net asset value per share – Class A	$19.80
Maximum offering price per share – Class A2	$21.01
Net assets – Class C	$29,365,188
Shares outstanding – Class C1	2,042,667
Net asset value per share – Class C	$14.38
Net assets – Class R6	$91,806,491
Shares outstanding – Class R6[1]	4,335,068
Net asset value per share – Class R6	$21.18
Net assets – Administrator Class	$11,961,963
Shares outstanding – Administrator Class[1]	569,220
Net asset value per share – Administrator Class	$21.01
Net assets – Institutional Class	$47,456,035
Shares outstanding – Institutional Class[1]	2,244,098
Net asset value per share – Institutional Class	$21.15

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Small Cap Value Fund	Statement of operations—six months ended September 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $27,227)	$3,100,708
Income from affiliated securities	336,337

Total investment income	3,437,045

Expenses
Management fee	3,553,130
Administration fees
Class A	498,199
Class C	32,881
Class R6	13,508
Administrator Class	7,810
Institutional Class	155,199
Shareholder servicing fees
Class A	593,094
Class C	39,144
Administrator Class	14,796
Distribution fee
Class C	117,432
Custody and accounting fees	21,255
Professional fees	23,798
Registration fees	11,550
Shareholder report expenses	5,002
Trustees’ fees and expenses	8,809
Other fees and expenses	10,354

Total expenses	5,105,961
Less: Fee waivers and/or expense reimbursements	(262,308)

Net expenses	4,843,653

Net investment loss	(1,406,608)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	240,887,569
Affiliated securities	1,402,712

Net realized gains on investments	242,290,281

Net change in unrealized gains (losses) on:
Unaffiliated securities	(192,818,822)
Affiiliated securities	(820,724)

Net change in unrealized gains (losses) on investments	(193,639,546)

Net realized and unrealized gains (losses) on investments	48,650,735

Net increase in net assets resulting from operations	$47,244,127

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Small Cap Value Fund	15

	Six months ended September 30, 2017 (unaudited)		Year ended March 31, 2017

Operations
Net investment loss		$(1,406,608)		$(3,089,007)
Net realized gains on investments		242,290,281		178,473,238
Net change in unrealized gains (losses) on investments		(193,639,546)		76,306,664

Net increase in net assets resulting from operations		47,244,127		251,690,895

Distributions to shareholders from
Net realized gains
Class A		(70,195,686)		(56,388,139)
Class C		(5,874,236)		(5,270,387)
Class R6		(12,688,925)		(10,487,806)
Administrator Class		(1,669,816)		(2,045,288)
Institutional Class		(54,230,987)		(37,253,131)

Total distributions to shareholders		(144,659,650)		(111,444,751)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	516,662	10,450,400	1,740,528	35,433,223
Class C	39,793	580,693	191,902	3,019,730
Class R6	183,345	4,124,706	424,030	9,098,907
Administrator Class	34,962	724,315	130,653	2,811,213
Institutional Class	278,664	5,914,513	4,669,898	101,916,638

		21,794,627		152,279,711

Reinvestment of distributions
Class A	3,643,843	68,212,743	2,776,179	55,114,701
Class C	406,456	5,535,928	292,458	4,514,956
Class R6	634,446	12,688,925	502,696	10,487,806
Administrator Class	70,419	1,398,523	87,246	1,799,155
Institutional Class	2,676,954	53,485,536	1,730,984	36,212,221

		141,321,655		108,128,839

Payment for shares redeemed
Class A	(2,636,551)	(52,652,501)	(7,484,677)	(152,570,289)
Class B	N/A	N/A	(285)[1]	(4,290)[1]
Class C	(531,748)	(8,135,430)	(803,103)	(12,684,211)
Class R6	(443,351)	(9,417,470)	(1,679,233)	(36,127,102)
Administrator Class	(106,006)	(2,268,995)	(1,056,888)	(22,334,104)
Institutional Class	(18,919,101)	(381,786,696)	(2,762,181)	(58,313,031)

		(454,261,092)		(282,033,027)

Net asset value of shares issued in acquisition
Class A	0	0	2,339,168	45,638,463
Class C	0	0	219,630	3,343,096
Administrator Class	0	0	141,240	2,888,953
Institutional Class	0	0	172,399	3,537,176

		0		55,407,688

Net increase (decrease) in net assets resulting from capital share transactions		(291,144,810)		33,783,211

Total increase (decrease) in net assets		(388,560,333)		174,029,355

Net assets
Beginning of period		1,050,897,155		876,867,800

End of period		$662,336,822		$1,050,897,155

Accumulated net investment loss		$(3,485,761)		$(2,079,153)

[1]	For the period from April 1, 2016 to June 6, 2016. Effective June 7, 2016, Class B shares of the Fund are no longer offered to shareholders.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
CLASS A		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$21.68	$18.84	$27.51	$35.74	$36.33	$32.87	$29.56
Net investment income (loss)	(0.04)[2]	(0.11)	(0.06)[2]	0.01 [2]	0.18	0.23	0.19
Net realized and unrealized gains (losses) on investments	1.35	5.45	(1.19)	(2.55)	2.71	4.68	3.39

Total from investment operations	1.31	5.34	(1.25)	(2.54)	2.89	4.91	3.58
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.13)	(0.11)	(0.24)	(0.12)
Net realized gains	(3.19)	(2.50)	(7.42)	(5.56)	(3.37)	(1.21)	(0.15)

Total distributions to shareholders	(3.19)	(2.50)	(7.42)	(5.69)	(3.48)	(1.45)	(0.27)
Net asset value, end of period	$19.80	$21.68	$18.84	$27.51	$35.74	$36.33	$32.87
Total return[3]	6.85%	29.92%	(2.90)%	(7.29)%	8.87%	15.67%	12.22%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.32%	1.36%	1.35%	1.33%	1.33%	1.34%
Net expenses	1.28%	1.28%	1.28%	1.29%	1.30%	1.30%	1.30%
Net investment income (loss)	(0.45)%	(0.48)%	(0.27)%	0.02%	1.26%	0.72%	0.61%
Supplemental data
Portfolio turnover rate	20%	31%	16%	9%	7%	18%	16%
Net assets, end of period (000s omitted)	$481,747	$494,607	$441,679	$289,669	$443,671	$482,677	$603,622

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
CLASS C		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$16.67	$15.09	$23.80	$31.89	$32.77	$29.82	$26.92
Net investment income (loss)	(0.09)[2]	(0.20)[2]	(0.24)[2]	(0.20)[2]	0.07 [2]	(0.02)[2]	(0.04)[2]
Net realized and unrealized gains (losses) on investments	0.99	4.28	(1.05)	(2.27)	2.42	4.23	3.09

Total from investment operations	0.90	4.08	(1.29)	(2.47)	2.49	4.21	3.05
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.06)	0.00	(0.05)	0.00
Net realized gains	(3.19)	(2.50)	(7.42)	(5.56)	(3.37)	(1.21)	(0.15)

Total distributions to shareholders	(3.19)	(2.50)	(7.42)	(5.62)	(3.37)	(1.26)	(0.15)
Net asset value, end of period	$14.38	$16.67	$15.09	$23.80	$31.89	$32.77	$29.82
Total return[3]	6.41%	28.93%	(3.58)%	(8.00)%	8.53%	14.80%	11.38%
Ratios to average net assets (annualized)
Gross expenses	2.07%	2.07%	2.11%	2.10%	2.08%	2.08%	2.09%
Net expenses	2.03%	2.03%	2.03%	2.04%	2.05%	2.05%	2.05%
Net investment income (loss)	(1.21)%	(1.23)%	(1.18)%	(0.70)%	0.52%	(0.06)%	(0.14)%
Supplemental data
Portfolio turnover rate	20%	31%	16%	9%	7%	18%	16%
Net assets, end of period (000s omitted)	$29,365	$35,470	$33,601	$80,969	$105,309	$105,491	$102,663

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31, 2013[2]
CLASS R6		2017	2016	2015	2014[1]
Net asset value, beginning of period	$22.93	$19.72	$28.29	$36.52	$37.13	$33.69
Net investment income (loss)	0.00 [3,4]	(0.01)[3]	0.03 [3]	0.23 [3]	0.35	0.07 [3]
Net realized and unrealized gains (losses) on investments	1.44	5.72	(1.18)	(2.69)	2.67	3.37

Total from investment operations	1.44	5.71	(1.15)	(2.46)	3.02	3.44
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.21)	(0.26)	0.00
Net realized gains	(3.19)	(2.50)	(7.42)	(5.56)	(3.37)	0.00

Total distributions to shareholders	(3.19)	(2.50)	(7.42)	(5.77)	(3.63)	0.00
Net asset value, end of period	$21.18	$22.93	$19.72	$28.29	$36.52	$37.13
Total return[5]	7.11%	30.50%	(2.43)%	(6.90)%	9.07%	10.21%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.92%	0.87%	0.85%	0.85%
Net expenses	0.83%	0.83%	0.83%	0.83%	0.85%	0.85%
Net investment income (loss)	0.00%	(0.03)%	0.12%	0.72%	2.82%	0.60%
Supplemental data
Portfolio turnover rate	20%	31%	16%	9%	7%	18%
Net assets, end of period (000s omitted)	$91,806	$90,809	$92,929	$52,613	$398	$28

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$22.80	$19.66	$28.30	$36.40	$36.98	$33.45	$30.12
Net investment income (loss)	(0.03)	(0.07)[2]	(0.06)[2]	0.01 [2]	0.21	0.31	0.25 [2]
Net realized and unrealized gains (losses) on investments	1.43	5.71	(1.16)	(2.55)	2.77	4.75	3.44

Total from investment operations	1.40	5.64	(1.22)	(2.54)	2.98	5.06	3.69
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.19)	(0.32)	(0.21)
Net realized gains	(3.19)	(2.50)	(7.42)	(5.56)	(3.37)	(1.21)	(0.15)

Total distributions to shareholders	(3.19)	(2.50)	(7.42)	(5.56)	(3.56)	(1.53)	(0.36)
Net asset value, end of period	$21.01	$22.80	$19.66	$28.30	$36.40	$36.98	$33.45
Total return[3]	6.96%	30.22%	(2.70)%	(7.16)%	8.97%	15.92%	12.42%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.24%	1.25%	1.19%	1.17%	1.17%	1.17%
Net expenses	1.08%	1.08%	1.08%	1.09%	1.10%	1.10%	1.10%
Net investment income (loss)	(0.25)%	(0.31)%	(0.24)%	0.03%	1.48%	0.87%	0.80%
Supplemental data
Portfolio turnover rate	20%	31%	16%	9%	7%	18%	16%
Net assets, end of period (000s omitted)	$11,962	$12,994	$24,927	$74,820	$711,869	$666,812	$543,683

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$22.90	$19.71	$28.29	$36.53	$37.12	$33.56	$30.21
Net investment income (loss)	(0.01)[2]	(0.01)[2]	(0.01)[2]	0.17 [2]	0.26	0.38 [2]	0.34
Net realized and unrealized gains (losses) on investments	1.45	5.70	(1.15)	(2.65)	2.76	4.76	3.42

Total from investment operations	1.44	5.69	(1.16)	(2.48)	3.02	5.14	3.76
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.20)	(0.24)	(0.37)	(0.26)
Net realized gains	(3.19)	(2.50)	(7.42)	(5.56)	(3.37)	(1.21)	(0.15)

Total distributions to shareholders	(3.19)	(2.50)	(7.42)	(5.76)	(3.61)	(1.58)	(0.41)
Net asset value, end of period	$21.15	$22.90	$19.71	$28.29	$36.53	$37.12	$33.56
Total return[3]	7.06%	30.41%	(2.46)%	(6.95)%	9.05%	16.15%	12.68%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.99%	0.99%	0.92%	0.90%	0.90%	0.91%
Net expenses	0.88%	0.88%	0.88%	0.89%	0.90%	0.90%	0.90%
Net investment income (loss)	(0.12)%	(0.06)%	(0.03)%	0.52%	1.66%	1.08%	1.01%
Supplemental data
Portfolio turnover rate	20%	31%	16%	9%	7%	18%	16%
Net assets, end of period (000s omitted)	$47,456	$417,018	$283,728	$1,017,115	$984,881	$1,081,869	$1,143,730

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Value Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective June 7, 2016, Class B shares of the Fund are no longer offered. Information for Class B shares reflected in the financial statements represents activity through June 6, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs

22	Wells Fargo Small Cap Value Fund	Notes to financial statements (unaudited)

used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2017, the aggregate cost of all investments for federal income tax purposes was $495,414,056 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$223,476,032
Gross unrealized losses	(58,087,126)
Net unrealized gains	$165,388,906

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy

Notes to financial statements (unaudited)	Wells Fargo Small Cap Value Fund	23

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$98,410,477	$1,147,755	$0	$99,558,232
Consumer staples	206,486	0	0	206,486
Energy	36,037,901	199,212	0	36,237,113
Financials	181,711,158	0	0	181,711,158
Health care	53,256,902	0	0	53,256,902
Industrials	54,501,319	1,555,664	0	56,056,983
Information technology	88,375,942	0	0	88,375,942
Materials	88,744,854	1,634,625	0	90,379,479
Real estate	15,359,010	0	0	15,359,010
Telecommunications	11,314,500	0	0	11,314,500

Exchange-traded funds	8,207,431	0	0	8,207,431

Warrants
Health care	0	0	0	0

Short-term investments
Investment companies	20,139,726	0	0	20,139,726
Total assets	$656,265,706	$4,537,256	$0	$660,802,962

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2017, the management fee was equivalent to an annual rate of 0.84% of the Fund’s average daily net assets.

24	Wells Fargo Small Cap Value Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.28% for Class A shares, 2.03% for Class C shares, 0.83% for Class R6 shares, 1.08% for Administrator Class shares, and 0.88% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2017, Funds Distributor received $3,930 from the sale of Class A shares and $21 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended September 30, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class, of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2017 were $159,441,830 and $197,518,518, respectively.

6. ACQUISITION

After the close of business on July 22, 2016, the Fund acquired the net assets of Wells Fargo Small/Mid Cap Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class, and Institutional Class shares of Wells Fargo Small/Mid Cap Value Fund received Class A, Class C, Administrator Class, and Institutional Class shares, respectively, of the Fund in the

Notes to financial statements (unaudited)	Wells Fargo Small Cap Value Fund	25

reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Small/Mid Cap Value Fund for 2,872,437 shares of the Fund valued at $55,407,688 at an exchange ratio of 0.63, 0.75, 0.62, and 0.63 for Class A, Class C, Administrator Class, and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Small/Mid Cap Value Fund with a fair value of $45,240,508, identified cost of $27,461,432 and unrealized gains of $17,779,076 at July 22, 2016 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Small/Mid Cap Value Fund and the Fund immediately prior to the acquisition were $55,407,688 and $934,257,976, respectively. The aggregate net assets of the Fund immediately after the acquisition were $989,665,664. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Small/Mid Cap Value Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed April 1, 2016, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended March 31, 2017 would have been:

Net investment loss	$(2,807,515)
Net realized and unrealized gains (losses) on investments	261,166,279
Net increase in net assets resulting from operations	$258,358,764

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended September 30, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REDEMPTION IN-KIND

After the close of business on July 7, 2017, the Fund redeemed assets through an in-kind redemption. In the redemption transaction, the Fund issued securities with a value of $334,155,971 and cash in the amount of $17,087,078. The Fund recognized gains in the amount of $145,197,411 which is reflected on the Statement of Operations. The redemption in-kind by a shareholder of the Institutional Class represented 34% of the Fund and is reflected on the Statement of Changes in Net Assets.

26	Wells Fargo Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Small Cap Value Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

28	Wells Fargo Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None

Other information (unaudited)	Wells Fargo Small Cap Value Fund	29

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Small Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2016. In certain cases, the Board also considered more current results for various time periods ended

Other information (unaudited)	Wells Fargo Small Cap Value Fund	31

March 31, 2017. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for the one- and three-year periods ended December 31, 2016, but lower than the average performance of the Universe for the five- and ten-year periods ended December 31, 2016. However, the Board noted that the performance ranking of the Fund in the Universe had improved from the prior quarter-end for the five-year period ended March 31, 2017. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 2000® Value Index, for the one- and ten-year periods ended December 31, 2016, but lower than its benchmark for the three- and five-year periods ended December 31, 2016.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance. The Board also noted that the Fund experienced a portfolio manager change during the fourth quarter of 2016.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes, except Administrator Class and Institutional Class. The Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for all share classes, including Administrator Class and Institutional Class.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

32	Wells Fargo Small Cap Value Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Small Cap Value Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

306443 11-17 SA244/SAR244 09-17

Semi-Annual Report

September 30, 2017

Wells Fargo Special Small Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Special Small Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Special Small Cap Value Fund for the six-month period that ended September 30, 2017. Despite heightened market volatility and geopolitical uncertainty at times, global stocks generally delivered double-digit results and bond markets had smaller but positive results as well. U.S. and international stocks returned 7.71% and 12.30%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.31% and the Bloomberg Barclays Municipal Bond Index4 returned 3.04% as interest rates rose from low levels.

Equity and bond markets gained through the second quarter of 2017.

Stocks rallied globally through the second quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, the Fed raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008. Later in the year, the Fed confirmed that the initiative to reduce the bonds that it holds likely would begin in October.

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded—as measured by the CBOE VIX Index5—amid geopolitical tensions,

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Special Small Cap Value Fund	3

particularly in Asia, and declining investor optimism following unsuccessful efforts to reform health care laws in the U.S. which suggested to some that President Trump and Congress would be unable to move forward with tax and regulatory reforms.

During the quarter, economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond-buying program, which is intended to spark economic activity. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. The Bank of Japan also maintained accommodative policies intended to support business activity and economic growth. In Germany, Angela Merkel was reelected chancellor; in Japan, Prime Minister Shinzo Abe called for snap elections as his popularity increased after North Korea’s aggressive program of missile launches. Both political developments were indicative of the type of political consistency in developed markets that reassure financial markets.

In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. In addition, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

As the quarter closed, optimism returned as economic growth continued. The second-quarter gross domestic product measure was revised higher from 2.6% annualized to 3.0%. Consumer spending and residential and nonresidential investment increased. While inflation continued to trail the Fed’s targets, expectations remained for an additional short-term interest-rate hike before year-end.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

As the quarter closed, optimism returned as economic growth continued.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Special Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Robert Rifkin, CFA®

James M. Tringas, CFA®

Bryant VanCronkhite, CFA®, CPA

Average annual total returns (%) as of September 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESPAX)	5-7-1993	10.29	13.65	7.26	17.01	15.00	7.89	1.33	1.33
Class C (ESPCX)	12-12-2000	15.12	14.14	7.09	16.12	14.14	7.09	2.08	2.08
Class R (ESPHX)	9-30-2015	–	–	–	16.80	14.74	7.61	1.58	1.58
Class R6 (ESPRX)	10-31-2014	–	–	–	17.48	15.48	8.29	0.90	0.90
Administrator Class (ESPIX)	7-23-1996	–	–	–	17.13	15.23	8.14	1.25	1.21
Institutional Class (ESPNX)	7-30-2010	–	–	–	17.44	15.46	8.28	1.00	0.95
Russell 2000® Value Index[4]	–	–	–	–	20.55	13.27	7.14	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Special Small Cap Value Fund	5

Ten largest holdings (%) as of September 30, 2017[5]
Simpson Manufacturing Company Incorporated	2.43%
First Citizens BancShares Corporation Class A	2.36%
Neenah Paper Incorporated	2.21%
Mueller Industries Incorporated	2.17%
UMB Financial Corporation	2.09%
Novanta Incorporated	2.03%
Innospec Incorporated	1.89%
Eagle Materials Incorporated	1.73%
Korn/Ferry International	1.67%
Analogic Corporation	1.61%

Sector distribution as of September 30, 2017[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Institutional Class shares adjusted to reflect the higher expenses applicable to Class R shares. Historical performance for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Special Values Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.34% for Class A, 2.09% for Class C, 1.59% for Class R, 0.89% for Class R6, 1.20% for Administrator Class, and 0.94% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Special Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2017	Ending account value 9-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,053.09	$6.74	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%
Class C
Actual	$1,000.00	$1,049.02	$10.58	2.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.74	$10.40	2.06%
Class R
Actual	$1,000.00	$1,051.88	$8.02	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.89	1.56%
Class R6
Actual	$1,000.00	$1,055.11	$4.53	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.46	0.88%
Administrator Class
Actual	$1,000.00	$1,053.69	$6.18	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,055.10	$4.84	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Special Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 92.77%

Consumer Discretionary: 9.10%

Diversified Consumer Services: 0.19%
Liberty Tax Incorporated	270,146	$3,890,102

Hotels, Restaurants & Leisure: 3.34%
Denny’s Corporation †	2,532,318	31,527,359
DineEquity Incorporated «	451,700	19,414,066
Ruby Tuesday Incorporated †	852,300	1,823,922
The Wendy’s Company	1,102,700	17,124,931

		69,890,278

Household Durables: 1.63%
Dixie Group Incorporated †	706,635	2,826,540
Helen of Troy Limited †	323,400	31,337,460

		34,164,000

Leisure Products: 0.21%
Vista Outdoor Incorporated †	196,600	4,510,004

Media: 1.22%
A.H. Belo Corporation Class A (l)	1,315,572	6,051,631
Gannett Company Incorporated	725,121	6,526,089
New Media Investment Group Incorporated	881,443	13,036,542

		25,614,262

Specialty Retail: 1.25%
Christopher & Banks Corporation †	1,070,348	1,455,673
Guess? Incorporated «	851,950	14,508,709
The Buckle Incorporated «	599,900	10,108,315

		26,072,697

Textiles, Apparel & Luxury Goods: 1.26%
Delta Apparel Incorporated †(l)	451,492	9,711,593
Steven Madden Limited †	384,000	16,627,200

		26,338,793

Consumer Staples: 6.49%

Beverages: 0.87%
Cott Corporation	1,220,100	18,313,701

Food & Staples Retailing: 0.34%
SUPERVALU Incorporated †	326,203	7,094,915

Food Products: 2.65%
Nomad Foods Limited †	1,802,124	26,256,947
TreeHouse Foods Incorporated †	431,985	29,258,344

		55,515,291

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Special Small Cap Value Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

Household Products: 2.63%
Central Garden & Pet Company †	514,951	$20,000,697
Energizer Holdings Incorporated	258,100	11,885,505
HRG Group Incorporated †	1,480,200	23,105,922

		54,992,124

Energy: 4.13%

Energy Equipment & Services: 2.27%
C&J Energy Services Incorporated †	343,100	10,282,707
Oil States International Incorporated †	560,000	14,196,000
Patterson-UTI Energy Incorporated	814,000	17,045,160
Tetra Technologies Incorporated †	2,116,800	6,054,048

		47,577,915

Oil, Gas & Consumable Fuels: 1.86%
QEP Resources Incorporated †	1,048,700	8,987,359
Whiting Petroleum Corporation †	989,400	5,402,124
WPX Energy Incorporated †	2,128,468	24,477,382

		38,866,865

Financials: 17.78%

Banks: 8.27%
Associated Banc-Corp	1,083,900	26,284,575
First Citizens BancShares Corporation Class A	131,810	49,282,441
Hancock Holding Company	507,800	24,602,910
Renasant Corporation	681,168	29,222,107
UMB Financial Corporation	586,986	43,724,587

		173,116,620

Capital Markets: 3.28%
Apollo Investment Corporation	1,793,766	10,959,910
Artisan Partners Asset Management Incorporated Class A	676,701	22,060,453
New Mountain Finance Corporation	750,500	10,694,625
Westwood Holdings Group Incorporated	369,027	24,824,446

		68,539,434

Insurance: 5.52%
Aspen Insurance Holdings Limited	269,700	10,895,880
Brown & Brown Incorporated	531,700	25,622,623
ProAssurance Corporation	564,594	30,855,062
Stewart Information Services Corporation	452,900	17,101,504
Validus Holdings Limited	628,200	30,913,722

		115,388,791

Mortgage REITs: 0.71%
Apollo Commercial Real Estate Finance Incorporated «	823,837	14,919,688

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Special Small Cap Value Fund	9

Security name	Shares	Value

Health Care: 5.48%

Health Care Equipment & Supplies: 2.68%
Analogic Corporation	402,599	$33,717,666
Haemonetics Corporation †	497,400	22,318,338

		56,036,004

Health Care Providers & Services: 2.10%
AMN Healthcare Services Incorporated «†	319,000	14,578,300
Owens & Minor Incorporated	361,000	10,541,200
Patterson Companies Incorporated	487,700	18,849,605

		43,969,105

Pharmaceuticals: 0.70%
Innoviva Incorporated «†	1,037,702	14,652,352

Industrials: 20.29%

Building Products: 3.76%
CSW Industrials Incorporated †	630,012	27,941,032
Simpson Manufacturing Company Incorporated	1,036,195	50,815,003

		78,756,035

Commercial Services & Supplies: 5.21%
ACCO Brands Corporation †	1,158,211	13,782,711
Brady Corporation Class A	506,074	19,205,508
Deluxe Corporation	356,700	26,024,832
Ennis Incorporated (l)	1,298,920	25,523,778
LSC Communications Incorporated	334,724	5,526,293
Viad Corporation	310,050	18,882,045

		108,945,167

Electrical Equipment: 1.57%
Atkore International Incorporated †	840,992	16,407,754
EnerSys	238,135	16,471,798

		32,879,552

Machinery: 8.08%
Douglas Dynamics Incorporated	754,970	29,745,818
Franklin Electric Company Incorporated	715,636	32,096,275
Global Brass & Copper Holdings Incorporated	291,400	9,849,320
Hillenbrand Incorporated	616,344	23,944,964
Kadant Incorporated	283,562	27,945,035
Mueller Industries Incorporated	1,299,873	45,430,561

		169,011,973

Professional Services: 1.67%
Korn/Ferry International	886,632	34,959,900

Information Technology: 9.77%

Communications Equipment: 0.89%
NETGEAR Incorporated †	389,702	18,549,815

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Special Small Cap Value Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 4.79%
AVX Corporation	845,100	$15,406,173
Badger Meter Incorporated	214,831	10,526,719
Novanta Incorporated †	972,845	42,416,042
Orbotech Limited †	422,630	17,839,212
Vishay Intertechnology Incorporated «	751,200	14,122,560

		100,310,706

IT Services: 3.16%
Conduent Incorporated †	875,400	13,717,518
DST Systems Incorporated	590,000	32,379,200
Sykes Enterprises Incorporated †	684,600	19,962,936

		66,059,654

Semiconductors & Semiconductor Equipment: 0.33%
DSP Group Incorporated †	533,415	6,934,395

Software: 0.57%
ACI Worldwide Incorporated †	303,552	6,914,915
Manhattan Associates Incorporated †	122,100	5,075,697

		11,990,612

Technology Hardware, Storage & Peripherals: 0.03%
Glassbridge Enterprises Incorporated †(l)	305,221	607,390

Materials: 13.62%

Chemicals: 6.29%
A. Schulman Incorporated	355,958	12,155,966
Ingevity Corporation †	167,800	10,482,466
Innospec Incorporated	640,414	39,481,523
KMG Chemicals Incorporated	196,500	10,783,920
PolyOne Corporation	357,300	14,302,719
PQ Group Holdings Incorporated †	330,673	5,786,778
Quaker Chemical Corporation	118,790	17,574,981
Sensient Technologies Corporation	273,700	21,053,004

		131,621,357

Construction Materials: 1.73%
Eagle Materials Incorporated	339,000	36,171,300

Containers & Packaging: 1.51%
Silgan Holdings Incorporated	1,071,342	31,529,595

Metals & Mining: 0.84%
Compass Minerals International Incorporated «	271,800	17,639,820

Paper & Forest Products: 3.25%
Neenah Paper Incorporated	541,520	46,327,036
Schweitzer-Mauduit International Incorporated	523,687	21,712,063

		68,039,099

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Special Small Cap Value Fund	11

Security name		Shares	Value

Real Estate: 4.18%

Equity REITs: 3.58%
Acadia Realty Trust		142,700	$4,084,074
Gramercy Property Trust Incorporated		773,338	23,393,475
LaSalle Hotel Properties		1,067,800	30,987,556
Washington Real Estate Investment Trust		503,457	16,493,251

			74,958,356

Real Estate Management & Development: 0.60%
Jones Lang LaSalle Incorporated		101,500	12,535,250

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.35%
Consolidated Communications Holdings Incorporated «		383,324	7,313,822

Utilities: 1.58%

Electric Utilities: 1.58%
Hawaiian Electric Industries Incorporated		988,636	32,990,783

Total Common Stocks (Cost $1,640,691,585)			1,941,267,522

	Dividend yield
Preferred Stocks: 0.48%

Financials: 0.48%

Diversified Financial Services: 0.48%
Steel Partners Holdings LP	4.09%	453,550	9,978,100

Total Preferred Stocks (Cost $11,398,217)			9,978,100

	Yield
Short-Term Investments: 10.16%

Investment Companies: 10.16%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25	75,691,362	75,698,931
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92	136,984,594	136,984,594

Total Short-Term Investments (Cost $212,681,368)			212,683,525

Total investments in securities (Cost $1,864,771,170)	103.41%	2,163,929,147
Other assets and liabilities, net	(3.41)	(71,338,103)

Total net assets	100.00%	$2,092,591,044

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Special Small Cap Value Fund	Portfolio of investments—September 30, 2017 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Common Stocks

Consumer discretionary

Media
A.H. Belo Corporation Class A	1,289,840	25,732	0	1,315,572	$0	$(2,009,915)	$207,518	$6,051,631

Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated +	440,392	11,100	0	451,492	0	1,723,504	0	9,711,593

Industrials

Commercial Services & Supplies
Ennis Incorporated	1,285,320	16,400	2,800	1,298,920	(1,684)	3,425,267	485,923	25,523,778

Information Technology

Technology Hardware, Storage & Peripherals
Glassbridge Enterprises Incorporated +	305,221	0	0	305,221	0	(863,775)	0	607,390
								41,894,392	2.00%

Short-Term Investments

Investment companies
Securities Lending Cash Investment LLC	48,035,648	162,954,429	135,298,715	75,691,362	905	(999)	150,851	75,698,931
Wells Fargo Government Money Market Fund Select Class	129,441,277	215,087,664	207,544,347	136,984,594	0	0	447,230	136,984,594
								212,683,525	10.16

					$(779)	$2,274,082	$1,291,522	$254,577,917	12.16%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2017 (unaudited)	Wells Fargo Special Small Cap Value Fund	13

Assets
Investments in unaffiliated securities (including $73,797,466 of securities loaned), at value (cost $1,586,846,932)	$1,909,351,230
Investments in affiliated securities, at value (cost $277,924,238)	254,577,917
Receivable for investments sold	9,668,404
Receivable for Fund shares sold	7,806,938
Receivable for dividends	2,798,441
Receivable for securities lending income	22,968
Prepaid expenses and other assets	312,162

Total assets	2,184,538,060

Liabilities
Payable upon receipt of securities loaned	75,694,128
Payable for investments purchased	10,650,965
Payable for Fund shares redeemed	3,617,360
Management fee payable	1,364,600
Administration fees payable	244,293
Distribution fees payable	34,709
Trustees’ fees and expenses payable	144,011
Accrued expenses and other liabilities	196,950

Total liabilities	91,947,016

Total net assets	$2,092,591,044

NET ASSETS CONSIST OF
Paid-in capital	$1,698,605,833
Undistributed net investment income	19,757,853
Accumulated net realized gains on investments	75,069,381
Net unrealized gains on investments	299,157,977

Total net assets	$2,092,591,044

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$560,742,584
Shares outstanding – Class A1	16,062,454
Net asset value per share – Class A	$34.91
Maximum offering price per share – Class A2	$37.04
Net assets – Class C	$55,642,482
Shares outstanding – Class C1	1,756,805
Net asset value per share – Class C	$31.67
Net assets – Class R	$2,609,834
Shares outstanding – Class R1	73,564
Net asset value per share – Class R	$35.48
Net assets – Class R6	$228,758,896
Shares outstanding – Class R6[1]	6,389,125
Net asset value per share – Class R6	$35.80
Net assets – Administrator Class	$204,970,754
Shares outstanding – Administrator Class[1]	5,738,089
Net asset value per share – Administrator Class	$35.72
Net assets – Institutional Class	$1,039,866,494
Shares outstanding – Institutional Class[1]	29,039,560
Net asset value per share – Institutional Class	$35.81

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Special Small Cap Value Fund	Statement of operations—six months ended September 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $23,099)	$18,852,178
Income from affiliated securities	1,291,522
Interest	3,358

Total investment income	20,147,058

Expenses
Management fee	8,087,152
Administration fees
Class A	584,753
Class B	42	[1]
Class C	59,075
Class R	1,917
Class R6	29,211
Administrator Class	130,005
Institutional Class	627,563
Shareholder servicing fees
Class A	696,134
Class B	50	[1]
Class C	70,327
Class R	2,282
Administrator Class	248,771
Distribution fees
Class B	151	[1]
Class C	210,982
Class R	2,282
Custody and accounting fees	56,015
Professional fees	44,752
Registration fees	66,109
Shareholder report expenses	80,216
Trustees’ fees and expenses	10,758
Other fees and expenses	15,187

Total expenses	11,023,734
Less: Fee waivers and/or expense reimbursements	(202,147)

Net expenses	10,821,587

Net investment income	9,325,471

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	51,384,969
Affiliated securities	(779)

Net realized gains on investments	51,384,190

Net change in unrealized gains (losses) on:
Unaffiliated securities	44,636,615
Affiliated securities	2,274,082

Net change in unrealized gains (losses) on investments	46,910,697

Net realized and unrealized gains (losses) on investments	98,294,887

Net increase in net assets resulting from operations	$107,620,358

[1]	For the period from October 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Special Small Cap Value Fund	15

	Six months ended September 30, 2017 (unaudited)		Year ended March 31, 2017

Operations
Net investment income		$9,325,471		$18,930,061
Net realized gains on investments		51,384,190		56,938,105
Net change in unrealized gains (losses) on investments		46,910,697		180,498,414

Net increase in net assets resulting from operations		107,620,358		256,366,580

Distributions to shareholders from
Net investment income
Class A		0		(3,100,647)
Class R		0		(1,857)
Class R6		0		(1,263,592)
Administrator Class		0		(1,252,758)
Institutional Class		0		(4,942,668)
Net realized gains
Class A		0		(9,755,571)
Class B		0 [1]		(14,723)
Class C		0		(1,021,360)
Class R		0		(4,214)
Class R6		0		(2,330,686)
Administrator Class		0		(3,021,363)
Institutional Class		0		(9,439,217)

Total distributions to shareholders		0		(36,148,656)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,384,350	45,830,663	6,332,575	198,916,138
Class B	0 [1]	0 [1]	753	22,742
Class C	89,390	2,687,417	671,919	19,355,935
Class R	58,109	1,957,879	23,263	763,546
Class R6	1,930,414	65,637,390	4,344,349	138,461,632
Administrator Class	1,458,208	49,339,285	4,235,478	132,626,330
Institutional Class	7,258,428	246,040,457	23,307,034	756,707,717

		411,493,091		1,246,854,040

Reinvestment of distributions
Class A	0	0	368,285	12,346,246
Class B	0 [1]	0 [1]	435	13,247
Class C	0	0	29,455	902,197
Class R	0	0	178	6,071
Class R6	0	0	104,957	3,594,278
Administrator Class	0	0	122,938	4,212,480
Institutional Class	0	0	352,682	12,086,229

		0		33,160,748

Payment for shares redeemed
Class A	(2,674,996)	(88,510,563)	(4,570,348)	(144,377,311)
Class B	(11,387)[1]	(339,787)[1]	(40,390)	(1,132,998)
Class C	(330,195)	(9,893,897)	(320,882)	(9,162,909)
Class R	(7,832)	(259,433)	(1,114)	(37,538)
Class R6	(739,624)	(25,139,507)	(548,575)	(18,002,089)
Administrator Class	(1,597,560)	(53,780,659)	(1,872,525)	(58,288,811)
Institutional Class	(5,375,056)	(182,660,650)	(5,644,752)	(181,693,370)

		(360,584,496)		(412,695,026)

Net increase in net assets resulting from capital share transactions		50,908,595		867,319,762

Total increase in net assets		158,528,953		1,087,537,686

Net assets
Beginning of period		1,934,062,091		846,524,405

End of period		$2,092,591,044		$1,934,062,091

Undistributed net investment income		$19,757,853		$10,432,382

[1]	For the period from October 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
CLASS A		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$33.15	$27.40	$29.27	$32.59	$31.35	$22.97	$20.97
Net investment income (loss)	0.13	0.35 [2]	0.20	0.26	0.10	(0.01)[2]	(0.05)
Net realized and unrealized gains (losses) on investments	1.63	6.15	(1.46)	1.81	3.14	8.37	2.05

Total from investment operations	1.76	6.50	(1.26)	2.07	3.24	8.38	2.00
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.19)	(0.21)	(0.03)	0.00	0.00
Net realized gains	0.00	(0.57)	(0.42)	(5.18)	(1.97)	0.00	0.00

Total distributions to shareholders	0.00	(0.75)	(0.61)	(5.39)	(2.00)	0.00	0.00
Net asset value, end of period	$34.91	$33.15	$27.40	$29.27	$32.59	$31.35	$22.97
Total return[3]	5.31%	23.69%	(4.21)%	7.56%	10.74%	36.48%	9.54%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.32%	1.36%	1.39%	1.41%	1.40%	1.38%
Net expenses	1.31%	1.32%	1.34%	1.34%	1.34%	1.34%	1.34%
Net investment income (loss)	0.72%	1.14%	0.73%	0.90%	0.75%	(0.04)%	(0.16)%
Supplemental data
Portfolio turnover rate	19%	51%	46%	79%	37%	65%	69%
Net assets, end of period (000s omitted)	$560,743	$575,269	$417,161	$448,980	$429,089	$409,557	$366,320

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
CLASS C		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$30.19	$25.05	$26.81	$30.31	$29.34	$21.66	$19.92
Net investment income (loss)	(0.01)[2]	0.12 [2]	(0.03)	0.04 [2]	0.00 [2,3]	(0.18)[2]	(0.19)[2]
Net realized and unrealized gains (losses) on investments	1.49	5.59	(1.31)	1.65	2.94	7.86	1.93

Total from investment operations	1.48	5.71	(1.34)	1.69	2.94	7.68	1.74
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	0.00	0.00	0.00
Net realized gains	0.00	(0.57)	(0.42)	(5.18)	(1.97)	0.00	0.00

Total distributions to shareholders	0.00	(0.57)	(0.42)	(5.19)	(1.97)	0.00	0.00
Net asset value, end of period	$31.67	$30.19	$25.05	$26.81	$30.31	$29.34	$21.66
Total return[4]	4.90%	22.75%	(4.93)%	6.75%	10.42%	35.46%	8.73%
Ratios to average net assets (annualized)
Gross expenses	2.06%	2.07%	2.11%	2.14%	2.16%	2.15%	2.13%
Net expenses	2.06%	2.07%	2.09%	2.09%	2.09%	2.09%	2.09%
Net investment income (loss)	(0.04)%	0.42%	(0.02)%	0.15%	0.00%	(0.71)%	(0.91)%
Supplemental data
Portfolio turnover rate	19%	51%	46%	79%	37%	65%	69%
Net assets, end of period (000s omitted)	$55,642	$60,309	$40,512	$44,327	$42,816	$39,620	$33,478

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
CLASS R		2017	2016[1]
Net asset value, beginning of period	$33.73	$27.97	$26.72
Net investment income	0.10 [2]	0.63 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	1.65	5.94	1.87

Total from investment operations	1.75	6.57	1.95
Distributions to shareholders from
Net investment income	0.00	(0.24)	(0.28)
Net realized gains	0.00	(0.57)	(0.42)

Total distributions to shareholders	0.00	(0.81)	(0.70)
Net asset value, end of period	$35.48	$33.73	$27.97
Total return[3]	5.19%	23.47%	7.40%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.56%	1.59%
Net expenses	1.56%	1.56%	1.58%
Net investment income	0.59%	1.86%	0.56%
Supplemental data
Portfolio turnover rate	19%	51%	46%
Net assets, end of period (000s omitted)	$2,610	$785	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to March 31, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
CLASS R6		2017	2016	2015[1]
Net asset value, beginning of period	$33.93	$28.01	$29.91	$33.38
Net investment income	0.20 [2]	0.61 [2]	0.39	0.26 [2]
Net realized and unrealized gains (losses) on investments	1.67	6.18	(1.54)	1.80

Total from investment operations	1.87	6.79	(1.15)	2.06
Distributions to shareholders from
Net investment income	0.00	(0.30)	(0.33)	(0.35)
Net realized gains	0.00	(0.57)	(0.42)	(5.18)

Total distributions to shareholders	0.00	(0.87)	(0.75)	(5.53)
Net asset value, end of period	$35.80	$33.93	$28.01	$29.91
Total return[3]	5.51%	24.22%	(3.74)%	7.42%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.89%	0.93%	0.89%
Net expenses	0.88%	0.89%	0.89%	0.89%
Net investment income	1.19%	1.87%	1.56%	2.19%
Supplemental data
Portfolio turnover rate	19%	51%	46%	79%
Net assets, end of period (000s omitted)	$228,759	$176,362	$36,344	$27

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$33.90	$28.02	$29.94	$33.21	$31.85	$23.28	$21.21
Net investment income	0.14 [2]	0.44 [2]	0.26 [2]	0.35 [2]	0.14 [2]	0.08 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	1.68	6.24	(1.49)	1.83	3.21	8.49	2.05

Total from investment operations	1.82	6.68	(1.23)	2.18	3.35	8.57	2.07
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.27)	(0.27)	(0.02)	(0.00)[3]	0.00
Net realized gains	0.00	(0.57)	(0.42)	(5.18)	(1.97)	0.00	0.00

Total distributions to shareholders	0.00	(0.80)	(0.69)	(5.45)	(1.99)	(0.00)[3]	0.00
Net asset value, end of period	$35.72	$33.90	$28.02	$29.94	$33.21	$31.85	$23.28
Total return[4]	5.37%	23.82%	(4.01)%	7.78%	10.91%	36.82%	9.76%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.24%	1.26%	1.23%	1.24%	1.23%	1.22%
Net expenses	1.20%	1.20%	1.17%	1.09%	1.09%	1.09%	1.09%
Net investment income	0.83%	1.36%	0.95%	1.10%	1.04%	0.30%	0.10%
Supplemental data
Portfolio turnover rate	19%	51%	46%	79%	37%	65%	69%
Net assets, end of period (000s omitted)	$204,971	$199,262	$95,030	$70,100	$78,563	$96,940	$232,283

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Small Cap Value Fund	21

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$33.94	$28.03	$29.93	$33.21	$31.94	$23.36	$21.24
Net investment income	0.19 [2]	0.60 [2]	0.30	0.43 [2]	0.15	0.10	0.05 [2]
Net realized and unrealized gains (losses) on investments	1.68	6.17	(1.46)	1.80	3.22	8.53	2.07

Total from investment operations	1.87	6.77	(1.16)	2.23	3.37	8.63	2.12
Distributions to shareholders from
Net investment income	0.00	(0.29)	(0.32)	(0.33)	(0.13)	(0.05)	0.00
Net realized gains	0.00	(0.57)	(0.42)	(5.18)	(1.97)	0.00	0.00

Total distributions to shareholders	0.00	(0.86)	(0.74)	(5.51)	(2.10)	(0.05)	0.00
Net asset value, end of period	$35.81	$33.94	$28.03	$29.93	$33.21	$31.94	$23.36
Total return[3]	5.51%	24.13%	(3.79)%	7.96%	10.97%	37.02%	9.98%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.99%	1.01%	0.96%	0.98%	0.97%	0.95%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	1.11%	1.86%	1.17%	1.36%	1.15%	0.42%	0.21%
Supplemental data
Portfolio turnover rate	19%	51%	46%	79%	37%	65%	69%
Net assets, end of period (000s omitted)	$1,039,866	$921,732	$256,190	$189,965	$146,162	$138,638	$88,067

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Special Small Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

Notes to financial statements (unaudited)	Wells Fargo Special Small Cap Value Fund	23

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2017, the aggregate cost of all investments for federal income tax purposes was $1,870,080,492 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$399,592,519
Gross unrealized losses	(105,743,864)
Net unrealized gains	$293,848,655

24	Wells Fargo Special Small Cap Value Fund	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$190,480,136	$0	$0	$190,480,136
Consumer staples	135,916,031	0	0	135,916,031
Energy	86,444,780	0	0	86,444,780
Financials	371,964,533	0	0	371,964,533
Health care	114,657,461	0	0	114,657,461
Industrials	424,552,627	0	0	424,552,627
Information technology	204,452,572	0	0	204,452,572
Materials	285,001,171	0	0	285,001,171
Real estate	87,493,606	0	0	87,493,606
Telecommunication services	7,313,822	0	0	7,313,822
Utilities	32,990,783	0	0	32,990,783

Preferred stocks
Financials	9,978,100	0	0	9,978,100

Short-term investments
Investment companies	136,984,594	0	0	136,984,594
Investments measured at net asset value*				75,698,931
Total assets	$2,088,230,216	$0	$0	$2,163,929,147

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $75,698,931 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo Special Small Cap Value Fund	25

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the year ended September 30, 2017, the management fee was equivalent to an annual rate of 0.82% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.34% for Class A shares, 2.09% for Class C shares, 1.59% for Class R shares, 0.89% for Class R6 shares, 1.20% for Administrator Class shares, and 0.94% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2017, Funds Distributor received $11,265 from the sale of Class A shares and $12 in contingent deferred sales charges from redemptions of Class C shares, respectively. No contingent deferred sales charges were incurred by Class A and Class B shares for the six months ended September 30, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

26	Wells Fargo Special Small Cap Value Fund	Notes to financial statements (unaudited)

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2017 were $422,939,006 and $360,185,243, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended September 30, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

30	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	31

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Special Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by

32	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Value Index, for all periods under review except the one-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	33

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34	Wells Fargo Special Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

306444 11-17 SA246/SAR246 09-17

Semi-Annual Report

September 30, 2017

Wells Fargo Traditional Small Cap Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Traditional Small Cap Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Traditional Small Cap Growth Fund for the six-month period that ended September 30, 2017. Despite heightened market volatility and geopolitical uncertainty at times, global stocks generally delivered double-digit results and bond markets had smaller but positive results as well. U.S. and international stocks returned 7.71% and 12.30%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.31% and the Bloomberg Barclays Municipal Bond Index4 returned 3.04% as interest rates rose from low levels.

Equity and bond markets gained through the second quarter of 2017.

Stocks rallied globally through the second quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, the Fed raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008. Later in the year, the Fed confirmed that the initiative to reduce the bonds that it holds likely would begin in October.

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded—as measured by the CBOE VIX Index5—amid geopolitical tensions,

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	3

particularly in Asia, and declining investor optimism following unsuccessful efforts to reform health care laws in the U.S. which suggested to some that President Trump and Congress would be unable to move forward with tax and regulatory reforms.

During the quarter, economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond-buying program, which is intended to spark economic activity. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. The Bank of Japan also maintained accommodative policies intended to support business activity and economic growth. In Germany, Angela Merkel was reelected chancellor; in Japan, Prime Minister Shinzo Abe called for snap elections as his popularity increased after North Korea’s aggressive program of missile launches. Both political developments were indicative of the type of political consistency in developed markets that reassure financial markets.

In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. In addition, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

As the quarter closed, optimism returned as economic growth continued. The second-quarter gross domestic product measure was revised higher from 2.6% annualized to 3.0%. Consumer spending and residential and nonresidential investment increased. While inflation continued to trail the Fed’s targets, expectations remained for an additional short-term interest-rate hike before year-end.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

As the quarter closed, optimism returned as economic growth continued.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Traditional Small Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Alexi Makkas

Average annual total returns (%) as of September 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EGWAX)	6-5-1995	15.11	9.87	6.14	22.17	11.18	6.77	1.51	1.33
Class C (EGWCX)	7-30-2010	20.26	10.35	5.98	21.26	10.35	5.98	2.26	2.08
Administrator Class (EGWDX)	7-30-2010	–	–	–	22.48	11.37	6.90	1.43	1.20
Institutional Class (EGRYX)	11-19-1997	–	–	–	22.51	11.56	7.11	1.18	0.98
Russell 2000® Growth Index[4]	–	–	–	–	20.98	14.28	8.47	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	5

Ten largest holdings (%) as of September 30, 2017[5]
AMN Healthcare Services Incorporated	3.21
Blackhawk Network Incorporated	3.12
WageWorks Incorporated	2.99
Euronet Worldwide Incorporated	2.58
Healthcare Services Group Incorporated	2.54
Summit Materials Incorporated Class A	2.51
Medidata Solutions Incorporated	2.45
Generac Holdings Incorporated	2.40
INC Research Holdings Incorporated Class A	2.36
Freshpet Incorporated	2.29

Sector distribution as of September 30, 2017[6]

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Traditional Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2017	Ending account value 9-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,114.35	$7.05	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.73	1.33%
Class C
Actual	$1,000.00	$1,110.08	$11.00	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.64	$10.50	2.08%
Administrator Class
Actual	$1,000.00	$1,114.52	$6.36	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,115.43	$5.20	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96	0.98%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 95.59%

Consumer Discretionary: 14.97%

Auto Components: 3.29%
Cooper-Standard Holdings Incorporated †	3,000	$347,910
Horizon Global Corporation †	50,000	882,000
Motorcar Parts of America Incorporated †	65,000	1,914,900

		3,144,810

Hotels, Restaurants & Leisure: 8.64%
BJ’s Restaurants Incorporated †	25,000	761,250
Boyd Gaming Corporation	72,000	1,875,600
Cedar Fair Entertainment Company	24,000	1,538,880
Papa John’s International Incorporated «	16,000	1,169,120
Planet Fitness Incorporated Class A	70,000	1,888,600
Sonic Corporation «	40,000	1,018,000

		8,251,450

Internet & Direct Marketing Retail: 1.62%
Shutterfly Incorporated †	32,000	1,551,360

Leisure Products: 1.42%
Nautilus Group Incorporated †	80,000	1,352,000

Consumer Staples: 2.29%

Food Products: 2.29%
Freshpet Incorporated «†	140,000	2,191,000

Energy: 0.59%

Energy Equipment & Services: 0.59%
Aspen Aerogels Incorporated †	130,000	565,500

Financials: 7.15%

Banks: 2.02%
Heartland Financial USA Incorporated	39,000	1,926,600

Consumer Finance: 2.08%
Green Dot Corporation Class A †	40,000	1,983,200

Insurance: 1.50%
Stewart Information Services Corporation	38,000	1,434,880

Thrifts & Mortgage Finance: 1.55%
Bofi Holding Incorporated «†	35,000	996,450
LendingTree Incorporated «†	2,000	488,900

		1,485,350

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

Health Care: 21.42%

Biotechnology: 3.43%
ACADIA Pharmaceuticals Incorporated †	7,500	$282,525
Emergent BioSolutions Incorporated †	18,000	728,100
Ligand Pharmaceuticals Incorporated «†	9,000	1,225,350
Repligen Corporation †	27,000	1,034,640

		3,270,615

Health Care Equipment & Supplies: 3.70%
Globus Medical Incorporated †	26,000	772,720
Halyard Health Incorporated †	38,000	1,711,140
Inogen Incorporated †	11,000	1,046,100

		3,529,960

Health Care Providers & Services: 6.84%
AMN Healthcare Services Incorporated †	67,000	3,061,900
Ensign Group Incorporated	75,000	1,694,250
LHC Group Incorporated †	25,000	1,773,000

		6,529,150

Health Care Technology: 2.45%
Medidata Solutions Incorporated †	30,000	2,341,800

Life Sciences Tools & Services: 4.05%
Charles River Laboratories International Incorporated †	15,000	1,620,300
INC Research Holdings Incorporated Class A †	43,000	2,248,900

		3,869,200

Pharmaceuticals: 0.95%
Horizon Pharma plc †	35,000	443,800
Intersect ENT Incorporated †	15,000	467,250

		911,050

Industrials: 17.08%

Commercial Services & Supplies: 5.74%
Deluxe Corporation	30,000	2,188,800
Healthcare Services Group Incorporated	45,000	2,428,650
Mobile Mini Incorporated	25,000	861,250

		5,478,700

Electrical Equipment: 2.40%
Generac Holdings Incorporated †	50,000	2,296,500

Machinery: 4.00%
Astec Industries Incorporated	17,000	952,170
Franklin Electric Company Incorporated	38,500	1,726,725
Rexnord Corporation †	45,000	1,143,450

		3,822,345

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	9

Security name	Shares	Value

Professional Services: 2.99%
WageWorks Incorporated †	47,020	$2,854,114

Road & Rail: 0.85%
Saia Incorporated †	13,000	814,450

Trading Companies & Distributors: 1.10%
Siteone Landscape Supply Incorporated †	18,000	1,045,800

Information Technology: 28.04%

Communications Equipment: 1.10%
NETGEAR Incorporated †	22,000	1,047,200

Electronic Equipment, Instruments & Components: 3.94%
Littelfuse Incorporated	7,500	1,469,100
Methode Electronics Incorporated	22,000	931,700
VeriFone Systems Incorporated †	67,000	1,358,760

		3,759,560

Internet Software & Services: 6.00%
2U Incorporated †	10,000	560,400
Cimpress NV «†	20,000	1,953,200
LogMeIn Incorporated	12,500	1,375,625
The Trade Desk Incorporated «†	30,000	1,845,300

		5,734,525

IT Services: 7.22%
Blackhawk Network Incorporated †	68,000	2,978,400
EPAM Systems Incorporated †	16,500	1,450,845
Euronet Worldwide Incorporated †	26,000	2,464,540

		6,893,785

Semiconductors & Semiconductor Equipment: 3.74%
Advanced Energy Industries Incorporated †	16,000	1,292,160
Integrated Device Technology Incorporated †	33,000	877,140
Monolithic Power Systems Incorporated	6,000	639,300
Xperi Corporation	30,000	759,000

		3,567,600

Software: 6.04%
Bottomline Technologies (de) Incorporated †	45,000	1,432,350
Ellie Mae Incorporated †	6,000	492,780
PTC Incorporated †	16,500	928,620
Rapid7 Incorporated †	60,000	1,056,000
Silver Spring Networks Incorporated †	115,000	1,859,550

		5,769,300

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name		Shares	Value

Materials: 2.51%

Construction Materials: 2.51%
Summit Materials Incorporated Class A †		74,751	$2,394,275

Telecommunication Services: 1.54%

Diversified Telecommunication Services: 1.54%
ORBCOMM Incorporated †		140,000	1,465,800

Total Common Stocks (Cost $72,037,148)			91,281,879

Exchange-Traded Funds: 1.72%
SPDR S&P Biotech ETF «		19,000	1,644,830

Total Exchange-Traded Funds (Cost $1,271,303)			1,644,830

	Yield
Short-Term Investments: 11.29%

Investment Companies: 11.29%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%	7,827,617	7,828,400
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92	2,948,777	2,948,777

Total Short-Term Investments (Cost $10,776,634)			10,777,177

Total investments in securities (Cost $84,085,085)	108.60%	103,703,886
Other assets and liabilities, net	(8.60)	(8,214,109)

Total net assets	100.00%	$95,489,777

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments

Investment companies
Securities Lending Cash Investment LLC	11,600,829	27,322,033	31,095,245	7,827,617	$310	$(311)	$33,096	$7,828,400
Wells Fargo Government Money Market Fund Select Class	3,170,531	11,529,328	11,751,082	2,948,777	0	0	12,449	2,948,777

					$310	$(311)	$45,545	$10,777,177	11.29%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2017 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	11

Assets
Investments in unaffiliated securities (including $7,660,852 of securities loaned), at value (cost $73,308,451)	$92,926,709
Investments in affiliated securities, at value (cost $10,776,634)	10,777,177
Receivable for investments sold	322,143
Receivable for Fund shares sold	3,349
Receivable for dividends	10,950
Receivable for securities lending income	4,103
Prepaid expenses and other assets	75,189

Total assets	104,119,620

Liabilities
Payable for investments purchased	621,844
Payable for Fund shares redeemed	49,716
Payable upon receipt of securities loaned	7,827,413
Management fee payable	52,677
Administration fees payable	16,009
Distribution fee payable	155
Accrued expenses and other liabilities	62,029

Total liabilities	8,629,843

Total net assets	$95,489,777

NET ASSETS CONSIST OF
Paid-in capital	$68,338,338
Accumulated net investment loss	(346,922)
Accumulated net realized gains on investments	7,879,560
Net unrealized gains on investments	19,618,801

Total net assets	$95,489,777

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$86,539,539
Shares outstanding – Class A1	5,517,028
Net asset value per share – Class A	$15.69
Maximum offering price per share – Class A2	$16.65
Net assets – Class C	$240,850
Shares outstanding – Class C1	16,706
Net asset value per share – Class C	$14.42
Net assets – Administrator Class	$139,876
Shares outstanding – Administrator Class[1]	8,029
Net asset value per share – Administrator Class	$17.42
Net assets – Institutional Class	$8,569,512
Shares outstanding – Institutional Class[1]	481,981
Net asset value per share – Institutional Class	$17.78

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Traditional Small Cap Growth Fund	Statement of operations—six months ended September 30, 2017 (unaudited)

Investment income
Dividends	$215,160
Securities lending income from affiliates, net	33,096
Income from affiliated securities	12,449

Total investment income	260,705

Expenses
Management fee	388,957
Administration fees
Class A	87,091
Class C	246
Administrator Class	88
Institutional Class	5,334
Shareholder servicing fees
Class A	103,679
Class C	293
Administrator Class	169
Distribution fee
Class C	879
Custody and accounting fees	7,722
Professional fees	25,435
Registration fees	30,449
Shareholder report expenses	16,711
Trustees’ fees and expenses	9,431
Other fees and expenses	3,482

Total expenses	679,966
Less: Fee waivers and/or expense reimbursements	(84,932)

Net expenses	595,034

Net investment loss	(334,329)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	4,257,544
Affiliated securities	310

Net realized gains on investments	4,257,854

Net change in unrealized gains (losses) on:
Unaffiliated securities	6,027,014
Affiliated securities	(311)

Net change in unrealized gains (losses) on investments	6,026,703

Net realized and unrealized gains (losses) on investments	10,284,557

Net increase in net assets resulting from operations	$9,950,228

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Traditional Small Cap Growth Fund	13

	Six months ended September 30, 2017 (unaudited)		Year ended March 31, 2017

Operations
Net investment loss		$(334,329)		$(690,644)
Net realized gains on investments		4,257,854		8,140,814
Net change in unrealized gains (losses) on investments		6,026,703		9,695,337

Net increase in net assets resulting from operations		9,950,228		17,145,507

Distributions to shareholders from
Net realized gains
Class A		0		(2,281,810)
Class C		0		(5,379)
Administrator Class		0		(4,301)
Institutional Class		0		(251,489)

Total distributions to shareholders		0		(2,542,979)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	41,651	609,815	89,073	1,166,255
Class C	870	11,673	3,789	47,755
Administrator Class	3,675	59,905	6,204	87,459
Institutional Class	34,395	571,664	270,621	4,080,166

		1,253,057		5,381,635

Reinvestment of distributions
Class A	0	0	164,284	2,217,829
Class C	0	0	388	4,844
Administrator Class	0	0	269	4,025
Institutional Class	0	0	15,888	242,297

		0		2,468,995

Payment for shares redeemed
Class A	(398,604)	(5,815,189)	(1,362,749)	(17,646,891)
Class C	(1,487)	(20,543)	(1,303)	(15,835)
Administrator Class	(6,751)	(107,785)	(176,884)	(2,575,835)
Institutional Class	(54,427)	(902,750)	(447,579)	(6,776,181)

		(6,846,267)		(27,014,742)

Net decrease in net assets resulting from capital share transactions		(5,593,210)		(19,164,112)

Total increase (decrease) in net assets		4,357,018		(4,561,584)

Net assets
Beginning of period		91,132,759		95,694,343

End of period		$95,489,777		$91,132,759

Accumulated net investment loss		$(346,922)		$(12,593)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
CLASS A		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$14.08	$12.05	$18.04	$20.37	$23.11	$17.08	$15.31
Net investment loss	(0.06)[2]	(0.10)[2]	(0.12)[2]	(0.18)	(0.09)[2]	(0.11)[2]	(0.11)[2]
Net realized and unrealized gains (losses) on investments	1.67	2.51	(2.13)	1.33	0.96	6.34	1.88

Total from investment operations	1.61	2.41	(2.25)	1.15	0.87	6.23	1.77
Distributions to shareholders from
Net realized gains	0.00	(0.38)	(3.74)	(3.48)	(3.61)	(0.20)	0.00
Net asset value, end of period	$15.69	$14.08	$12.05	$18.04	$20.37	$23.11	$17.08
Total return[3]	11.43%	20.10%	(12.86)%	6.77%	4.14%	36.98%	11.56%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.50%	1.47%	1.54%	1.48%	1.48%
Net expenses	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Net investment loss	(0.76)%	(0.77)%	(0.74)%	(0.87)%	(1.04)%	(0.58)%	(0.69)%
Supplemental data
Portfolio turnover rate	23%	113%	123%	73%	36%	77%	57%
Net assets, end of period (000s omitted)	$86,540	$82,734	$84,139	$123,712	$141,446	$141,933	$119,490

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Traditional Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
CLASS C		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$12.99	$11.22	$17.21	$19.73	$22.56	$16.80	$15.18
Net investment loss	(0.12)[2]	(0.18)[2]	(0.18)	(0.29)[2]	(0.15)[2]	(0.26)	(0.25)
Net realized and unrealized gains (losses) on investments	1.55	2.33	(2.07)	1.25	0.93	6.22	1.87

Total from investment operations	1.43	2.15	(2.25)	0.96	0.78	5.96	1.62
Distributions to shareholders from
Net realized gains	0.00	(0.38)	(3.74)	(3.48)	(3.61)	(0.20)	0.00
Net asset value, end of period	$14.42	$12.99	$11.22	$17.21	$19.73	$22.56	$16.80
Total return[3]	11.01%	19.26%	(13.55)%	5.98%	3.85%	35.92%	10.74%
Ratios to average net assets (annualized)
Gross expenses	2.26%	2.26%	2.25%	2.22%	2.30%	2.23%	2.23%
Net expenses	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Net investment loss	(1.51)%	(1.52)%	(1.49)%	(1.61)%	(1.81)%	(1.36)%	(1.44)%
Supplemental data
Portfolio turnover rate	23%	113%	123%	73%	36%	77%	57%
Net assets, end of period (000s omitted)	$241	$225	$162	$232	$403	$150	$116

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$15.63	$13.29	$19.44	$21.65	$24.33	$17.94	$16.06
Net investment loss	(0.05)[2]	(0.09)[2]	(0.10)[2]	(0.15)[2]	(0.08)[2]	(0.09)[2]	(0.09)[2]
Net realized and unrealized gains (losses) on investments	1.84	2.81	(2.31)	1.42	1.01	6.68	1.97

Total from investment operations	1.79	2.72	(2.41)	1.27	0.93	6.59	1.88
Distributions to shareholders from
Net realized gains	0.00	(0.38)	(3.74)	(3.48)	(3.61)	(0.20)	0.00
Net asset value, end of period	$17.42	$15.63	$13.29	$19.44	$21.65	$24.33	$17.94
Total return[3]	11.45%	20.56%	(12.76)%	6.93%	4.18%	37.21%	11.71%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.43%	1.39%	1.29%	1.32%	1.26%	1.26%
Net expenses	1.20%	1.20%	1.20%	1.19%	1.19%	1.17%	1.17%
Net investment loss	(0.65)%	(0.64)%	(0.61)%	(0.73)%	(0.90)%	(0.43)%	(0.54)%
Supplemental data
Portfolio turnover rate	23%	113%	123%	73%	36%	77%	57%
Net assets, end of period (000s omitted)	$140	$174	$2,413	$3,128	$3,896	$3,882	$3,063

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Traditional Small Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31				Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$15.94	$13.54	$19.69	$21.84	$24.50	$18.03	$16.11
Net investment income (loss)	(0.03)[2]	(0.06)[2]	(0.07)[2]	(0.11)[2]	(0.07)[2]	0.00 [2,3]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	1.87	2.84	(2.34)	1.44	1.02	6.67	1.98

Total from investment operations	1.84	2.78	(2.41)	1.33	0.95	6.67	1.92
Distributions to shareholders from
Net realized gains	0.00	(0.38)	(3.74)	(3.48)	(3.61)	(0.20)	0.00
Net asset value, end of period	$17.78	$15.94	$13.54	$19.69	$21.84	$24.50	$18.03
Total return[4]	11.54%	20.62%	(12.58)%	7.16%	4.29%	37.42%	11.92%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.14%	1.04%	1.10%	1.04%	1.05%
Net expenses	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income (loss)	(0.41)%	(0.43)%	(0.39)%	(0.52)%	(0.69)%	0.01%	(0.35)%
Supplemental data
Portfolio turnover rate	23%	113%	123%	73%	36%	77%	57%
Net assets, end of period (000s omitted)	$8,570	$8,001	$8,980	$11,812	$17,086	$17,997	$43,160

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Traditional Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to financial statements (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	19

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2017, the aggregate cost of all investments for federal income tax purposes was $84,416,328 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$20,964,706
Gross unrealized losses	(1,677,148)
Net unrealized gains	$19,287,558

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

20	Wells Fargo Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$14,299,620	$0	$0	$14,299,620
Consumer staples	2,191,000	0	0	2,191,000
Energy	565,500	0	0	565,500
Financials	6,830,030	0	0	6,830,030
Health care	20,451,775	0	0	20,451,775
Industrials	16,311,909	0	0	16,311,909
Information technology	26,771,970	0	0	26,771,970
Materials	2,394,275	0	0	2,394,275
Telecommunication services	1,465,800	0	0	1,465,800

Exchange-traded funds	1,644,830	0	0	1,644,830

Short-term investments
Investment companies	2,948,777	0	0	2,948,777
Investments measured at net asset value*				7,828,400
Total assets	$95,875,486	$0	$0	$103,703,886

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $7,828,400 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2017, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	21

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.33% for Class A shares, 2.08% for Class C shares, 1.20% for Administrator Class shares, and 0.98% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2017, Funds Distributor received $211 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2017 were $20,727,031 and $24,436,867, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

22	Wells Fargo Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

For the six months ended September 30, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

26	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Traditional Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data.

28	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was lower than the average performance of the Universe for all periods under review ended December 31, 2016. However, the Board noted that the performance ranking of the Fund in the Universe improved for the three-year period ended March 31, 2017. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Growth Index, for all periods under review ended December 31, 2016.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	29

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Traditional Small Cap Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

306445 11-17 SA247/SAR247 09-17

Semi-Annual Report

September 30, 2017

Wells Fargo Precious Metals Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Precious Metals Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Precious Metals Fund for the six-month period that ended September 30, 2017. Despite heightened market volatility and geopolitical uncertainty at times, global stocks generally delivered double-digit results and bond markets had smaller but positive results as well. U.S. and international stocks returned 7.71% and 12.30%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.31% and the Bloomberg Barclays Municipal Bond Index4 returned 3.04% as interest rates rose from low levels.

Equity and bond markets gained through the second quarter of 2017.

Stocks rallied globally through the second quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, the Fed raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008. Later in the year, the Fed confirmed that the initiative to reduce the bonds that it holds likely would begin in October.

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded—as measured by the CBOE VIX Index5—amid geopolitical tensions,

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed- rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Precious Metals Fund	3

particularly in Asia, and declining investor optimism following unsuccessful efforts to reform health care laws in the U.S. which suggested to some that President Trump and Congress would be unable to move forward with tax and regulatory reforms.

During the quarter, economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond-buying program, which is intended to spark economic activity. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. The Bank of Japan also maintained accommodative policies intended to support business activity and economic growth. In Germany, Angela Merkel was reelected chancellor; in Japan, Prime Minister Shinzo Abe called for snap elections as his popularity increased after North Korea’s aggressive program of missile launches. Both political developments were indicative of the type of political consistency in developed markets that reassure financial markets.

In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. In addition, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

As the quarter closed, optimism returned as economic growth continued. The second-quarter gross domestic product measure was revised higher from 2.6% annualized to 3.0%. Consumer spending and residential and nonresidential investment increased. While inflation continued to trail the Fed’s targets, expectations remained for an additional short-term interest-rate hike before year-end.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

As the quarter closed, optimism returned as economic growth continued.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Precious Metals Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael Bradshaw, CFA®

Oleg Makhorine

Average annual total returns (%) as of September 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKWAX)	1-20-1998	(20.06)	(14.14)	(3.74)	(15.17)	(13.12)	(3.17)	1.21	1.09
Class C (EKWCX)	1-29-1998	(16.80)	(13.76)	(3.89)	(15.80)	(13.76)	(3.89)	1.96	1.84
Administrator Class (EKWDX)	7-30-2010	–	–	–	(15.05)	(12.99)	(3.05)	1.13	0.95
Institutional Class (EKWYX)	2-29-2000	–	–	–	(14.92)	(12.86)	(2.88)	0.88	0.79
FTSE Gold Mines Index[4]	–	–	–	–	(12.13)	(13.43)	(5.03)	–	–
S&P 500 Index[5]	–	–	–	–	18.61	14.22	7.44	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in precious metals related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Funds that concentrate their investments in limited sectors, such as gold-related investments, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, geographic, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Precious Metals Fund	5

Ten largest holdings (%) as of September 30, 2017[6]
Randgold Resources Limited ADR	8.79
Newmont Mining Corporation	7.28
B2Gold Corporation	5.60
Kinross Gold Corporation	5.43
Royal Gold Incorporated	5.28
Gold Bullion	4.22
Barrick Gold Corporation	3.52
Newcrest Mining Limited	3.49
Fresnillo plc	3.38
Agnico-Eagle Mines Limited	3.13

Country allocation as of September 30, 2017[7]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior July 19, 2010, is based on the Fund’s predecessor Evergreen Precious Metals Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Precious Metals Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges or the expenses of the Fund’s wholly owned subsidiary. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2017	Ending account value 9-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,002.78	$5.47	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Class C
Actual	$1,000.00	$999.06	$9.22	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%
Administrator Class
Actual	$1,000.00	$1,003.59	$4.77	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$1,004.39	$3.97	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.00	0.79%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Consolidated portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Precious Metals Fund	7

Security name	Shares	Value

Common Stocks: 94.19%

Australia: 4.18%
Evolution Mining Limited (Materials, Metals & Mining)	1,500,000	$2,600,286
Newcrest Mining Limited (Materials, Metals & Mining)	802,294	13,228,292

		15,828,578

Canada: 61.10%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	262,370	11,857,379
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,582,350
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	261,164	11,807,224
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,448,980	9,789,542
B2Gold Corporation (Materials, Metals & Mining) †	7,700,000	21,228,612
Barrick Gold Corporation (Materials, Metals & Mining)	829,083	13,339,945
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining) 144A	350,000	2,465,638
Continental Gold Incorporated (Materials, Metals & Mining) †	800,000	1,936,285
Detour Gold Corporation (Materials, Metals & Mining) †	521,057	5,746,139
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) †144A	525,000	5,789,621
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) †	90,000	992,507
Eldorado Gold Corporation (Materials, Metals & Mining)	626,044	1,374,763
Endeavour Mining Corporation (Materials, Metals & Mining) †	420,000	8,401,683
Fortuna Silver Mines Incorporated (Materials, Metals & Mining) †	600,000	2,625,526
Franco-Nevada Corporation (Materials, Metals & Mining)	19,000	1,471,881
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining) 144A	142,948	11,073,816
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	300,694	3,896,994
Goldcorp Incorporated (Materials, Metals & Mining)	407,454	5,290,126
IAMGOLD Corporation (Materials, Metals & Mining) †	1,200,000	7,338,008
Kinross Gold Corporation (Materials, Metals & Mining) †	4,850,553	20,564,557
Kirkland Lake Gold Limited (Materials, Metals & Mining)	650,000	8,376,678
Mag Silver Corporation (Materials, Metals & Mining) †	670,000	7,501,423
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	1,119,615
OceanaGold Corporation (Materials, Metals & Mining)	1,150,000	3,474,654
Osisko Gold Royalties Limited (Materials, Metals & Mining)	306,700	3,957,419
Osisko Mining Incorporated (Materials, Metals & Mining) †	400,000	1,407,333
Pan American Silver Corporation (Materials, Metals & Mining)	100,000	1,705,000
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)	80,000	32,699
Pretium Resources Incorporated (Materials, Metals & Mining) †	725,000	6,711,080
Roxgold Incorporated (Materials, Metals & Mining) †	1,400,000	1,391,304
Semafo Incorporated (Materials, Metals & Mining) †	4,160,400	11,003,262
SSR Mining Incorporated (Materials, Metals & Mining) †	550,000	5,835,500
Tahoe Resources Incorporated (Materials, Metals & Mining)	164,820	866,535
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	1,472,090
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	660,000	10,341,014
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) †144A	185,000	2,898,618
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) †	266,250	4,171,659
Wheaton Precious Metals Corporation-U.S. ExchangeTraded Shares (Materials, Metals & Mining)	545,000	10,404,050
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	247,013

		231,489,542

Peru: 0.35%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	104,644	1,338,397

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Precious Metals Fund	Consolidated portfolio of investments—September 30, 2017 (unaudited)

Security name		Shares	Value

South Africa: 1.85%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)		755,591	$7,019,440

United Kingdom: 14.15%
Centamin plc (Materials, Metals & Mining)		1,200,000	2,329,991
Fresnillo plc (Materials, Metals & Mining)		680,000	12,802,354
Hochschild Mining plc (Materials, Metals & Mining)		1,686,470	5,186,399
Randgold Resources Limited ADR (Materials, Metals & Mining)		341,000	33,302,060

			53,620,804

United States: 12.56%
Newmont Mining Corporation (Materials, Metals & Mining)		735,455	27,586,917
Royal Gold Incorporated (Materials, Metals & Mining)		232,436	19,998,793

			47,585,710

Total Common Stocks (Cost $264,406,114)			356,882,471

		Troy ounces
Commodities: 4.22%
Gold Bullion †**		12,490	15,989,650

Total Commodities (Cost $7,508,086)			15,989,650

Yield		Shares
Short-Term Investments: 1.67%

Investment Companies: 1.67%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%	6,316,348	6,316,348

Total Short-Term Investments (Cost $6,316,348)			6,316,348

Total investments in securities (Cost $278,230,548)	100.08%	379,188,469
Other assets and liabilities, net	(0.08)	(284,370)

Total net assets	100.00%	$378,904,099

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments

Investment companies
Wells Fargo Government Money Market Fund Select Class	11,654,511	51,246,115	56,584,278	6,316,348	$0	$0	$28,226	$6,316,348	1.67%

The accompanying notes are an integral part of these financial statements.

Consolidated statement of assets and liabilities—September 30, 2017 (unaudited)	Wells Fargo Precious Metals Fund	9

Assets
Investments in unaffiliated securities, at value (cost $264,406,114)	$356,882,471
Investments in commodities, at value (cost $7,508,086)	15,989,650
Investments in affiliated securities, at value (cost $6,316,348)	6,316,348
Cash	66,233
Foreign currency, at value (cost $641,669)	636,725
Receivable for investments sold	2,120
Receivable for Fund shares sold	541,804
Receivable for dividends	116,551
Prepaid expenses and other assets	102,863

Total assets	380,654,765

Liabilities
Payable for Fund shares redeemed	1,087,075
Management fee payable	163,511
Administration fees payable	63,400
Distribution fees payable	27,304
Trustees’ fees and expenses payable	2,959
Accrued expenses and other liabilities	406,417

Total liabilities	1,750,666

Total net assets	$378,904,099

NET ASSETS CONSIST OF
Paid-in capital	$464,225,419
Undistributed net investment income	3,579,402
Accumulated net realized losses on investments	(189,854,661)
Net unrealized gains on investments	100,953,939

Total net assets	$378,904,099

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$226,878,609
Shares outstanding – Class A1	6,286,320
Net asset value per share – Class A	$36.09
Maximum offering price per share – Class A2	$38.29
Net assets – Class C	$40,276,856
Shares outstanding – Class C1	1,257,227
Net asset value per share – Class C	$32.04
Net assets – Administrator Class	$23,057,543
Shares outstanding – Administrator Class[1]	633,641
Net asset value per share – Administrator Class	$36.39
Net assets – Institutional Class	$88,691,091
Shares outstanding – Institutional Class[1]	2,421,859
Net asset value per share – Institutional Class	$36.62

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Precious Metals Fund	Consolidated statement of operations—six months ended September 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $107,856)	$1,083,598
Income from affiliated securities	28,226

Total investment income	1,111,824

Expenses
Management fee	1,260,376
Administration fees
Class A	247,952
Class B	43 [1]
Class C	46,235
Administrator Class	11,592
Institutional Class	58,341
Shareholder servicing fees
Class A	295,181
Class B	52 [1]
Class C	55,041
Administrator Class	22,291
Distribution fees
Class B	155 [1]
Class C	165,124
Custody and accounting fees	47,866
Professional fees	44,488
Registration fees	56,776
Shareholder report expenses	40,782
Trustees’ fees and expenses	13,976
Other fees and expenses	110,155

Total expenses	2,476,426
Less: Fee waivers and/or expense reimbursements	(333,639)

Net expenses	2,142,787

Net investment loss	(1,030,963)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,136,983)
Commodities	1,003,183

Net realized losses on investments	(133,800)

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,621,089
Commodities	573,799

Net change in unrealized gains (losses) on investments	4,194,888

Net realized and unrealized gains (losses) on investments	4,061,088

Net increase in net assets resulting from operations	$3,030,125

[1]	For the period from April 1, 2017 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Consolidated statement of changes in net assets	Wells Fargo Precious Metals Fund	11

	Six months ended September 30, 2017 (unaudited)		Year ended March 31, 2017

Operations
Net investment loss		$(1,030,963)		$(2,691,281)
Net realized losses on investments		(133,800)		(13,480,723)
Net change in unrealized gains (losses) on investments		4,194,888		53,869,022

Net increase in net assets resulting from operations		3,030,125		37,697,018

Distributions to shareholders from
Net investment income
Class A		0		(2,528,219)
Class C		0		(93,205)
Administrator Class		0		(171,836)
Institutional Class		0		(1,107,568)

Total distributions to shareholders		0		(3,900,828)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	813,429	29,461,419	3,226,333	129,043,997
Class C	23,300	758,515	176,439	6,487,911
Administrator Class	302,696	11,077,134	400,135	16,365,612
Institutional Class	562,731	20,640,608	2,035,032	80,762,220

		61,937,676		232,659,740

Reinvestment of distributions
Class A	0	0	73,573	2,335,195
Class C	0	0	2,603	73,806
Administrator Class	0	0	5,281	168,842
Institutional Class	0	0	32,082	1,030,807

		0		3,608,650

Payment for shares redeemed
Class A	(1,262,376)	(47,596,045)	(3,783,850)	(149,375,218)
Class B	(9,235)[1]	(291,832)[1]	(43,303)	(1,545,178)
Class C	(284,967)	(9,161,539)	(469,094)	(15,888,846)
Administrator Class	(91,624)	(3,408,647)	(471,423)	(17,496,401)
Institutional Class	(600,084)	(22,044,307)	(1,419,312)	(56,098,146)

		(82,502,370)		(240,403,789)

Net decrease in net assets resulting from capital share transactions		(20,564,694)		(4,135,399)

Total increase (decrease) in net assets		(17,534,569)		29,660,791

Net assets
Beginning of period		396,438,668		366,777,877

End of period		$378,904,099		$396,438,668

Undistributed net investment income		$3,579,402		$4,610,365

[1]	For the period from April 1, 2017 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
CLASS A		2017	2016	2015	2014[1]	2013[1]
Net asset value, beginning of period	$35.99	$32.73	$28.99	$36.65	$53.59	$70.30
Net investment income (loss)	(0.09)	(0.22)[2]	(0.05)	(0.11)[2]	0.05 [2]	(0.01)[2]
Net realized and unrealized gains (losses) on investments	0.19	3.85	3.79	(7.55)	(16.78)	(14.47)

Total from investment operations	0.10	3.63	3.74	(7.66)	(16.73)	(14.48)
Distributions to shareholders from
Net investment income	0.00	(0.37)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.21)	(2.23)

Total distributions to shareholders	0.00	(0.37)	0.00	0.00	(0.21)	(2.23)
Net asset value, end of period	$36.09	$35.99	$32.73	$28.99	$36.65	$53.59
Total return[3]	0.28%	11.24%	12.90%	(20.90)%	(31.17)%	(21.14)%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.20%	1.23%	1.23%	1.22%	1.18%
Net expenses	1.09%	1.09%	1.10%	1.10%	1.09%	1.09%
Net investment income (loss)	(0.52)%	(0.57)%	(0.24)%	(0.30)%	0.12%	(0.02)%
Supplemental data
Portfolio turnover rate	14%[4]	21%[4]	18%[4]	9%[4]	16%	6%
Net assets, end of period (000s omitted)	$226,879	$242,423	$236,310	$211,477	$300,906	$498,874

[1]	Amounts do not reflect the consolidated financial results of the wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of the wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Precious Metals Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
CLASS C		2017	2016	2015	2014[1]	2013[1]
Net asset value, beginning of period	$32.07	$29.10	$25.97	$33.08	$48.76	$64.66
Net investment loss	(0.20)[2]	(0.46)[2]	(0.24)[2]	(0.35)[2]	(0.22)[2]	(0.46)[2]
Net realized and unrealized gains (losses) on investments	0.17	3.49	3.37	(6.76)	(15.25)	(13.21)

Total from investment operations	(0.03)	3.03	3.13	(7.11)	(15.47)	(13.67)
Distributions to shareholders from
Net investment income	0.00	(0.06)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.21)	(2.23)

Total distributions to shareholders	0.00	(0.06)	0.00	0.00	(0.21)	(2.23)
Net asset value, end of period	$32.04	$32.07	$29.10	$25.97	$33.08	$48.76
Total return[3]	(0.09)%	10.42%	12.05%	(21.49)%	(31.67)%	(21.74)%
Ratios to average net assets (annualized)
Gross expenses	2.02%	1.95%	1.99%	1.98%	1.97%	1.93%
Net expenses	1.84%	1.84%	1.85%	1.85%	1.84%	1.84%
Net investment loss	(1.27)%	(1.32)%	(0.99)%	(1.06)%	(0.62)%	(0.77)%
Supplemental data
Portfolio turnover rate	14%[4]	21%[4]	18%[4]	9%[4]	16%	6%
Net assets, end of period (000s omitted)	$40,277	$48,710	$52,648	$59,074	$94,865	$191,782

[1]	Amounts do not reflect the consolidated financial results of the wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of the wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2017	2016	2015	2014[1]	2013[1]
Net asset value, beginning of period	$36.27	$32.98	$29.17	$36.82	$53.75	$70.42
Net investment income (loss)	(0.07)[2]	(0.17)[2]	(0.03)[2]	(0.06)[2]	0.10 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.19	3.87	3.84	(7.59)	(16.82)	(14.52)

Total from investment operations	0.12	3.70	3.81	(7.65)	(16.72)	(14.44)
Distributions to shareholders from
Net investment income	0.00	(0.41)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.21)	(2.23)

Total distributions to shareholders	0.00	(0.41)	0.00	0.00	(0.21)	(2.23)
Net asset value, end of period	$36.39	$36.27	$32.98	$29.17	$36.82	$53.75
Total return[3]	0.36%	11.37%	13.06%	(20.78)%	(31.06)%	(21.05)%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.12%	1.13%	1.07%	1.04%	1.01%
Net expenses	0.95%	0.95%	0.96%	0.96%	0.95%	0.95%
Net investment income (loss)	(0.39)%	(0.44)%	(0.10)%	(0.17)%	0.26%	0.13%
Supplemental data
Portfolio turnover rate	14%[4]	21%[4]	18%[4]	9%[4]	16%	6%
Net assets, end of period (000s omitted)	$23,058	$15,325	$16,114	$21,917	$32,230	$53,142

[1]	Amounts do not reflect the consolidated financial results of the wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding.

[3]	Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of the wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Precious Metals Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2017	2016	2015	2014[1]	2013[1]
Net asset value, beginning of period	$36.47	$33.21	$29.33	$36.96	$53.87	$70.43
Net investment income (loss)	(0.03)	(0.09)[2]	0.02 [2]	0.01 [2]	0.16 [2]	0.19
Net realized and unrealized gains (losses) on investments	0.18	3.85	3.86	(7.64)	(16.86)	(14.52)

Total from investment operations	0.15	3.76	3.88	(7.63)	(16.70)	(14.33)
Distributions to shareholders from
Net investment income	0.00	(0.50)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.21)	(2.23)

Total distributions to shareholders	0.00	(0.50)	0.00	0.00	(0.21)	(2.23)
Net asset value, end of period	$36.62	$36.47	$33.21	$29.33	$36.96	$53.87
Total return[3]	0.44%	11.49%	13.23%	(20.64)%	(30.95)%	(20.89)%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.87%	0.88%	0.80%	0.79%	0.75%
Net expenses	0.79%	0.79%	0.80%	0.79%	0.78%	0.75%
Net investment income (loss)	(0.22)%	(0.24)%	0.06%	0.03%	0.41%	0.32%
Supplemental data
Portfolio turnover rate	14%[4]	21%[4]	18%[4]	9%[4]	16%	6%
Net assets, end of period (000s omitted)	$88,691	$89,680	$60,156	$43,014	$41,993	$59,349

[1]	Amounts do not reflect the consolidated financial results of the wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding.

[3]	Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of the wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Precious Metals Fund	Notes to consolidated financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. INVESTMENT IN SUBSIDIARY

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly-owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2017, the Subsidiary held $15,989,650 in gold bullion representing 100% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2017, the Fund held $15,954,324 in the Subsidiary, representing 4.21% of the Fund’s net assets.

The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”)

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the

Notes to consolidated financial statements (unaudited)	Wells Fargo Precious Metals Fund	17

Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

18	Wells Fargo Precious Metals Fund	Notes to consolidated financial statements (unaudited)

As of September 30, 2017, the aggregate cost of all investments for federal income tax purposes was $299,701,179 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$121,275,389
Gross unrealized losses	(41,788,099)
Net unrealized gains	$79,487,290

As of March 31, 2017, the Fund had capital loss carryforwards which consist of $15,269,334 in short-term capital losses and $152,751,974 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$15,828,578	$0	$0	$15,828,578
Canada	199,890,929	31,598,613	0	231,489,542
Peru	1,338,397	0	0	1,338,397
South Africa	7,019,440	0	0	7,019,440
United Kingdom	53,620,804	0	0	53,620,804
United States	47,585,710	0	0	47,585,710

Commodities	15,989,650	0	0	15,989,650

Short-term investments
Investment companies	6,316,348	0	0	6,316,348
Total assets	$347,589,856	$31,598,613	$0	$379,188,469

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to consolidated financial statements (unaudited)	Wells Fargo Precious Metals Fund	19

5. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended September 30, 2017, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

The Subsidiary has entered into a separate advisory contract with Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Funds Management a fee for its services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A shares, 1.84% for Class C shares, 0.95% for Administrator Class shares, and 0.79% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2017, Funds Distributor received $8,398 from the sale of Class A shares and $58 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A and Class B shares for the six months ended September 30, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

20	Wells Fargo Precious Metals Fund	Notes to consolidated financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2017 were $54,364,764 and $71,181,959, respectively. These amounts include purchases and sales transactions of the Subsidiary.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended September 30, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in precious metals companies and, therefore, may be more affected by changes in the precious metals sector than a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Precious Metals Fund	21

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended March 31, 2017. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$213,150	$0.0191	47.33%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Precious Metals Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Precious Metals Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None

24	Wells Fargo Precious Metals Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Precious Metals Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Precious Metals Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

26	Wells Fargo Precious Metals Fund	Other information (unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for the five- and ten-year periods under review, but lower than the average performance of the Universe for the one- and three-year periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the FTSE Gold Mines Index, for the five- and ten-year periods under review, but lower than its benchmark for the one- and three-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Other information (unaudited)	Wells Fargo Precious Metals Fund	27

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo Precious Metals Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

306446 11-17 SA316/SAR316 09-17

Semi-Annual Report

September 30, 2017

Wells Fargo Specialized Technology Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Specialized Technology Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Specialized Technology Fund for the six-month period that ended September 30, 2017. Despite heightened market volatility and geopolitical uncertainty at times, global stocks generally delivered double-digit results and bond markets had smaller but positive results as well. U.S. and international stocks returned 7.71% and 12.30%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.31% and the Bloomberg Barclays Municipal Bond Index4 returned 3.04% as interest rates rose from low levels.

Equity and bond markets gained through the second quarter of 2017.

Stocks rallied globally through the second quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, the Fed raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008. Later in the year, the Fed confirmed that the initiative to reduce the bonds that it holds likely would begin in October.

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded—as measured by the CBOE VIX Index5—amid geopolitical tensions,

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Specialized Technology Fund	3

particularly in Asia, and declining investor optimism following unsuccessful efforts to reform health care laws in the U.S. which suggested to some that President Trump and Congress would be unable to move forward with tax and regulatory reforms.

During the quarter, economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond-buying program, which is intended to spark economic activity. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. The Bank of Japan also maintained accommodative policies intended to support business activity and economic growth. In Germany, Angela Merkel was reelected chancellor; in Japan, Prime Minister Shinzo Abe called for snap elections as his popularity increased after North Korea’s aggressive program of missile launches. Both political developments were indicative of the type of political consistency in developed markets that reassure financial markets.

In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. In addition, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

As the quarter closed, optimism returned as economic growth continued. The second-quarter gross domestic product measure was revised higher from 2.6% annualized to 3.0%. Consumer spending and residential and nonresidential investment increased. While inflation continued to trail the Fed’s targets, expectations remained for an additional short-term interest-rate hike before year-end.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

As the quarter closed, optimism returned as economic growth continued.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Specialized Technology Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Allianz Global Investors U.S. LLC

Portfolio managers

Huachen Chen, CFA®

Walter C. Price, Jr., CFA®

Average annual total returns (%) as of September 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSTX)	9-18-2000	22.77	16.61	9.93	30.30	18.00	10.58	1.42	1.41
Class C (WFTCX)	9-18-2000	28.25	17.12	9.76	29.25	17.12	9.76	2.17	2.16
Administrator Class (WFTDX)	7-30-2010	–	–	–	30.45	18.17	10.72	1.34	1.31
Institutional Class (WFTIX)	10-13-2016	–	–	–	30.65	18.21	10.73	1.09	1.06
S&P North American Technology Index[4]	–	–	–	–	27.07	19.12	11.24	–	–
S&P 500 Index[5]	–	–	–	–	18.61	14.22	7.44	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in technology related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as information technology, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Specialized Technology Fund	5

Ten largest holdings (%) as of September 30, 2017[6]
Apple Incorporated	6.22
Facebook Incorporated Class A	5.92
Microsoft Corporation	5.25
Samsung Electronics Company Limited	4.11
Micron Technology Incorporated	3.66
Square Incorporated Class A	3.27
ServiceNow Incorporated	3.24
Broadcom Limited	2.99
Amazon.com Incorporated	2.98
Alibaba Group Holding Limited ADR	2.96

Industry distribution as of September 30, 2017[7]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Administrator Class shares would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through August 1, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The S&P North American Technology Index is a modified market-capitalization-weighted index of select technology stocks. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Specialized Technology Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2017	Ending account value 9-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,172.60	$7.73	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.18	1.42%
Class C
Actual	$1,000.00	$1,168.87	$11.80	2.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.19	$10.96	2.17%
Administrator Class
Actual	$1,000.00	$1,173.56	$7.25	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.73	1.33%
Institutional Class
Actual	$1,000.00	$1,175.36	$5.89	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Specialized Technology Fund	7

Security name	Shares	Value

Common Stocks: 96.15%

Consumer Discretionary: 6.26%

Automobiles: 0.40%
Tesla Motors Incorporated †	4,610	$1,572,471

Household Durables: 0.51%
Garmin Limited «	37,255	2,010,652

Internet & Direct Marketing Retail: 5.35%
Amazon.com Incorporated †	12,175	11,704,436
JD.com Incorporated ADR †	18,225	696,195
Netflix Incorporated †	47,725	8,654,929

		21,055,560

Information Technology: 89.89%

Communications Equipment: 2.59%
Arista Networks Incorporated †	20,480	3,883,213
Cisco Systems Incorporated	21,990	739,524
Palo Alto Networks Incorporated †	38,455	5,541,366

		10,164,103

Electronic Equipment, Instruments & Components: 1.55%
CDW Corporation of Delaware	44,390	2,929,740
Cognex Corporation	5,165	569,596
Corning Incorporated	13,340	399,133
IPG Photonics Corporation †	10,900	2,017,154
Tech Data Corporation †	1,930	171,481

		6,087,104

Internet Software & Services: 15.96%
Alibaba Group Holding Limited ADR †	67,305	11,624,247
Alphabet Incorporated Class A †	6,885	6,704,062
Alphabet Incorporated Class C †	6,830	6,550,721
Baidu Incorporated ADR †	45,215	11,199,303
Facebook Incorporated Class A †	136,125	23,259,679
MuleSoft Incorporated Class A «†	9,364	188,591
NetEase Incorporated ADR	2,285	602,806
Tencent Holdings Limited	60,900	2,621,048

		62,750,457

IT Services: 10.16%
Cognizant Technology Solutions Corporation Class A	56,010	4,062,965
DXC Technology Company	132,205	11,353,765
Fidelity National Information Services Incorporated	12,765	1,192,123
Global Payments Incorporated	39,485	3,752,260
MasterCard Incorporated Class A	11,900	1,680,280
Square Incorporated Class A †	446,485	12,863,233
Total System Services Incorporated	33,640	2,203,420

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Specialized Technology Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name	Shares	Value

IT Services (continued)
Vantiv Incorporated Class A †	22,690	$1,598,964
Visa Incorporated Class A	11,565	1,217,101

		39,924,111

Semiconductors & Semiconductor Equipment: 19.83%
Applied Materials Incorporated	172,685	8,995,162
Broadcom Limited	48,470	11,755,914
Infineon Technologies AG	47,625	1,197,246
Lam Research Corporation	53,620	9,921,845
Marvell Technology Group Limited	452,930	8,107,447
Microchip Technology Incorporated «	98,285	8,824,027
Micron Technology Incorporated †	366,120	14,399,500
NVIDIA Corporation	38,225	6,833,483
Skyworks Solutions Incorporated	77,800	7,927,820

		77,962,444

Software: 27.08%
Activision Blizzard Incorporated	57,360	3,700,294
Adobe Systems Incorporated †	27,685	4,130,048
Electronic Arts Incorporated †	38,550	4,551,213
FireEye Incorporated «†	146,155	2,451,019
Fortinet Incorporated †	30,350	1,087,744
Micro Focus International plc	24,050	769,258
Microsoft Corporation	276,830	20,621,067
Paycom Software Incorporated «†	97,970	7,343,831
Proofpoint Incorporated «†	116,335	10,146,739
Red Hat Incorporated †	49,495	5,487,016
Salesforce.com Incorporated †	80,125	7,485,278
ServiceNow Incorporated †	108,450	12,746,129
Sophos Group plc 144A	803,385	5,915,562
Symantec Corporation	118,765	3,896,680
Tableau Software Incorporated Class A †	23,430	1,754,673
Take-Two Interactive Software Incorporated †	61,180	6,254,431
Workday Incorporated Class A †	76,855	8,099,745

		106,440,727

Technology Hardware, Storage & Peripherals: 12.72%
Apple Incorporated	158,695	24,458,073
NetApp Incorporated	214,830	9,400,961
Samsung Electronics Company Limited	7,218	16,158,338

		50,017,372

Total Common Stocks (Cost $252,591,929)		377,985,001

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Specialized Technology Fund	9

Security name	Yield	Shares	Value

Short-Term Investments: 7.25%

Investment Companies: 7.25%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%	11,109,962	$11,111,073
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92	17,377,750	17,377,750

Total Short-Term Investments (Cost $28,488,823)			28,488,823

Total investments in securities (Cost $281,080,752)	103.40%	406,473,824
Other assets and liabilities, net	(3.40)	(13,377,302)

Total net assets	100.00%	$393,096,522

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments

Investment companies
Securities Lending Cash Investment LLC	10,457,879	101,736,290	101,084,207	11,109,962	$23	$0	$20,594	$11,111,073
Wells Fargo Government Money Market Fund Select Class	15,382,494	72,072,799	70,077,543	17,377,750	0	0	61,856	17,377,750
								28,488,823	7.25%

Affiliated securities no longer held at end of period					0	0	0	0	0.00

					$23	$0	$82,450	$28,488,823	7.25%

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Specialized Technology Fund	Statement of assets and liabilities—September 30, 2017 (unaudited)

Assets
Investments in unaffiliated securities (including $10,875,085 of securities loaned), at value (cost $252,591,929)	$377,985,001
Investments in affiliated securities, at value (cost $28,488,823)	28,488,823
Receivable for investments sold	2,381,496
Receivable for Fund shares sold	257,131
Receivable for dividends	90,946
Receivable for securities lending income	2,314
Prepaid expenses and other assets	73,450

Total assets	409,279,161

Liabilities
Payable upon receipt of securities loaned	11,111,050
Payable for investments purchased	4,505,482
Management fee payable	289,873
Payable for Fund shares redeemed	76,147
Administration fees payable	64,329
Distribution fee payable	8,979
Due to custodian bank, foreign currency, at value (cost $70)	71
Accrued expenses and other liabilities	126,708

Total liabilities	16,182,639

Total net assets	$393,096,522

NET ASSETS CONSIST OF
Paid-in capital	$205,299,924
Accumulated net investment loss	(1,215,767)
Accumulated net realized gains on investments	63,619,294
Net unrealized gains on investments	125,393,071

Total net assets	$393,096,522

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$302,780,744
Shares outstanding – Class A1	23,581,490
Net asset value per share – Class A	$12.84
Maximum offering price per share – Class A2	$13.62
Net assets – Class C	$14,129,266
Shares outstanding – Class C1	1,333,995
Net asset value per share – Class C	$10.59
Net assets – Administrator Class	$54,803,954
Shares outstanding – Administrator Class[1]	4,200,423
Net asset value per share – Administrator Class	$13.05
Net assets – Institutional Class	$21,382,558
Shares outstanding – Institutional Class[1]	1,636,603
Net asset value per share – Institutional Class	$13.07

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2017 (unaudited)	Wells Fargo Specialized Technology Fund	11

Investment income
Dividends (net of foreign withholding taxes of $7,924)	$1,299,128
Income from affiliated securities	82,450

Total investment income	1,381,578

Expenses
Management fee	1,640,796
Administration fees
Class A	300,502
Class C	14,166
Administrator Class	29,768
Institutional Class	13,396
Shareholder servicing fees
Class A	357,741
Class C	16,865
Administrator Class	57,246
Distribution fee
Class C	50,594
Custody and accounting fees	21,765
Professional fees	21,198
Registration fees	31,082
Shareholder report expenses	32,946
Trustees’ fees and expenses	8,903
Other fees and expenses	5,955

Total expenses	2,602,923
Less: Fee waivers and/or expense reimbursements	(5,578)

Net expenses	2,597,345

Net investment loss	(1,215,767)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	35,043,657
Affiliated securities	23
Forward foreign currency contract transactions	12,852

Net realized gains on investments	35,056,532
Net change in unrealized gains (losses) on investments	24,345,765

Net realized and unrealized gains (losses) on investments	59,402,297

Net increase in net assets resulting from operations	$58,186,530

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Specialized Technology Fund	Statement of changes in net assets

	Six months ended September 30, 2017 (unaudited)		Year ended March 31, 2017

Operations
Net investment loss		$(1,215,767)		$(941,513)
Net realized gains on investments		35,056,532		34,096,006
Net change in unrealized gains (losses) on investments		24,345,765		34,389,614

Net increase in net assets resulting from operations		58,186,530		67,544,107

Distributions to shareholders from
Net realized gains
Class A		0		(14,880,730)
Class C		0		(848,385)
Administrator Class		0		(1,833,645)
Institutional Class		0		(171,234)[1]

Total distributions to shareholders		0		(17,733,994)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	826,621	9,852,005	1,119,979	11,186,546
Class B	N/A	N/A	3,850 [2]	30,758 [2]
Class C	98,468	979,097	126,948	1,060,179
Administrator Class	1,013,889	12,370,513	1,074,890	11,187,307
Institutional Class	145,362	1,788,599	1,879,809 [1]	20,363,858 [1]

		24,990,214		43,828,648

Reinvestment of distributions
Class A	0	0	1,487,581	14,459,290
Class C	0	0	96,557	779,219
Administrator Class	0	0	165,740	1,635,859
Institutional Class	0	0	17,366 [1]	171,234 [1]

		0		17,045,602

Payment for shares redeemed
Class A	(1,574,843)	(18,768,876)	(6,802,529)	(69,234,485)
Class B	N/A	N/A	(19,232)[2]	(163,421)[2]
Class C	(179,680)	(1,764,580)	(549,746)	(4,592,945)
Administrator Class	(396,365)	(4,821,659)	(1,059,277)	(10,759,802)
Institutional Class	(295,605)	(3,582,756)	(110,329)[1]	(1,179,831)[1]

		(28,937,871)		(85,930,484)

Net decrease in net assets resulting from capital share transactions		(3,947,657)		(25,056,234)

Total increase in net assets		54,238,873		24,753,879

Net assets
Beginning of period		338,857,649		314,103,770

End of period		$393,096,522		$338,857,649

Undistributed (accumulated) net investment income (loss)		$(1,215,767)		$0

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	For the period from April 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Specialized Technology Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.95	$9.39	$10.74	$10.65	$8.15	$8.40
Net investment loss	(0.04)	(0.03)[1]	(0.06)	(0.06)	(0.06)	(0.03)[1]
Net realized and unrealized gains (losses) on investments	1.93	2.17	0.02	1.43	3.07	(0.00)[2]

Total from investment operations	1.89	2.14	(0.04)	1.37	3.01	(0.03)
Distributions to shareholders from
Net realized gains	0.00	(0.58)	(1.31)	(1.28)	(0.51)	(0.22)
Net asset value, end of period	$12.84	$10.95	$9.39	$10.74	$10.65	$8.15
Total return[3]	17.26%	23.55%	(0.66)%	13.24%	37.27%	(0.17)%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.44%	1.45%	1.52%	1.60%	1.64%
Net expenses	1.42%	1.44%	1.45%	1.51%	1.56%	1.63%
Net investment loss	(0.67)%	(0.28)%	(0.53)%	(0.58)%	(0.63)%	(0.34)%
Supplemental data
Portfolio turnover rate	53%	131%	153%	119%	132%	127%
Net assets, end of period (000s omitted)	$302,781	$266,329	$267,811	$168,108	$154,833	$115,145

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)		Year ended March 31
CLASS C			2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.06		$7.92	$9.33	$9.47	$7.35	$7.65
Net investment loss	(0.07	) [1]	(0.09)[1]	(0.12)[1]	(0.13)[1]	(0.12)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	1.60		1.81	0.02	1.27	2.75	(0.00)[2]

Total from investment operations	1.53		1.72	(0.10)	1.14	2.63	(0.08)
Distributions to shareholders from
Net realized gains	0.00		(0.58)	(1.31)	(1.28)	(0.51)	(0.22)
Net asset value, end of period	$10.59		$9.06	$7.92	$9.33	$9.47	$7.35
Total return[3]	16.89%		22.59%	(1.45)%	12.44%	36.14%	(0.84)%
Ratios to average net assets (annualized)
Gross expenses	2.17%		2.19%	2.20%	2.27%	2.35%	2.39%
Net expenses	2.17%		2.19%	2.20%	2.26%	2.31%	2.38%
Net investment loss	(1.42)%		(1.03)%	(1.34)%	(1.33)%	(1.38)%	(1.09)%
Supplemental data
Portfolio turnover rate	53%		131%	153%	119%	132%	127%
Net assets, end of period (000s omitted)	$14,129		$12,827	$13,797	$14,143	$10,907	$6,563

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Specialized Technology Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)		Year ended March 31
ADMINISTRATOR CLASS			2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.12		$9.52	$10.86	$10.74	$8.20	$8.43
Net investment loss	(0.03	) [1]	(0.02)	(0.05)	(0.05)	(0.05)	(0.01)[1]
Net realized and unrealized gains (losses) on investments	1.96		2.20	0.02	1.45	3.10	(0.00)[2]

Total from investment operations	1.93		2.18	(0.03)	1.40	3.05	(0.01)
Distributions to shareholders from
Net realized gains	0.00		(0.58)	(1.31)	(1.28)	(0.51)	(0.22)
Net asset value, end of period	$13.05		$11.12	$9.52	$10.86	$10.74	$8.20
Total return[3]	17.36%		23.65%	(0.56)%	13.42%	37.54%	0.07%
Ratios to average net assets (annualized)
Gross expenses	1.34%		1.36%	1.35%	1.36%	1.44%	1.48%
Net expenses	1.33%		1.33%	1.33%	1.35%	1.40%	1.42%
Net investment loss	(0.57)%		(0.17)%	(0.48)%	(0.42)%	(0.48)%	(0.14)%
Supplemental data
Portfolio turnover rate	53%		131%	153%	119%	132%	127%
Net assets, end of period (000s omitted)	$54,804		$39,833	$32,373	$31,842	$31,681	$17,008

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended September 30, 2017 (unaudited)	Year ended March 31, 2017[1]
Net asset value, beginning of period	$11.12	$10.42
Net investment income (loss)	(0.02)	0.01 [2]
Net realized and unrealized gains (losses) on investments	1.97	1.27

Total from investment operations	1.95	1.28
Distributions to shareholders from
Net realized gains	0.00	(0.58)
Net asset value, end of period	$13.07	$11.12
Total return[3]	17.54%	12.97%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.11%
Net expenses	1.08%	1.08%
Net investment income (loss)	(0.32)%	0.17%
Supplemental data
Portfolio turnover rate	53%	131%
Net assets, end of period (000s omitted)	$21,383	$19,869

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Specialized Technology Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes

18	Wells Fargo Specialized Technology Fund	Notes to financial statements (unaudited)

are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliates securities on the Statement of Operations.

Notes to financial statements (unaudited)	Wells Fargo Specialized Technology Fund	19

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2017, the aggregate cost of all investments for federal income tax purposes was $280,798,376 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$125,701,712
Gross unrealized losses	(26,264)
Net unrealized gains	$125,675,448

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Specialized Technology Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$24,638,683	$0	$0	$24,638,683
Information technology	353,346,318	0	0	353,346,318

Short-term investments
Investment companies	17,377,750	0	0	17,377,750
Investments measured at net asset value*				11,111,073
Total assets	$395,362,751	$0	$0	$406,473,824

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,111,073 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.88% and declining to 0.78% as the average daily net assets of the Fund increase. Prior to September 1, 2017, Funds Management received a fee at an annual rate which started at 0.90% and declined to 0.78% as the average daily net assets of the Fund decreased. For the six months ended September 30, 2017, the management fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Allianz Global Investors U.S. LLC, which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.80% and declining to 0.55% as the average daily net assets of the Fund increase. Prior to September 1, 2017, the subadviser received an annual fee which started at 0.90% and declined to 0.55% as the average daily net assets of the Fund increased.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

Notes to financial statements (unaudited)	Wells Fargo Specialized Technology Fund	21

specific expenses. Funds Management has committed through August 1, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.41% for Class A shares, 2.16% for Class C shares, 1.31% for Administrator Class shares, and 1.06% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to September 1, 2017, the Fund’s expenses were capped at 1.50% for Class A shares, 2.25% for Class C shares, 1.33% for Administrator Class shares, and 1.08% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2017, Funds Distributor received $9,256 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C for the six months ended September 30, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2017 were $186,983,017 and $196,746,645, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $26,112 and $27,523 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended September 30, 2017.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended September 30, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in technology companies and, therefore, would be more affected by changes in the technology sector than would be a fund whose investments are not heavily weighted in the sector.

22	Wells Fargo Specialized Technology Fund	Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Specialized Technology Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Specialized Technology Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Specialized Technology Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

26	Wells Fargo Specialized Technology Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Specialized Technology Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Specialized Technology Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2016. In certain cases, the Board also considered more current results for various time periods ended March 31, 2017. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc.

28	Wells Fargo Specialized Technology Fund	Other information (unaudited)

(“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for the five- and ten-year periods ended December 31, 2016, but lower than the average performance of the Universe for the one- and three-year periods ended December 31, 2016. However, the Board noted that the performance ranking of the Fund in the Universe had improved from the prior quarter-end for the one-, three and five-year periods ended March 31, 2017. The Board also noted that the performance of the Fund was lower than its benchmark, the S&P North American Technology TR Index, for all periods under review ended December 31, 2016.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance. The Board also took note of the Fund’s outperformance relative to the Universe over the longer time periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and to report data with respect to a new share class launched in 2016. The Board also received an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the other funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Other information (unaudited)	Wells Fargo Specialized Technology Fund	29

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Specialized Technology Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

306447 11-17 SA317/SAR317 09-17

Semi-Annual Report

September 30, 2017

Wells Fargo

Utility and Telecommunications Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Utility and Telecommunications Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Utility and Telecommunications Fund for the six-month period that ended September 30, 2017. Despite heightened market volatility and geopolitical uncertainty at times, global stocks generally delivered double-digit results and bond markets had smaller but positive results as well. U.S. and international stocks returned 7.71% and 12.30%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.31% and the Bloomberg Barclays Municipal Bond Index4 returned 3.04% as interest rates rose from low levels.

Equity and bond markets gained through the second quarter of 2017.

Stocks rallied globally through the second quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, the Fed raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008. Later in the year, the Fed confirmed that the initiative to reduce the bonds that it holds likely would begin in October.

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded—as measured by the CBOE VIX Index5—amid geopolitical tensions,

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Utility and Telecommunications Fund	3

particularly in Asia, and declining investor optimism following unsuccessful efforts to reform health care laws in the U.S. which suggested to some that President Trump and Congress would be unable to move forward with tax and regulatory reforms.

During the quarter, economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond-buying program, which is intended to spark economic activity. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. The Bank of Japan also maintained accommodative policies intended to support business activity and economic growth. In Germany, Angela Merkel was reelected chancellor; in Japan, Prime Minister Shinzo Abe called for snap elections as his popularity increased after North Korea’s aggressive program of missile launches. Both political developments were indicative of the type of political consistency in developed markets that reassure financial markets.

In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. In addition, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

As the quarter closed, optimism returned as economic growth continued. The second-quarter gross domestic product measure was revised higher from 2.6% annualized to 3.0%. Consumer spending and residential and nonresidential investment increased. While inflation continued to trail the Fed’s targets, expectations remained for an additional short-term interest-rate hike before year-end.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

As the quarter closed, optimism returned as economic growth continued.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Utility and Telecommunications Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Crow Point Partners, LLC

Portfolio manager

Timothy O’Brien, CFA®

Average annual total returns (%) as of September 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVUAX)	1-4-1994	6.50	8.49	5.21	13.00	9.78	5.84	1.18	1.14
Class C (EVUCX)	9-2-1994	11.13	8.97	5.04	12.13	8.97	5.04	1.93	1.89
Administrator Class (EVUDX)	7-30-2010	–	–	–	13.22	9.99	6.00	1.10	0.95
Institutional Class (EVUYX)	2-28-1994	–	–	–	13.41	10.14	6.16	0.85	0.78
S&P 500 Utilities Index[4]	–	–	–	–	12.03	11.92	7.07	–	–
S&P 500 Index[5]	–	–	–	–	18.61	14.22	7.44	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in utilities and telecommunication services stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bondmarket and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunication services, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, smaller-company securities risk, non-diversification risk and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Utility and Telecommunications Fund	5

Ten largest holdings (%) as of September 30, 2017[6]
Visa Incorporated Class A	7.21
CMS Energy Corporation	7.06
Eversource Energy	6.52
Edison International	6.37
NextEra Energy Incorporated	6.14
PNM Resources Incorporated	6.14
Alliant Energy Corporation	6.12
Sempra Energy	5.79
Dominion Resources Incorporated	5.08
Shenandoah Telecommunications Company	4.72

Industry distribution as of September 30, 2017[7]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Utility and Telecommunications Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The S&P 500 Utilities Index is a market-value-weighted index that measures the performance of all stocks within the utilities sector of the S&P 500 Index. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Utility and Telecommunications Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2017	Ending account value 9-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,063.15	$5.90	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Class C
Actual	$1,000.00	$1,059.44	$9.76	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Administrator Class
Actual	$1,000.00	$1,064.65	$4.92	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$1,065.62	$4.04	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Utility and Telecommunications Fund	7

Security name	Shares	Value

Common Stocks: 95.22%

Consumer Discretionary: 4.40%

Media: 4.40%
Comcast Corporation Class A	450,200	$17,323,696

Energy: 1.24%

Oil, Gas & Consumable Fuels: 1.24%
EQT Corporation	75,000	4,893,000

Industrials: 0.39%

Machinery: 0.39%
Perma Pipe International Holdings Incorporated †	183,117	1,547,339

Information Technology: 10.08%

IT Services: 10.08%
MasterCard Incorporated Class A	80,000	11,296,000
Visa Incorporated Class A	270,000	28,414,800

		39,710,800

Real Estate: 1.44%

Equity REITs: 1.44%
Preferred Apartment Communities Incorporated Series A	300,000	5,664,000

Telecommunication Services: 6.22%

Diversified Telecommunication Services: 1.49%
AT&T Incorporated	150,000	5,875,500

Wireless Telecommunication Services: 4.73%
Shenandoah Telecommunications Company	500,000	18,600,000

Utilities: 71.45%

Electric Utilities: 39.47%
ALLETE Incorporated	10,000	772,900
Alliant Energy Corporation	580,000	24,110,600
American Electric Power Company Incorporated	175,000	12,292,000
Edison International	325,000	25,080,250
Eversource Energy	425,000	25,687,000
Exelon Corporation	50,000	1,883,500
Great Plains Energy Incorporated	210,000	6,363,000
NextEra Energy Incorporated	165,000	24,180,750
PNM Resources Incorporated	600,000	24,180,000
Spark Energy Incorporated Class A (l)	729,006	10,935,090

		155,485,090

Gas Utilities: 3.46%
Snam SpA	500,000	2,408,713
South Jersey Industries Incorporated	325,000	11,222,250

		13,630,963

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Utility and Telecommunications Fund	Portfolio of investments—September 30, 2017 (unaudited)

Security name			Shares	Value

Multi-Utilities: 24.41%
CenterPoint Energy Incorporated			250,000	$7,302,500
CMS Energy Corporation			600,000	27,792,000
Dominion Resources Incorporated			260,000	20,001,800
Hera SpA			1,000,000	3,143,855
Northwestern Corporation			102,411	5,831,282
Public Service Enterprise Group Incorporated			200,000	9,250,000
Sempra Energy			200,000	22,826,000

				96,147,437

Water Utilities: 4.11%
American Water Works Company Incorporated			200,000	16,182,000

Total Common Stocks (Cost $161,974,077)				375,059,825

Exchange-Traded Funds: 0.13%
Horizons NASDAQ 100 Covered Call ETF			21,500	513,635

Total Exchange-Traded Funds (Cost $512,990)				513,635

	Dividend yield
Preferred Stocks: 1.20%

Real Estate: 1.20%

Equity REITs: 1.20%
Ashford Hospitality Prime Incorporated	6.80%		11,100	224,442
Wheeler REIT Incorporated	9.72		200,000	4,500,000

Total Preferred Stocks (Cost $4,796,145)				4,724,442

		Expiration date
Warrants: 0.00%

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Energy & Exploration Partners Incorporated †(a)		05-16-2023	9	0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 3.05%

Investment Companies: 3.05%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92		12,028,495	12,028,495

Total Short-Term Investments (Cost $12,028,495)				12,028,495

Total investments in securities (Cost $179,311,707)	99.60%	392,326,397
Other assets and liabilities, net	0.40	1,572,599

Total net assets	100.00%	$393,898,996

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2017 (unaudited)	Wells Fargo Utility and Telecommunications Fund	9

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Common Stocks

Utilities

Electric Utilities
Spark Energy Incorporated Class A	364,503	364,503	0	729,006	$0	$(710,290)	$132,132	$10,935,090	2.78%

Short-Term Investments

Investment Companies
Wells Fargo Government Money Market Fund Select Class	9,484,804	25,882,297	23,338,606	12,028,495	0	0	40,450	12,028,495	3.05

Affiliated securities no longer held at end of period					50	0	76,807	0	0.00

					$50	$(710,290)	$249,389	$22,963,585	5.83%

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Utility and Telecommunications Fund	Statement of assets and liabilities—September 30, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $160,527,171)	$369,362,812
Investments in affiliated securities, at value (cost $18,784,536)	22,963,585
Segregated cash	2,000
Foreign currency, at value (cost $924,419)	926,274
Receivable for investments sold	1,484,578
Receivable for Fund shares sold	29,823
Receivable for dividends	627,311
Receivable for securities lending income	9,377
Prepaid expenses and other assets	67,680

Total assets	395,473,440

Liabilities
Payable for investments purchased	792,549
Payable for Fund shares redeemed	304,380
Management fee payable	206,955
Administration fees payable	69,413
Distribution fees payable	31,343
Shareholder servicing fees payable	79,582
Accrued expenses and other liabilities	90,222

Total liabilities	1,574,444

Total net assets	$393,898,996

NET ASSETS CONSIST OF
Paid-in capital	$192,448,234
Undistributed net investment income	959,017
Accumulated net realized losses on investments	(12,524,800)
Net unrealized gains on investments	213,016,545

Total net assets	$393,898,996

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$315,291,058
Shares outstanding – Class A1	14,940,837
Net asset value per share – Class A	$21.10
Maximum offering price per share – Class A2	$22.39
Net assets – Class C	$47,931,206
Shares outstanding – Class C1	2,270,727
Net asset value per share – Class C	$21.11
Net assets – Administrator Class	$4,357,303
Shares outstanding – Administrator Class[1]	206,241
Net asset value per share – Administrator Class	$21.13
Net assets – Institutional Class	$26,319,429
Shares outstanding – Institutional Class[1]	1,247,654
Net asset value per share – Institutional Class	$21.10

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2017 (unaudited)	Wells Fargo Utility and Telecommunications Fund	11

Investment income
Dividends (net of foreign withholding taxes of $17,696)	$5,465,834
Income from affiliated securities	249,389

Total investment income	5,715,223

Expenses
Management fee	1,288,751
Administration fees
Class A	331,815
Class B	102 [1]
Class C	52,674
Administrator Class	3,172
Institutional Class	16,498
Shareholder servicing fees
Class A	395,018
Class B	121 [1]
Class C	62,707
Administrator Class	6,100
Distribution fees
Class B	363 [1]
Class C	188,122
Custody and accounting fees	14,271
Professional fees	26,345
Registration fees	40,053
Shareholder report expenses	44,226
Trustees’ fees and expenses	8,090
Other fees and expenses	5,393

Total expenses	2,483,821
Less: Fee waivers and/or expense reimbursements	(85,387)

Net expenses	2,398,434

Net investment income	3,316,789

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on investments:
Unaffiliated securities	(6,072,843)
Affiliated securities	50

Net realized losses on investments	(6,072,793)

Net change in unrealized gains (losses) on:
Unaffiliated securities	27,721,217
Affiliated securities	(710,290)

Net change in unrealized gains (losses) on investments	27,010,927

Net realized and unrealized gains (losses) on investments	20,938,134

Net increase in net assets resulting from operations	$24,254,923

[1]	For the period from April 1, 2017 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Utility and Telecommunications Fund	Statement of changes in net assets

	Six months ended September 30, 2017 (unaudited)		Year ended March 31, 2017

Operations
Net investment income		$3,316,789		$6,758,973
Net realized gains (losses) on investments		(6,072,793)		9,085,832
Net change in unrealized gains (losses) on investments		27,010,927		16,612,203

Net increase in net assets resulting from operations		24,254,923		32,457,008

Distributions to shareholders from
Net investment income
Class A		(2,621,201)		(5,455,227)
Class B		0 [1]		(13,658)
Class C		(211,703)		(530,072)
Administrator Class		(46,186)		(123,585)
Institutional Class		(258,647)		(469,463)

Total distributions to shareholders		(3,137,737)		(6,592,005)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	347,076	7,249,959	856,994	16,502,586
Class B	0 [1]	0 [1]	931	17,537
Class C	19,230	405,855	133,306	2,547,241
Administrator Class	18,779	397,400	167,059	3,222,053
Institutional Class	182,313	3,807,806	1,186,116	22,755,310

		11,861,020		45,044,727

Reinvestment of distributions
Class A	115,166	2,433,133	261,582	5,117,059
Class B	0 [1]	0 [1]	526	10,337
Class C	9,396	198,032	24,081	472,936
Administrator Class	2,045	43,242	6,212	121,579
Institutional Class	11,301	238,821	21,471	420,106

		2,913,228		6,142,017

Payment for shares redeemed
Class A	(924,122)	(19,287,427)	(2,573,856)	(49,397,946)
Class B	(34,601)[1]	(704,872)[1]	(121,956)	(2,335,058)
Class C	(313,120)	(6,565,193)	(673,370)	(12,905,384)
Administrator Class	(72,583)	(1,508,085)	(275,364)	(5,137,966)
Institutional Class	(174,722)	(3,640,606)	(797,063)	(15,174,155)

		(31,706,183)		(84,950,509)

Net decrease in net assets resulting from capital share transactions		(16,931,935)		(33,763,765)

Total increase (decrease) in net assets		4,185,251		(7,898,762)

Net assets
Beginning of period		389,713,745		397,612,507

End of period		$393,898,996		$389,713,745

Undistributed net investment income		$959,017		$779,965

[1]	For the period from April 1, 2017 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Utility and Telecommunications Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$20.01	$18.70	$18.23	$17.71	$15.85	$13.78
Net investment income	0.18	0.35	0.31	0.29	0.36	0.36
Net realized and unrealized gains (losses) on investments	1.08	1.30	0.45	0.57	1.84	2.07

Total from investment operations	1.26	1.65	0.76	0.86	2.20	2.43
Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.29)	(0.34)	(0.34)	(0.36)
Net asset value, end of period	$21.10	$20.01	$18.70	$18.23	$17.71	$15.85
Total return[1]	6.31%	8.87%	4.30%	4.82%	14.12%	17.94%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.20%	1.22%	1.22%	1.23%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.74%	1.79%	1.73%	1.57%	2.21%	2.47%
Supplemental data
Portfolio turnover rate	2%	22%	15%	29%	20%	21%
Net assets, end of period (000s omitted)	$315,291	$308,152	$315,238	$341,342	$350,029	$316,551

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$20.01	$18.70	$18.25	$17.73	$15.86	$13.79
Net investment income	0.08	0.16	0.17 [1]	0.15	0.24 [1]	0.23
Net realized and unrealized gains (losses) on investments	1.11	1.34	0.45	0.57	1.85	2.09

Total from investment operations	1.19	1.50	0.62	0.72	2.09	2.32
Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.17)	(0.20)	(0.22)	(0.25)
Net asset value, end of period	$21.11	$20.01	$18.70	$18.25	$17.73	$15.86
Total return[2]	5.94%	8.04%	3.49%	4.04%	13.31%	17.03%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.95%	1.97%	1.97%	1.98%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	0.99%	1.02%	0.99%	0.82%	1.46%	1.71%
Supplemental data
Portfolio turnover rate	2%	22%	15%	29%	20%	21%
Net assets, end of period (000s omitted)	$47,931	$51,123	$57,431	$63,632	$61,329	$57,431

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Utility and Telecommunications Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$20.03	$18.72	$18.25	$17.73	$15.86	$13.79
Net investment income	0.20	0.38	0.34	0.33	0.40	0.39
Net realized and unrealized gains (losses) on investments	1.09	1.30	0.45	0.56	1.84	2.07

Total from investment operations	1.29	1.68	0.79	0.89	2.24	2.46
Distributions to shareholders from
Net investment income	(0.19)	(0.37)	(0.32)	(0.37)	(0.37)	(0.39)
Net asset value, end of period	$21.13	$20.03	$18.72	$18.25	$17.73	$15.86
Total return[1]	6.46%	9.04%	4.49%	5.01%	14.41%	18.16%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.09%	1.06%	1.04%	1.04%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.93%	1.93%	1.93%	1.79%	2.38%	2.66%
Supplemental data
Portfolio turnover rate	2%	22%	15%	29%	20%	21%
Net assets, end of period (000s omitted)	$4,357	$5,168	$6,740	$8,365	$9,383	$5,803

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2017 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$20.00	$18.69	$18.23	$17.74	$15.87	$13.80
Net investment income	0.22	0.42	0.36 [1]	0.35 [1]	0.42	0.46
Net realized and unrealized gains (losses) on investments	1.09	1.30	0.45	0.54	1.85	2.03

Total from investment operations	1.31	1.72	0.81	0.89	2.27	2.49
Distributions to shareholders from
Net investment income	(0.21)	(0.41)	(0.35)	(0.40)	(0.40)	(0.42)
Net asset value, end of period	$21.10	$20.00	$18.69	$18.23	$17.74	$15.87
Total return[2]	6.56%	9.26%	4.63%	5.02%	14.58%	18.34%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.84%	0.79%	0.79%	0.80%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	2.11%	2.18%	2.03%	1.89%	2.56%	2.97%
Supplemental data
Portfolio turnover rate	2%	22%	15%	29%	20%	21%
Net assets, end of period (000s omitted)	$26,319	$24,575	$15,295	$14,156	$10,325	$8,317

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Utility and Telecommunications Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant

18	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

Notes to financial statements (unaudited)	Wells Fargo Utility and Telecommunications Fund	19

The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2017, the aggregate cost of all investments for federal income tax purposes was $184,288,778 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$213,674,069
Gross unrealized losses	(5,636,450)
Net unrealized gains	$208,037,619

As of March 31, 2017, the Fund had current year deferred post-October capital losses consisting of $1,452,222 in short-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

20	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$17,323,696	$0	$0	$17,323,696
Energy	4,893,000	0	0	4,893,000
Industrials	1,547,339	0	0	1,547,339
Information technology	39,710,800	0	0	39,710,800
Real estate	5,664,000	0	0	5,664,000
Telecommunication services	24,475,500	0	0	24,475,500
Utilities	281,445,490	0	0	281,445,490

Exchange-traded funds	513,635	0	0	513,635

Preferred stocks
Real estate	4,724,442	0	0	4,724,442

Warrants
Energy	0	0	0	0

Short-term investments
Investment companies	12,028,495	0	0	12,028,495
Total assets	$392,326,397	$0	$0	$392,326,397

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, preferred stocks with a market value of $4,724,442 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended September 30, 2017, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Utility and Telecommunications Fund	21

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Crow Point Partners, LLC, which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class C shares, 0.95% for Administrator Class shares, and 0.78% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2017, Funds Distributor received $4,167 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A, Class B, and Class C shares for the six months ended September 30, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2017 were $9,328,458 and $30,203,523, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

22	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

For the six months ended September 30, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utility and telecommunications companies and, therefore, may be more affected by changes in the utility and telecommunications sectors than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Utility and Telecommunications Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

26	Wells Fargo Utility and Telecommunications Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Utility and Telecommunications Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Crow Point Partners, LLC (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the

28	Wells Fargo Utility and Telecommunications Fund	Other information (unaudited)

performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review except the one-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the S&P 500 Utilities Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the other funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	29

scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Utility and Telecommunications Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

306448 11-17 SA318/SAR318 09-17

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	November 22, 2017

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	November 22, 2017